As filed with the Securities and Exchange Commission on April 20, 2017
File No. 333-101950
811-04732
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 23	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 764	/X/

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 1, 2017 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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PART A

THE DIRECTOR OUTLOOK*
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/2/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.thehartford.com/annuities

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These market names include: The Director Outlook Series II/IIR, BB&T Director Outlook Series II/IIR, AmSouth Variable Annuity Outlook Series II/IIR, Director Select Outlook Series II/IIR, Huntington Director Outlook Series II/IIR, First Horizon Director Outlook Series II/IIR, Classic Director Outlook Series II/IIR, Wells Fargo Director Series II/IIR, and Director Preferred Outlook Series II/IIR.
The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocate your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: AIM Variable Insurance Funds, Hartford HLS Funds, Hartford Investment Management Company, Huntington Funds, Pioneer Variable Contracts Trust, and Wells Fargo Funds Management, LLC.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2017
Date of Statement of Additional Information: May 1, 2017

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: The Hartford - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First and The Hartford’s Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford’s Principal First and The Hartford’s Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford’s Principal First and The Hartford’s Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.

Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100 th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. The Fixed Accumulation Feature was not offered in all Contracts and is not available in all states. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for Contracts issued in Massachusetts.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any Contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.

Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
The Hartford’s Principal First: An option that was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under The Hartford’s Principal First in any Contract Year is 7% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
The Hartford’s Principal First Preferred: An option that was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under The Hartford’s Principal First Preferred in any Contract Year is 5% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Fee Tables
The following tables describe the fees and expenses that you will pay when purchasing, owning and Surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.

Contract Owner Transaction Expenses
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	7%
Second Year	6%
Third Year	5%
Fourth Year	4%
Fifth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.40%
Total Separate Account Annual Expenses	1.40%
Optional Charges (as a percentage of average daily Sub-Account Value)
MAV/EPB Death Benefit Change (4)(5)	0.30%
The Hartford’s Principal First Charge (5)	0.75%
The Hartford’s Principal First Preferred Charge (5)	0.20%
Total Separate Account Annual Expenses with all optional charges (6)	2.45%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

(4)
The MAV/EPB Death Benefit was not available for Contracts issued in Washington, New York or Minnesota. There was a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington, New York or Minnesota. The charge is 0.30% of the average daily Sub-Account Value.

(5)	This rider/option can no longer be elected or added after you purchase your Contract.

(6)	Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.
This table shows the minimum and maximum total annual fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

The Director Outlook	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.56%	1.19%

BB&T Director Outlook II/IIR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.56%	1.19%

AmSouth VA Outlook II/IIR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.56%	1.19%

Director Select Outlook II/IIR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.56%	1.19%

Huntington Director Outlook II/IIR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.56%	2.28%

Classic Director Outlook II/IIR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.56%	1.19%

Wells Fargo Director Outlook II/IIR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.56%	1.21%

Director Preferred Outlook II/IIR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.56%	1.19%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including the highest combination of Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

The Director Outlook, BB&T Director Outlook, AmSouth Variable Annuity Outlook, Director Select Outlook, Classic Director Outlook, Wells Fargo Director Outlook, and Director Preferred Outlook:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,045
3 years	$1,689
5 years	$2,052
10 years	$4,199

(2)	If you annuitize at the end of the applicable time period:

1 year	$296
3 years	$1,112
5 years	$1,942
10 years	$4,085

(3)	If you do not Surrender your Contract:

1 year	$403
3 years	$1,220
5 years	$2,052
10 years	$4,199

Huntington Director Outlook:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,149
3 years	$1,994
5 years	$2,567
10 years	$5,116

(2)	If you annuitize at the end of the applicable time period:

1 year	$408
3 years	$1,436
5 years	$2,461
10 years	$5,010

(3)	If you do not Surrender your Contract:

1 year	$515
3 years	$1,542
5 years	$2,567
10 years	$5,116

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?” Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	5%
4	4%
5 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount.
✓	Premium Payments or earnings that have been in your Contract for more than four years.
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life expectancy.
✓	Most payments we make to you as part of your Annuity Payout.
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.40% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.
What charges will I pay on an annual basis if I elected optional benefits?

•
MAV/EPB Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Death Benefit.” If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Preferred Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

If you elect the Annuity Commencement Date Deferral Option ("Deferral Option"), then upon the original Annuity Commencement Date, The Hartford's Principal First, The Hartford's Principal First Preferred as well as all other living benefits and optional death benefits are terminated and the associated rider charges will no longer be assessed.
Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Hartford pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payouts by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever is later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option ("Deferral Option") section below. If you elect the Deferral Option, you may defer your Annuity Commencement Date the Annuitant’s 100 th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100 th birthday.

•
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with a ten year period certain.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Request Form In Good Order during the Election Period. The Election Period begins when we send you the Annuity Commencement Date Deferral Option rider and ends on your Annuity Commencement Date. The Annuity Commencement Date Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option .
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Hartford, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for Contracts issued in Massachusetts.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2016, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2016, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2016, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $53.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
The Fixed Accumulation Feature is currently not available.
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature.
The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. The Fixed Accumulation Feature interest rates may vary by State. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series II of the Contract was sold before January 30, 2004. Series IIR of the Contract is sold on or after January 30, 2004.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
If you purchased your Contract in Alabama, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchased you Contract in Oregon, we will accept subsequent Premium Payments only during the first six Contract Years. If you purchased your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant’s 66th birthday or the sixth Contract Anniversary, whichever is later.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
California Seniors — The Senior Protection Program
Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

•	Elect the Senior Protection Program, or

•	Elect to immediately allocate the initial Premium Payments to the other investment options.
Under the Senior Protection Program we will allocate your initial Premium Payment to a money market fund sub-account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.
If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market fund sub-account unless you direct otherwise.
You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from a money market fund sub-account to another investment option.
When you terminate your participation in the Senior Protection Program:

•	You may reallocate your Contract Value in the Program to other investment options; or

•	we will automatically reallocate your Account value in the Program according to your original instructions 35 days after your initial Premium Payment.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular

Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.
How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary or;

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
If you elect the Deferral Option, at least 80% of your Contract Value must be invested in Sub-Accounts on the original Annuity Commencement Date. That is, no more than 20% of the Contract Value may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Request Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgment Hartford returns to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	5%
4	4%
5 or more	0%
Surrender Order - During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

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Annual Withdrawal Amount — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

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If you are a patient in a certified long-term care facility or other eligible facility — We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

✓	facility recognized as a general hospital by the proper authority of the state in which it is located;
✓	facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;
✓	facility certified by Medicare as a hospital or long-term care facility;
✓	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.
This waiver may not be available in all states.

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

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For The Hartford’s Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For The Hartford’s Principal First Preferred Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

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For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

•
For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period — No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.40% of the Sub-Account Value.
The Mortality and Expense Risk Charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The Mortality and Expense Risk Charge enables us to keep our commitments and to pay you as planned. If the Mortality and Expense Risk Charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the Mortality and Expense Risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the Mortality and Expense Risk Charge.

Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any Contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Charges for Optional Benefits

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MAV/EPB Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Death Benefit.” If you elected the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

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The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

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The Hartford’s Principal First Preferred Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

If you elect the Annuity Commencement Date Deferral Option, then upon the original Annuity Commencement Date, The Hartford's Principal First, The Hartford's Principal First Preferred as well as all other living benefits and optional death benefits are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.

The Hartford’s Principal First and The Hartford’s Principal First Preferred
Electing The Hartford’s Principal First or The Hartford’s Principal First Preferred
If you elect the Annuity Commencement Date Deferral Option, The Hartford’s Principal First and The Hartford Principal First Preferred riders including any guaranteed income benefit, death benefit settlement option and any annuitization option under these riders (i) will be terminated in their entirety; (ii) the charge for these riders will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If, however, you are receiving Automatic Income Payments under The Hartford’s Principal First or The Hartford Principal First Preferred riders, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. For more details, see the Annuity Commencement Date Deferral Option (“Deferral Option”) section in the Annuity Payout subsection in The Contract section.
The Hartford’s Principal First and The Hartford’s Principal First Preferred can no longer be elected or added after you purchased your Contract.
If you elected The Hartford’s Principal First you cannot cancel it and we will continue to deduct The Hartford’s Principal First Charge until we begin to make Annuity Payouts.
You may cancel The Hartford’s Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford’s Principal First Preferred to your Contract. If you cancel The Hartford’s Principal First Preferred, all Benefit Payments and charges for The Hartford’s Principal First Preferred will terminate. Once The Hartford’s Principal First Preferred is cancelled it cannot be reinstated. You may terminate this rider by submitting The Hartford’s Principal First Preferred Termination Form to our Administrative Offices or by calling us. Termination requests will not be accepted more than 30 days prior to your fifth rider anniversary.
Whether you elected either The Hartford’s Principal First or The Hartford’s Principal First Preferred, a company-sponsored exchange will not be considered to be a revocation or termination of either benefit.
Overview
The Hartford’s Principal First and The Hartford’s Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elected your optional benefit. The amount that is protected is your “Benefit Amount.” In other words, The Hartford’s Principal First and The Hartford’s Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.
Determining your Benefit Amount
The initial Benefit Amount for both The Hartford’s Principal First and The Hartford’s Principal First Preferred depends on when you elected your optional benefit. If you elected your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elected your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

•	Your Benefit Amount can never be more than $5 million dollars.

•	Your Benefit Amount is reduced as you take withdrawals.
Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford’s Principal First or The Hartford’s Principal First Preferred, respectively.
Benefit Payments
Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford’s Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.
If you elected your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you established your optional benefit any time after you purchased your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.
The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

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If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford’s Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford’s Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

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If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to the “new” Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Except for Contracts issued in New York, if you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford’s Principal First Preferred and The Hartford’s Principal First, respectively.
Surrendering your Contract
You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford’s Principal First or The Hartford’s Principal First Preferred.
If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.
The fixed annuity payout option for The Hartford’s Principal First is called The Hartford’s Principal First Payout Option. The fixed annuity payout option for The Hartford’s Principal First Preferred is called The Hartford’s Principal First Preferred Payout Option.
While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
Annuitizing your Contract
If you elected The Hartford’s Principal First or The Hartford’s Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford’s Principal First Payout Option or The Hartford’s Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.
Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.
Key differences between The Hartford’s Principal First and The Hartford’s Principal First Preferred
While The Hartford’s Principal First and The Hartford’s Principal First Preferred share many of the same characteristics, there are some important differences.

Features	The Hartford’s Principal First	The Hartford’s Principal First Preferred
Charge	0.75% of Sub-Account Value	0.20% of Sub-Account
Benefit Payment	7% of Benefit Amount	5% of Benefit Amount
Revocability	• Irrevocable.	• Revocable anytime after the 5th Contract Year or the 5th anniversary of the date you added The Hartford’s Principal First Preferred to your Contract.
	• Charge continues to be deducted until we begin to make annuity payouts.	• Charge continues to be deducted until we begin to make annuity payout or charge will terminate if The Hartford’s Principal First Preferred is cancelled.
Step Up	• After the 5th Contract Year, every five years thereafter if elected.	• Not Available.
Maximum Issue Age	• Non-Qualified & Roth IRA — Age 85 • IRA/Qualified — Age 80	• Non-Qualified & Roth IRA — Age 85 • IRA/Qualified — Age 70
Investment Restrictions	• None	• You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary between certain investment options. This restriction is not currently enforced.
Spousal Continuation	• Available	• Available
The Hartford’s Principal First — Step-Up
Any time after the 5th year The Hartford’s Principal First has been in effect, you may elect to “step-up” the Benefit Amount. There is no “step-up” available for The Hartford’s Principal First Preferred. If you choose to “step-up” the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford’s Principal First “step-up” has been in place, you may choose to “step-up” the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step-up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” The Hartford’s Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step-up,” we may be charging more for The Hartford’s Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step-up” we will charge you the current charge. Before you decide to “step-up,” you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

•
Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

•
If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

The Hartford’s Principal First Preferred — Investment Restrictions
We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.
Required Minimum Distributions
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
For purposes of The Hartford’s Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.
Other Information
If you elected The Hartford’s Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equal or exceed $100,000.
We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford’s Principal First and The Hartford’s Principal First Preferred. This means that if you purchased two Contracts from us in any twelve month period and elect either The Hartford’s Principal First or The Hartford’s Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.
We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.
For examples on how The Hartford’s Principal First is calculated, please see “Appendix III.” For examples on how The Hartford’s Principal First Preferred is calculated, please see “Appendix IV.”
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
You were able to purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You could not choose both. If you did not choose a Death Benefit, we issued your Contract with the Asset Protection Death Benefit.
An optional Death Benefit for an additional charge was available. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.” The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
The following table summarizes information about the Death Benefit choices in the Contract. We also have examples of the Death Benefit calculations in Appendix II at the end of the prospectus that may be helpful in understanding the Death Benefit choices. You made your Death Benefit choices at the time you purchased your Contract. You cannot change those elections. The following chart, which was designed to assist owners when the Contracts were still for sale, is included to help you understand the choices you made.

Standard Death Benefit Choices	Summary	How it works
Asset Protection Death Benefit	Not available if you elect the Premium Protection Death Benefit.	This Death Benefit is the greatest of:
	No extra charge.	✓ Contract Value; or

✓ Contract Value PLUS 25% of the total
       Premium Payments excluding any
       subsequent Premium Payments we
       receive within 12 months of death or after
       death. Premium Payments are adjusted
       for any partial Surrenders; or

✓ Contract Value PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.
This Death Benefit cannot exceed the greatest of:
✓ Contract Value; or
✓ Total Premium Payments adjusted for any partial Surrenders; or
✓ Your Maximum Anniversary Value.
Premium Protection Death Benefit	Not available if you elect the Asset Protection Death Benefit.	This Death Benefit is the greater of:
	No extra charge.	✓ Contract Value; or
✓ Total Premium Payments you have made to us minus an adjustment for any partial Surrenders.
You cannot choose this Death Benefit if either you or your Annuitant are 76 years old or older.

Optional Death Benefit	Summary	How it works
MAV/EPB Death Benefit	Optional Death Benefit that is available for an additional annual charge equal to 0.30% of your Contract Value invested in the Sub-Accounts and is deducted daily.	If you elect this Death Benefit with the Asset Protection Death Benefit, your Death Benefit will be the greatest of:

	Only available upon purchase.	✓ The Asset Protection Death Benefit described above;

May elect in addition to either the Asset Protection Death Benefit or the Premium Protection Death Benefit. The Death Benefit will be the same regardless of whether you elect the Asset Protection Death Benefit or the Premium Protection Death Benefit.
✓ The total Premium Payments you have made to us adjusted for any partial Surrenders;
✓ Your Maximum Anniversary Value; or
✓ The Earnings Protection Benefit.

You cannot choose this Death Benefit by itself.	If you elect this Death Benefit with the Premium Protection Death Benefit, your Death Benefit will be the greatest of:

You cannot choose this Death Benefit if you or your Annuitant are 76 years old or older.

✓ The Premium Protection Death Benefit described above;
✓ Your Maximum Anniversary Value; or
✓ The Earnings Protection Benefit.
Asset Protection Death Benefit
The Asset Protection Death Benefit is one of the two standard Death Benefit choices.
Here is an example of how the Asset Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000.

➢	In your fourth Contract Year, you made a partial Surrender of $8,000.

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

➢	Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the greatest of these three values:	Based on the assumptions above, here is how we would do the actual calculations:
✓ Contract Value or	Contract Value equals $115,000.
✓ Contract Value PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
$115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
✓ Contract Value PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.	$115,000 + [25% ($150,000)] = $152,500.
The Asset Protection Death Benefit has a maximum. That means the Death Benefit cannot exceed the Asset Protection Death Benefit Maximum.
Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest of:	Based on the assumptions above, here is the calculation of the Asset Protection Death Benefit Maximum:
✓ Contract Value;	• Contract Value is $115,000,
✓ Total Premium Payments you have made to us, adjusted for any partial Surrenders; or	• Total Premium Payments you have made to us minus an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or
✓ Your Maximum Anniversary Value.	• Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
The discussion of the Death Benefit choices above says that we make an adjustment to your total Premium Payments for partial Surrenders when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see Appendix II.

The discussion of the Death Benefit choices above also refers to your Maximum Anniversary Value. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
We make an adjustment for partial Surrenders when we calculate your Anniversary Value. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see “Appendix II.”
We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.
Premium Protection Death Benefit
The Premium Protection Death Benefit was one of the two standard Death Benefit choices.
Here is an example of how the Premium Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000.

➢	In your fourth Contract Year, you made a partial Surrender of $8,000.

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding the greater of these two values:	Based on the assumptions above, here is how we would do the actual calculations:
✓ Contract Value; or	$115,000
✓ Total Premium Payments you have made to us minus an adjustment for any partial Surrenders.	$100,000 - $8,000 = $92,000
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under “Adjustments to total Premium Payments for partial Surrenders.”
If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.
For examples of how we calculate the Death Benefit, see Appendix II.
Optional Death Benefit
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
This rider/option can no longer be elected or added after you purchase your Contract. We call the optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.” The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.
The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.
If you elected the MAV/EPB Death Benefit, you cannot cancel it.

You could only elect the MAV/EPB Death Benefit at the time that you purchased your Contract.
The MAV/EPB Death Benefit is described below.
MAV/EPB Death Benefit
This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

MAV/EPB Death Benefit with the Asset Protection Death Benefit	MAV/EPB Death Benefit with the Premium Protection Death Benefit
The Death Benefit will be the greatest of the Asset Protection Death Benefit or the following three values:	The Death Benefit will be the greatest of the Premium Protection Death Benefit or the following two values:
• The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	• Your Maximum Anniversary Value; or
• Your Maximum Anniversary Value; or	• The Earnings Protection Benefit, which is discussed below.
• The Earnings Protection Benefit, which is discussed below.

➢
If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

For examples of how we calculate the Death Benefit, see Appendix II.
Earnings Protection Benefit — If you and your Annuitant were age 69 or under when you purchased your Contract, the Earnings Protection Benefit is:

•	Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

•	40% of the Contract gain since the date that you purchased your Contract.
We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

•	Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

•	Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

•	Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

•	We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.
If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.
We use the adjustment for partial Surrenders when we calculate the Contract gain by:

•	Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

•	Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.
If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.
For examples of how we calculate the Death Benefit, see Appendix II.

Here is an example of how the MAV/EPB Death Benefit works with the standard Death Benefit choices.
Assume that:

➢	You made a single Premium Payment of $100,000,

➢	After deduction of Sales Charge, your Net Premium Payment is $96,500. This was your Contract Value on the date you purchased your Contract,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000,

➢	Your Maximum Anniversary Value was $150,000.
Based on the assumptions above, this table shows how we would do the calculations:

MAV/EPB Death Benefit with Asset Protection Death Benefit		MAV/EPB Death Benefit with Premium Protection Death Benefit
Asset Protection Death Benefit (see Example above)	$150,000	Premium Protection Death Benefit (see Example above)	$115,000
The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	$100,000 - $8,000 = $92,000	Your Maximum Anniversary Value; or	$150,000
Your Maximum Anniversary Value; or	$150,000	The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 - $100,000 = $15,000]
			40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 - $100,000 = $15,000]	Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the three values compared, the Death Benefit is $150,000
	40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the four values compared, the Death Benefit is $150,000
MAV/EPB Death Benefit considerations:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

•
If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

Optional Death Benefit for Contracts issued in Washington, New York or Minnesota
The optional Death Benefit is different for Contracts issued in Washington, New York or Minnesota. We call this optional Death Benefit the “Maximum Anniversary Value Death Benefit.” It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.
The Maximum Anniversary Value Death Benefit is described below:
If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

•	The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

•	Your Maximum Anniversary Value.
If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.
Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchased this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.
We impose a limit on total death benefits if:

•	The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

•	Aggregate Premium Payments total $5 million or more.
When the limit applies, total death benefits cannot exceed the greater of:

•	The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction. In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued. If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100 th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100 th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options including those that may result in a payout at death please see the section entitled “Annuity Payouts and the Death Benefit section of your Contract”. If you have questions about these and any other scenarios, please contact your Registered Representative or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. As of October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option (“Deferral Option”)
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined below. If you elect the Deferral Option, you may defer your Annuity Commencement Date to the Annuitant’s 100 th birthday.
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), and which will begin at least ninety days before your Annuity Commencement Date, you may choose any of the available options.
The Hartford may withdraw the Deferral Option at any time.
If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You own one or more eligible contracts issued by Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company

•	You have not elected the Deferral Option previously;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	The state in which your Contract was issued has approved the Deferral Option rider;

•
We must receive your signed Annuity Commencement Date Deferral Option Request Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Request Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity

Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

•	The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
As you approach your Annuity Commencement Date if you have questions about whether or not this option is available in your state, please call us at 1-800-862-6668.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, the following changes to your contract will occur on your Annuity Commencement Date:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100 th birthday ("the Deferred Annuity Commencement Date");

•	All living benefit riders and all optional Death Benefit riders and their associated fees will terminate. No previously paid fees will be refunded. Specifically:

•
The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•
The Hartford’s Principal First and The Hartford's Principal First Preferred riders, including any guaranteed income benefit, death benefit settlement option and any annuitization option under the riders (i) will be terminated in their entirety; (ii) the charge for the riders will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If you are receiving Automatic Income Payments under The Hartford’s Principal First or The Hartford's Principal First Preferred riders, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value. The contract minimum is generally $500, but varies by state and may be changed in the future in our sole discretion, with notice to you. The minimum may be obtained by calling us at 1-800-862-6668;

•	No other Death Benefit, optional Death Benefits or living benefits apply. All optional Death Benefits, living benefits and their associated charges will terminate;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

•
At least 80% of your Contract Value must be invested in Sub-Accounts. That is, no more than 20% of your Contract Value may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Request Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the Annuity Commencement Date. The Contract Value is calculated on the Valuation Day immediately before the transfer;

•
Similarly, if there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the Annuity Commencement Date;

•
The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date;

•	If you elect the Deferral Option, premium taxes, if not previously deducted, will be deducted on your Deferred Annuity Commencement Date and not on your Annuity Commencement Date; and

•	If you choose the Deferral Option, full and partial Surrenders may be made up to the Deferred Annuity Commencement Date.
The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.

•
If you elect the Deferral Option and if your Spouse continues the Contract after the Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100 th birthday.

•
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100 th birthday.

•
Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100 th birthday.

We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•
It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

•
Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value, the loss of all living benefits and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

•
Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate The Hartford’s Principal First or The Hartford's Principal First Preferred riders or reverse any other changes made to your Contract on the Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and
If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Effective February 11, 2017, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option ("Deferral Option") section below. If you elect the Deferral Option, you may defer your Annuity Commencement Date the Annuitant’s 100 th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100 th birthday.

•
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with a ten year period certain.

Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.

1.	When do you want Annuity Payouts to begin?
You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.	Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. The Hartford’s Principal First Payout Option is available only to Contract Holders who elect The Hartford’s Principal First rider. The Hartford’s Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford’s Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Period Certain
We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
The Hartford’s Principal First Payout Option
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
The Hartford’s Principal First Preferred Payout Option
If you elected The Hartford’s Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

Important Information:

•
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

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For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.

3.	How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.	What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5.	Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate set by us.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

•	Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs. Combination Annuity Payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions, please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional Charge for these Programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.
Dollar Cost Averaging
We offer two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your Registered Representative to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.

You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours.
HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2016. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries.
Core and Edge Contracts may be sold directly to the following individuals free of any commission (“Employee Gross-Up” on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2016, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2016, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2016, Additional Payments did not in the aggregate exceed approximately $15.6 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $18,500.
Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Telephone: 1-800-862-6668 (Contract Owners)
1-800-862-7155 (Registered Representatives)
Financial Statements
You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non - Participating
Misstatement of Age or Sex
Principal Underwriter
Additional Payments
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision .
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account

APP TAX-2

are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.”

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The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts

APP TAX-4

received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the

APP TAX-5

death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

APP TAX-6

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married

APP TAX-7

individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.
Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often

APP TAX-8

differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated

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below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special

APP TAX-10

rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).

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Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter $18,000 for 2017. The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

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6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

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The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.

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By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

APP I-1

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	The Director Outlook Series II/IIR, BB&T Director Outlook Series II/IIR, First Horizon Director Outlook Series II/IIR, Classic Director Outlook II/IIR and Director Preferred Outlook Series II/IIR	APP I - 2
2.	AmSouth Variable Annuity Outlook Series II/IR	APP I - 4
3.	The Director Select Outlook Series II/IIR	APP I - 6
4.	Huntington Director Outlook Series II/II	APP I - 8
5.	Wells Fargo Director Outlook Series II/IIR	APP I - 10

APP I-2

1. The Director Outlook Series II/IIR, BB&T Director Outlook Series II/IIR, First Horizon Director Outlook Series II/IIR, Classic Director Outlook Series II/IIR and Director Preferred Outlook Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series II**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IB	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IB†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IB	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - Class IB	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-4

2. AmSouth Variable Annuity Outlook Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series II**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IB	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IB†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IB	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - Class IB	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio - Class II	Reasonable income and capital growth	Pioneer Investment Management, Inc.

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-6

3. The Director Select Outlook Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series II**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IB	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IB†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IB	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-7

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - Class IB	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Wells Fargo Variable Trust Funds
Wells Fargo VT International Equity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-8

4. Huntington Director Outlook Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series II**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IB	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IB†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IB	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - Class IB	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Mutual Fund and Variable Insurance Trust
Rational Dividend Capture VA Fund (formerly Catalyst Dividend Capture VA Fund)	Seeks total return with dividend income as an important component of that return	Rational Advisors, Inc., Sub-advised by PVG Asset Management Corp.
Rational Insider Buying VA Fund (formerly Catalyst Insider Buying VA Fund)	Seeks long-term capital appreciation	Rational Advisors, Inc.

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-10

5. Wells Fargo Director Outlook Series II/IIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. Government Money Market Fund - Series II**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund - Class IB	Seeks capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small/Mid Cap Equity HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund - Class IB	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Disciplined Equity HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Dividend and Growth HLS Fund - Class IB	Seeks a high level of current income consistent with growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Global Growth HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Healthcare HLS Fund - Class IB†	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford High Yield HLS Fund - Class IB	Seeks to provide high current income, and long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford MidCap Value HLS Fund - Class IB	Seeks long-term capital appreciation	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Small Company HLS Fund - Class IB	Seeks growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund - Class IB	Seeks long-term growth of capital	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP

APP I-11

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Total Return Bond HLS Fund - Class IB	Seeks a competitive total return, with income as a secondary objective	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund - Class IB	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
Hartford Value HLS Fund - Class IB	Seeks long-term total return	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
HIMCO VIT
HIMCO VIT Index Fund - Class IB	Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate.	Hartford Investment Management Company
Wells Fargo Variable Trust Funds
Wells Fargo VT Discovery Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Index Asset Allocation Fund - Class 2	Long-term total return, consisting of capital appreciation and current income	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT International Equity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Omega Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation	Wells Fargo Funds Management, LLC, Sub-advised by Wells Capital Management Incorporated

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP II-1

Appendix II — Death Benefit — Examples
Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•	the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

•	your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].
Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.
Amount of Asset Protection Death Benefit
Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $140,000.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

APP II-2

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Adjustment for Partial Surrender for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Amount of Asset Protection Death Benefit
Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].
So, your Asset Protection Death Benefit cannot exceed $120,000.
Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth contract year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000

APP II-3

dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

MAV/EPB Death Benefit with Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($8,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.
Calculation of Contract gain
Hartford would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($117,403),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($0),
So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your Adjusted Maximum Anniversary Value is $109,403.
Asset Protection Death Benefit Amount is $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)
Adjusted Total Premium Payment Amount is $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

APP II-4

MAV/EPB Death Benefit
In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	Your Maximum Anniversary Value is $140,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.
Adjustment for Partial Surrenders
To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($60,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.
Calculation of Contract gain
Hartford would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($120,000),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($10,000),
So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000),
Which equals $90,000. The cap is 200% of $90,000, which is $180,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Death Benefit with Earnings Protection Benefit
In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-5

MAV/EPB Death Benefit with Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Maximum Anniversary Value is $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $60,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value was $140,000,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)
Maximum Anniversary Value is $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

APP III-1

Appendix III — The Hartford’s Principal First — Examples
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — The Hartford’s Principal First Preferred — Examples
Example 1: Assume you select The Hartford’s Principal First Preferred when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

•	Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP V-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.

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APP V-2

Hartford Life Insurance Company

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346	$1.284
Accumulation Unit Value at end of period	$1.870	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346
Number of Accumulation Units outstanding at end of period (in thousands)	1,415	1,592	1,992	2,388	2,620	3,322	4,158	4,655	6,182	8,123
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.046	$19.532	$18.279	$15.496	$14.211	$14.334	$13.132	$10.355	$—	$—
Accumulation Unit Value at end of period	$19.662	$19.046	$19.532	$18.279	$15.496	$14.211	$14.334	$13.132	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	12	19	16	7	3	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709	$2.357
Accumulation Unit Value at end of period	$3.595	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709
Number of Accumulation Units outstanding at end of period (in thousands)	1,486	1,662	1,997	2,339	2,861	3,474	4,203	5,210	6,270	7,968
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.180	$23.570	$22.567	$16.671	$14.473	$16.784	$14.800	$10.438	$—	$—
Accumulation Unit Value at end of period	$23.805	$23.180	$23.570	$22.567	$16.671	$14.473	$16.784	$14.800	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	39	38	40	52	43	10	3	—	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.704	$1.621	$1.419	$1.062	$0.918	$0.922	$0.822	$0.665	$1.078	$1.012
Accumulation Unit Value at end of period	$1.772	$1.704	$1.621	$1.419	$1.062	$0.918	$0.922	$0.822	$0.665	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	391	415	456	335	439	512	615	787	903	1,224
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.794	$23.837	$21.083	$15.949	$13.931	$14.149	$12.746	$10.422	$—	$—
Accumulation Unit Value at end of period	$25.522	$24.794	$23.837	$21.083	$15.949	$13.931	$14.149	$12.746	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	1	—	—	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681	$1.578
Accumulation Unit Value at end of period	$2.690	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681
Number of Accumulation Units outstanding at end of period (in thousands)	1,421	1,740	2,134	2,584	3,142	3,736	4,341	5,192	6,381	8,654
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.475	$21.283	$19.356	$15.075	$13.634	$13.825	$12.545	$10.338	$—	$—
Accumulation Unit Value at end of period	$22.894	$20.475	$21.283	$19.356	$15.075	$13.634	$13.825	$12.545	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	10	12	19	13	8	—	—	—

APP V-3

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.255	$1.181	$1.124	$0.839	$0.691	$0.816	$0.726	$0.544	$1.163	$0.946
Accumulation Unit Value at end of period	$1.259	$1.255	$1.181	$1.124	$0.839	$0.691	$0.816	$0.726	$0.544	$1.163
Number of Accumulation Units outstanding at end of period (in thousands)	442	489	614	607	756	728	899	1,049	1,393	1,787
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.584	$21.477	$20.651	$15.572	$12.963	$15.466	$13.908	$10.534	$—	$—
Accumulation Unit Value at end of period	$22.415	$22.584	$21.477	$20.651	$15.572	$12.963	$15.466	$13.908	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	1	1	1	—	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.916	$2.653	$2.364	$1.770	$1.419	$1.583	$1.368	$1.073	$2.008	$1.575
Accumulation Unit Value at end of period	$2.853	$2.916	$2.653	$2.364	$1.770	$1.419	$1.583	$1.368	$1.073	$2.008
Number of Accumulation Units outstanding at end of period (in thousands)	200	211	258	173	218	252	259	391	471	426
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.608	$24.462	$22.025	$16.667	$13.498	$15.217	$13.297	$10.540	$—	$—
Accumulation Unit Value at end of period	$25.763	$26.608	$24.462	$22.025	$16.667	$13.498	$15.217	$13.297	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	6	5	6	6	—	—	—
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$5.384	$4.833	$3.859	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190	$2.098
Accumulation Unit Value at end of period	$4.851	$5.384	$4.833	$3.859	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	6	12	13	14	15	22	77
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.244	$31.062	$25.065	$16.955	$14.440	$13.669	$13.111	$10.976	$—	$—
Accumulation Unit Value at end of period	$30.529	$34.244	$31.062	$25.065	$16.955	$14.440	$13.669	$13.111	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.896	$2.015	$1.997	$1.908	$1.697	$1.647	$1.442	$0.974	$1.325	$1.310
Accumulation Unit Value at end of period	$2.132	$1.896	$2.015	$1.997	$1.908	$1.697	$1.647	$1.442	$0.974	$1.325
Number of Accumulation Units outstanding at end of period (in thousands)	164	183	229	261	369	390	540	451	706	1,402
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.777	$20.163	$20.196	$19.494	$17.519	$17.191	$15.206	$10.382	$—	$—
Accumulation Unit Value at end of period	$20.886	$18.777	$20.163	$20.196	$19.494	$17.519	$17.191	$15.206	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	1	1	—	—	—

APP V-4

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871	$1.492
Accumulation Unit Value at end of period	$1.773	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871
Number of Accumulation Units outstanding at end of period (in thousands)	640	728	847	945	1,087	1,210	1,388	1,367	1,635	2,160
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.652	$16.787	$17.947	$15.165	$12.962	$15.481	$13.891	$10.693	$—	$—
Accumulation Unit Value at end of period	$16.401	$16.652	$16.787	$17.947	$15.165	$12.962	$15.481	$13.891	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	4	4	2	—	—	—	—
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.663	$2.740	$2.575	$1.943	$1.581	$1.758	$1.434	$1.011	$1.719	$1.711
Accumulation Unit Value at end of period	$2.955	$2.663	$2.740	$2.575	$1.943	$1.581	$1.758	$1.434	$1.011	$1.719
Number of Accumulation Units outstanding at end of period (in thousands)	231	247	287	259	399	372	429	443	552	762
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.937	$28.011	$26.602	$20.289	$16.682	$18.743	$15.445	$11.005	$—	$—
Accumulation Unit Value at end of period	$29.586	$26.937	$28.011	$26.602	$20.289	$16.682	$18.743	$15.445	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	1	1	—	—	—
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.499	$2.554	$2.453	$1.722	$1.491	$1.495	$1.113	$0.836	$1.357	$1.406
Accumulation Unit Value at end of period	$2.762	$2.499	$2.554	$2.453	$1.722	$1.491	$1.495	$1.113	$0.836	$1.357
Number of Accumulation Units outstanding at end of period (in thousands)	172	191	228	265	434	482	436	597	721	915
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.572	$30.548	$29.653	$21.030	$18.404	$18.642	$14.025	$10.642	$—	$—
Accumulation Unit Value at end of period	$32.341	$29.572	$30.548	$29.653	$21.030	$18.404	$18.642	$14.025	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	3	2	—	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999	$1.779
Accumulation Unit Value at end of period	$2.660	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999
Number of Accumulation Units outstanding at end of period (in thousands)	242	238	274	385	437	526	599	747	811	990
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.024	$24.654	$23.646	$16.831	$14.953	$15.901	$13.158	$10.453	$—	$—
Accumulation Unit Value at end of period	$21.879	$22.024	$24.654	$23.646	$16.831	$14.953	$15.901	$13.158	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	—	—	—	—	—

APP V-5

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$10.578	$—
Accumulation Unit Value at end of period	$17.780	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	6	12	16	21	20	10	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.072	$27.037	$26.388	$19.727	$17.490	$18.172	$14.836	$10.307	$—	$—
Accumulation Unit Value at end of period	$28.462	$25.072	$27.037	$26.388	$19.727	$17.490	$18.172	$14.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277	$1.226
Accumulation Unit Value at end of period	$1.870	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277
Number of Accumulation Units outstanding at end of period (in thousands)	1,128	1,214	1,535	1,732	1,974	2,325	2,712	3,427	4,091	5,217
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.771	$23.770	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—	$—
Accumulation Unit Value at end of period	$24.852	$23.771	$23.770	$21.938	$17.042	$15.307	$15.900	$14.229	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	1	1	—	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510	$1.466
Accumulation Unit Value at end of period	$1.856	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510
Number of Accumulation Units outstanding at end of period (in thousands)	2,090	2,307	2,840	3,411	4,206	4,712	5,694	6,742	6,453	9,324
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.542	$12.959	$12.566	$13.095	$12.510	$12.013	$11.479	$10.253	$—	$—
Accumulation Unit Value at end of period	$12.755	$12.542	$12.959	$12.566	$13.095	$12.510	$12.013	$11.479	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	8	10	7	6	—	—	—
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.181	$1.182	$1.168	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132	$1.102
Accumulation Unit Value at end of period	$1.179	$1.181	$1.182	$1.168	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132
Number of Accumulation Units outstanding at end of period (in thousands)	373	472	720	675	783	873	1,305	1,535	2,100	2,466
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.943	$10.054	$10.043	$10.499	$10.402	$10.190	$10.086	$10.024	$—	$—
Accumulation Unit Value at end of period	$9.825	$9.943	$10.054	$10.043	$10.499	$10.402	$10.190	$10.086	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	5	9	9	5	4	—	—	—

APP V-6

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198	$1.161
Accumulation Unit Value at end of period	$1.080	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198
Number of Accumulation Units outstanding at end of period (in thousands)	468	578	668	834	959	1,093	1,585	1,835	5,120	2,611
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.386	$8.602	$8.824	$9.052	$9.276	$9.507	$9.742	$9.979	$—	$—
Accumulation Unit Value at end of period	$8.236	$8.386	$8.602	$8.824	$9.052	$9.276	$9.507	$9.742	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	7	—	—	—	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.923	$2.018	$1.842	$1.419	$1.233	$1.279	$1.134	$0.927	$1.428	$1.332
Accumulation Unit Value at end of period	$2.152	$1.923	$2.018	$1.842	$1.419	$1.233	$1.279	$1.134	$0.927	$1.428
Number of Accumulation Units outstanding at end of period (in thousands)	233	298	329	385	466	548	614	415	464	623
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.872	$21.071	$19.437	$15.130	$13.287	$13.924	$12.475	$10.305	$—	$—
Accumulation Unit Value at end of period	$22.000	$19.872	$21.071	$19.437	$15.130	$13.287	$13.924	$12.475	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	4	2	—	—	—	—	—
HIMCO VIT Index Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.453	$1.462	$1.351	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.596	$1.453	$1.462	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	121	160	219	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.684	$22.041	$20.418	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.558	$21.684	$22.041	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.648	$9.783	$9.920	$9.983	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.517	$9.648	$9.783	$9.920	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	18	6	5	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.389	$9.621	$9.859	$9.970	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.165	$9.389	$9.621	$9.859	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-7

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Pioneer Fund VCT Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.580	$1.608	$1.472	$1.123	$1.035	$1.100	$0.964	$0.783	$1.209	$1.170
Accumulation Unit Value at end of period	$1.708	$1.580	$1.608	$1.472	$1.123	$1.035	$1.100	$0.964	$0.783	$1.209
Number of Accumulation Units outstanding at end of period (in thousands)	480	482	548	607	825	1,045	1,266	1,527	2,703	3,921
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.039	$19.584	$18.117	$13.961	$13.013	$13.971	$12.372	$10.150	$—	$—
Accumulation Unit Value at end of period	$20.365	$19.039	$19.584	$18.117	$13.961	$13.013	$13.971	$12.372	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.837	$1.821	$1.950	$1.649	$1.471	$1.710	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	88	90	132	169	176	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.171	$14.197	$15.364	$13.127	$11.834	$13.906	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.278	$14.171	$14.197	$15.364	$13.127	$11.834	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669	$0.932	$0.844
Accumulation Unit Value at end of period	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669	$0.932
Number of Accumulation Units outstanding at end of period (in thousands)	142	143	144	168	229	296	369	391	442	518
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.188	$26.409	$26.002	$19.003	$16.127	$17.462	$14.938	$10.633	$—	$—
Accumulation Unit Value at end of period	$25.750	$26.188	$26.409	$26.002	$19.003	$16.127	$17.462	$14.938	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.169	$16.878	$15.461	$11.969	$10.482	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	4	4	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.449	$16.296	$15.086	$11.802	$10.444	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.962	$15.449	$16.296	$15.086	$11.802	$10.444	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	6	4	6	5	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.780	$17.662	$18.408	$12.529	$11.876	$12.724	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$17.701	$16.780	$17.662	$18.408	$12.529	$11.876	$12.724	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-9

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Catalyst Dividend Capture VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.080	$2.176	$2.003	$1.693	$1.540	$1.459	$1.285	$1.042	$1.469	$1.587
Accumulation Unit Value at end of period	$2.194	$2.080	$2.176	$2.003	$1.693	$1.540	$1.459	$1.285	$1.042	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	104	120	150	36	37	53	85	109	120	211
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.663	$21.843	$20.320	$17.358	$15.959	$15.275	$13.597	$11.138	$—	$—
Accumulation Unit Value at end of period	$21.568	$20.663	$21.843	$20.320	$17.358	$15.959	$15.275	$13.597	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Catalyst Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.952	$2.133	$2.208	$1.698	$1.404	$1.437	$1.124	$0.857	$1.480	$1.347
Accumulation Unit Value at end of period	$2.137	$1.952	$2.133	$2.208	$1.698	$1.404	$1.437	$1.124	$0.857	$1.480
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	28	7	22	23	24	32	36	17
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.437	$24.769	$25.919	$20.134	$16.826	$17.402	$13.759	$10.605	$—	$—
Accumulation Unit Value at end of period	$24.304	$22.437	$24.769	$25.919	$20.134	$16.826	$17.402	$13.759	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.408	$25.119	$25.383	$17.900	$15.418	$15.569	$11.649	$8.419	$15.344	$12.721
Accumulation Unit Value at end of period	$25.908	$24.408	$25.119	$25.383	$17.900	$15.418	$15.569	$11.649	$8.419	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.490	$28.590	$29.196	$20.806	$18.110	$18.480	$13.972	$10.205	$—	$—
Accumulation Unit Value at end of period	$28.875	$27.490	$28.590	$29.196	$20.806	$18.110	$18.480	$13.972	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.995	$1.998	$1.716	$1.455	$1.305	$1.243	$1.113	$0.977	$1.398	$1.318
Accumulation Unit Value at end of period	$2.118	$1.995	$1.998	$1.716	$1.455	$1.305	$1.243	$1.113	$0.977	$1.398
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.772	$20.013	$17.372	$14.881	$13.492	$12.984	$11.745	$10.425	$—	$—
Accumulation Unit Value at end of period	$20.774	$19.772	$20.013	$17.372	$14.881	$13.492	$12.984	$11.745	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.936	$12.886	$13.807	$11.715	$10.469	$12.190	$10.086	$—	$—	$—
Accumulation Unit Value at end of period	$13.176	$12.936	$12.886	$13.807	$11.715	$10.469	$12.190	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.207	$12.289	$13.306	$11.409	$10.302	$12.123	$10.079	$—	$—	$—
Accumulation Unit Value at end of period	$12.304	$12.207	$12.289	$13.306	$11.409	$10.302	$12.123	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.687	$19.700	$19.234	$13.944	$11.746	$12.610	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$19.514	$19.687	$19.700	$19.234	$13.944	$11.746	$12.610	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.592	$18.800	$18.550	$13.589	$11.568	$12.550	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.236	$18.592	$18.800	$18.550	$13.589	$11.568	$12.550	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.870	$19.745	$18.133	$14.072	$12.353	$13.259	$10.865	$7.458	$12.625	$12.007
Accumulation Unit Value at end of period	$20.883	$18.870	$19.745	$18.133	$14.072	$12.353	$13.259	$10.865	$7.458	$12.625
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.320	$25.716	$23.866	$18.716	$16.603	$18.008	$14.912	$10.344	$—	$—
Accumulation Unit Value at end of period	$26.633	$24.320	$25.716	$23.866	$18.716	$16.603	$18.008	$14.912	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.354	$2.458	$2.540	$1.715	$1.612	$1.713	$1.371	$0.911	$1.576	$1.405
Accumulation Unit Value at end of period	$2.501	$2.354	$2.458	$2.540	$1.715	$1.612	$1.713	$1.371	$0.911	$1.576
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.895	$27.325	$28.538	$19.467	$18.494	$19.866	$16.059	$10.781	$—	$—
Accumulation Unit Value at end of period	$27.226	$25.895	$27.325	$28.538	$19.467	$18.494	$19.866	$16.059	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-11

Hartford Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346	$1.284
Accumulation Unit Value at end of period	$1.870	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346
Number of Accumulation Units outstanding at end of period (in thousands)	4,871	5,528	6,374	8,387	10,629	12,285	14,126	16,612	21,046	26,811
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.046	$19.532	$18.279	$15.496	$14.211	$14.334	$13.132	$10.355	$—	$—
Accumulation Unit Value at end of period	$19.662	$19.046	$19.532	$18.279	$15.496	$14.211	$14.334	$13.132	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	98	97	80	47	43	53	21	—	—
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709	$2.357
Accumulation Unit Value at end of period	$3.595	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709
Number of Accumulation Units outstanding at end of period (in thousands)	5,062	5,804	7,004	8,847	10,377	12,780	15,535	18,462	22,776	28,237
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.180	$23.570	$22.567	$16.671	$14.473	$16.784	$14.800	$10.438	$—	$—
Accumulation Unit Value at end of period	$23.805	$23.180	$23.570	$22.567	$16.671	$14.473	$16.784	$14.800	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	148	161	164	121	124	111	46	—	—
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.704	$1.621	$1.419	$1.062	$0.918	$0.922	$0.822	$0.665	$1.078	$1.012
Accumulation Unit Value at end of period	$1.772	$1.704	$1.621	$1.419	$1.062	$0.918	$0.922	$0.822	$0.665	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	3,044	3,682	4,357	5,976	7,679	9,551	11,529	13,944	16,730	21,264
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.794	$23.837	$21.083	$15.949	$13.931	$14.149	$12.746	$10.422	$—	$—
Accumulation Unit Value at end of period	$25.522	$24.794	$23.837	$21.083	$15.949	$13.931	$14.149	$12.746	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	40	45	61	41	27	28	31	2	—	—
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681	$1.578
Accumulation Unit Value at end of period	$2.690	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681
Number of Accumulation Units outstanding at end of period (in thousands)	5,557	6,725	7,945	10,076	12,047	14,738	16,658	20,294	24,993	33,692
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.475	$21.283	$19.356	$15.075	$13.634	$13.825	$12.545	$10.338	$—	$—
Accumulation Unit Value at end of period	$22.894	$20.475	$21.283	$19.356	$15.075	$13.634	$13.825	$12.545	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	169	185	195	179	130	152	120	29	—	—

APP V-12

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.255	$1.181	$1.124	$0.839	$0.691	$0.816	$0.726	$0.544	$1.163	$0.946
Accumulation Unit Value at end of period	$1.259	$1.255	$1.181	$1.124	$0.839	$0.691	$0.816	$0.726	$0.544	$1.163
Number of Accumulation Units outstanding at end of period (in thousands)	2,389	2,915	3,187	3,631	4,420	5,494	6,748	7,985	10,125	12,421
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.584	$21.477	$20.651	$15.572	$12.963	$15.466	$13.908	$10.534	$—	$—
Accumulation Unit Value at end of period	$22.415	$22.584	$21.477	$20.651	$15.572	$12.963	$15.466	$13.908	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	43	28	28	19	21	16	2	—	—
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.916	$2.653	$2.364	$1.770	$1.419	$1.583	$1.368	$1.073	$2.008	$1.575
Accumulation Unit Value at end of period	$2.853	$2.916	$2.653	$2.364	$1.770	$1.419	$1.583	$1.368	$1.073	$2.008
Number of Accumulation Units outstanding at end of period (in thousands)	1,357	1,709	2,123	1,612	1,784	2,161	2,527	3,233	4,109	5,889
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.608	$24.462	$22.025	$16.667	$13.498	$15.217	$13.297	$10.540	$—	$—
Accumulation Unit Value at end of period	$25.763	$26.608	$24.462	$22.025	$16.667	$13.498	$15.217	$13.297	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	56	41	47	17	13	10	4	—	—
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$5.384	$4.833	$3.859	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190	$2.098
Accumulation Unit Value at end of period	$4.851	$5.384	$4.833	$3.859	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190
Number of Accumulation Units outstanding at end of period (in thousands)	106	132	157	197	261	321	403	566	729	943
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.244	$31.062	$25.065	$16.955	$14.440	$13.669	$13.111	$10.976	$—	$—
Accumulation Unit Value at end of period	$30.529	$34.244	$31.062	$25.065	$16.955	$14.440	$13.669	$13.111	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	8	3	5	3	2	—	—
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.896	$2.015	$1.997	$1.908	$1.697	$1.647	$1.442	$0.974	$1.325	$1.310
Accumulation Unit Value at end of period	$2.132	$1.896	$2.015	$1.997	$1.908	$1.697	$1.647	$1.442	$0.974	$1.325
Number of Accumulation Units outstanding at end of period (in thousands)	1,519	1,505	1,945	2,815	3,298	3,749	4,654	5,048	4,720	5,725
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.777	$20.163	$20.196	$19.494	$17.519	$17.191	$15.206	$10.382	$—	$—
Accumulation Unit Value at end of period	$20.886	$18.777	$20.163	$20.196	$19.494	$17.519	$17.191	$15.206	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	37	41	40	29	35	23	8	—	—

APP V-13

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871	$1.492
Accumulation Unit Value at end of period	$1.773	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871
Number of Accumulation Units outstanding at end of period (in thousands)	3,885	4,505	5,257	6,398	8,067	10,101	11,295	8,479	10,170	13,137
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.652	$16.787	$17.947	$15.165	$12.962	$15.481	$13.891	$10.693	$—	$—
Accumulation Unit Value at end of period	$16.401	$16.652	$16.787	$17.947	$15.165	$12.962	$15.481	$13.891	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	76	80	78	56	69	52	6	—	—
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.663	$2.740	$2.575	$1.943	$1.581	$1.758	$1.434	$1.011	$1.719	$1.711
Accumulation Unit Value at end of period	$2.955	$2.663	$2.740	$2.575	$1.943	$1.581	$1.758	$1.434	$1.011	$1.719
Number of Accumulation Units outstanding at end of period (in thousands)	764	917	1,153	1,478	1,890	1,976	2,536	2,757	3,605	5,049
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.937	$28.011	$26.602	$20.289	$16.682	$18.743	$15.445	$11.005	$—	$—
Accumulation Unit Value at end of period	$29.586	$26.937	$28.011	$26.602	$20.289	$16.682	$18.743	$15.445	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	22	15	39	11	26	13	5	—	—
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.499	$2.554	$2.453	$1.722	$1.491	$1.495	$1.113	$0.836	$1.357	$1.406
Accumulation Unit Value at end of period	$2.762	$2.499	$2.554	$2.453	$1.722	$1.491	$1.495	$1.113	$0.836	$1.357
Number of Accumulation Units outstanding at end of period (in thousands)	1,316	1,523	1,768	2,254	3,066	3,622	4,670	6,032	7,466	9,529
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.572	$30.548	$29.653	$21.030	$18.404	$18.642	$14.025	$10.642	$—	$—
Accumulation Unit Value at end of period	$32.341	$29.572	$30.548	$29.653	$21.030	$18.404	$18.642	$14.025	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	21	20	37	17	19	16	1	—	—
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999	$1.779
Accumulation Unit Value at end of period	$2.660	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999
Number of Accumulation Units outstanding at end of period (in thousands)	268	355	437	663	799	975	1,176	1,439	1,883	2,373
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.024	$24.654	$23.646	$16.831	$14.953	$15.901	$13.158	$10.453	$—	$—
Accumulation Unit Value at end of period	$21.879	$22.024	$24.654	$23.646	$16.831	$14.953	$15.901	$13.158	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	10	13	5	4	24	4	3	—	—

APP V-14

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$10.578	$—
Accumulation Unit Value at end of period	$17.780	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	26	34	58	89	115	157	112	69	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.072	$27.037	$26.388	$19.727	$17.490	$18.172	$14.836	$10.307	$—	$—
Accumulation Unit Value at end of period	$28.462	$25.072	$27.037	$26.388	$19.727	$17.490	$18.172	$14.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	5	2	2	2	5	—	—	—
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277	$1.226
Accumulation Unit Value at end of period	$1.870	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277
Number of Accumulation Units outstanding at end of period (in thousands)	3,171	3,864	4,573	6,190	7,795	9,718	11,746	14,306	17,715	21,790
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.771	$23.770	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—	$—
Accumulation Unit Value at end of period	$24.852	$23.771	$23.770	$21.938	$17.042	$15.307	$15.900	$14.229	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	31	35	61	42	27	29	30	7	—	—
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510	$1.466
Accumulation Unit Value at end of period	$1.856	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510
Number of Accumulation Units outstanding at end of period (in thousands)	5,620	6,465	7,538	9,445	11,547	13,026	14,866	17,092	18,413	26,580
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.542	$12.959	$12.566	$13.095	$12.510	$12.013	$11.479	$10.253	$—	$—
Accumulation Unit Value at end of period	$12.755	$12.542	$12.959	$12.566	$13.095	$12.510	$12.013	$11.479	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	143	143	207	175	200	192	124	49	—	—
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.181	$1.182	$1.168	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132	$1.102
Accumulation Unit Value at end of period	$1.179	$1.181	$1.182	$1.168	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132
Number of Accumulation Units outstanding at end of period (in thousands)	3,551	4,589	5,262	6,832	8,080	9,350	10,283	11,705	13,836	16,488
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.943	$10.054	$10.043	$10.499	$10.402	$10.190	$10.086	$10.024	$—	$—
Accumulation Unit Value at end of period	$9.825	$9.943	$10.054	$10.043	$10.499	$10.402	$10.190	$10.086	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	130	96	97	248	112	75	20	—	—

APP V-15

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198	$1.161
Accumulation Unit Value at end of period	$1.080	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198
Number of Accumulation Units outstanding at end of period (in thousands)	2,486	3,062	3,538	4,897	7,213	10,569	10,392	14,007	21,136	9,018
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.386	$8.602	$8.824	$9.052	$9.276	$9.507	$9.742	$9.979	$—	$—
Accumulation Unit Value at end of period	$8.236	$8.386	$8.602	$8.824	$9.052	$9.276	$9.507	$9.742	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	64	55	49	43	45	142	162	—	—
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.923	$2.018	$1.842	$1.419	$1.233	$1.279	$1.134	$0.927	$1.428	$1.332
Accumulation Unit Value at end of period	$2.152	$1.923	$2.018	$1.842	$1.419	$1.233	$1.279	$1.134	$0.927	$1.428
Number of Accumulation Units outstanding at end of period (in thousands)	1,216	1,637	2,022	2,657	3,375	3,767	4,829	1,567	2,031	2,721
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.872	$21.071	$19.437	$15.130	$13.287	$13.924	$12.475	$10.305	$—	$—
Accumulation Unit Value at end of period	$22.000	$19.872	$21.071	$19.437	$15.130	$13.287	$13.924	$12.475	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	41	39	41	23	23	5	—	—	—
HIMCO VIT Index Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.453	$1.462	$1.351	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.596	$1.453	$1.462	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	919	1,171	1,390	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.684	$22.041	$20.418	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.558	$21.684	$22.041	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	5	—	—	—	—	—	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.648	$9.783	$9.920	$9.983	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.517	$9.648	$9.783	$9.920	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	212	158	255	88	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.389	$9.621	$9.859	$9.970	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.165	$9.389	$9.621	$9.859	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	12	—	5	—	—	—	—	—	—

APP V-16

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.837	$1.821	$1.950	$1.649	$1.471	$1.710	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	57	66	77	83	103	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.171	$14.197	$15.364	$13.127	$11.834	$13.906	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.278	$14.171	$14.197	$15.364	$13.127	$11.834	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669	$0.932	$0.844
Accumulation Unit Value at end of period	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669	$0.932
Number of Accumulation Units outstanding at end of period (in thousands)	29	29	29	29	49	71	103	130	211	192
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.188	$26.409	$26.002	$19.003	$16.127	$17.462	$14.938	$10.633	$—	$—
Accumulation Unit Value at end of period	$25.750	$26.188	$26.409	$26.002	$19.003	$16.127	$17.462	$14.938	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.169	$16.878	$15.461	$11.969	$10.482	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	3	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.449	$16.296	$15.086	$11.802	$10.444	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.962	$15.449	$16.296	$15.086	$11.802	$10.444	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.780	$17.662	$18.408	$12.529	$11.876	$12.724	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$17.701	$16.780	$17.662	$18.408	$12.529	$11.876	$12.724	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-17

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.408	$25.119	$25.383	$17.900	$15.418	$15.569	$11.649	$8.419	$15.344	$12.721
Accumulation Unit Value at end of period	$25.908	$24.408	$25.119	$25.383	$17.900	$15.418	$15.569	$11.649	$8.419	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.490	$28.590	$29.196	$20.806	$18.110	$18.480	$13.972	$10.205	$—	$—
Accumulation Unit Value at end of period	$28.875	$27.490	$28.590	$29.196	$20.806	$18.110	$18.480	$13.972	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.995	$1.998	$1.716	$1.455	$1.305	$1.243	$1.113	$0.977	$1.398	$1.318
Accumulation Unit Value at end of period	$2.118	$1.995	$1.998	$1.716	$1.455	$1.305	$1.243	$1.113	$0.977	$1.398
Number of Accumulation Units outstanding at end of period (in thousands)	38	39	132	151	151	152	182	207	197	316
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.772	$20.013	$17.372	$14.881	$13.492	$12.984	$11.745	$10.425	$—	$—
Accumulation Unit Value at end of period	$20.774	$19.772	$20.013	$17.372	$14.881	$13.492	$12.984	$11.745	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	—	—	—	—	—
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.936	$12.886	$13.807	$11.715	$10.469	$12.190	$10.086	$—	$—	$—
Accumulation Unit Value at end of period	$13.176	$12.936	$12.886	$13.807	$11.715	$10.469	$12.190	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	6	20	27	30	26	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.207	$12.289	$13.306	$11.409	$10.302	$12.123	$10.079	$—	$—	$—
Accumulation Unit Value at end of period	$12.304	$12.207	$12.289	$13.306	$11.409	$10.302	$12.123	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	—	—	—	—	—	—	—
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.687	$19.700	$19.234	$13.944	$11.746	$12.610	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$19.514	$19.687	$19.700	$19.234	$13.944	$11.746	$12.610	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	9	14	18	19	25	33	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.592	$18.800	$18.550	$13.589	$11.568	$12.550	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.236	$18.592	$18.800	$18.550	$13.589	$11.568	$12.550	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-18

	As of December 31,
Sub-Account	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.870	$19.745	$18.133	$14.072	$12.353	$13.259	$10.865	$7.458	$12.625	$12.007
Accumulation Unit Value at end of period	$20.883	$18.870	$19.745	$18.133	$14.072	$12.353	$13.259	$10.865	$7.458	$12.625
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.320	$25.716	$23.866	$18.716	$16.603	$18.008	$14.912	$10.344	$—	$—
Accumulation Unit Value at end of period	$26.633	$24.320	$25.716	$23.866	$18.716	$16.603	$18.008	$14.912	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.354	$2.458	$2.540	$1.715	$1.612	$1.713	$1.371	$0.911	$1.576	$1.405
Accumulation Unit Value at end of period	$2.501	$2.354	$2.458	$2.540	$1.715	$1.612	$1.713	$1.371	$0.911	$1.576
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	9	25	33	41	53	70	105	191
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.895	$27.325	$28.538	$19.467	$18.494	$19.866	$16.059	$10.781	$—	$—
Accumulation Unit Value at end of period	$27.226	$25.895	$27.325	$28.538	$19.467	$18.494	$19.866	$16.059	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP VI-1

Appendix VI — Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable to the Following Products

Director Outlook 2	BB&T Director Outlook 2	Director Select Outlook 2
AmSouth VA Outlook 2	Classic Director Outlook 2	First Horizon Director Outlook 1
Director Preferred Outlook 2	Huntington Director Outlook 2	Wells Fargo Director Outlook 2

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	2016 Series 105[1]	2016 Series 106[2]	2016 Series 203[3]	2016 Series 303[4]	2016 Series 403[5]
Hartford Disciplined Equity HLS Fund	5%	6%	8%	9%	11%
Hartford Dividend and Growth HLS Fund	4%	5%	6%	8%	10%
Hartford Global Growth HLS Fund	4%	6%	7%	9%	11%
Hartford Growth Opportunities HLS Fund	6%	8%	10%	11%	12%
Hartford High Yield HLS Fund	17%	21%	19%	18%	14%
Hartford International Opportunities HLS Fund	5%	7%	9%	11%	13%
Hartford MidCap Value HLS Fund	1%	1%	2%	2%	3%
Hartford Small Cap Growth HLS Fund	2%	3%	3%	4%	5%
Hartford Small/Mid Cap Equity HLS Fund	3%	4%	5%	6%	5%
Hartford Total Return Bond HLS Fund	26%	18%	13%	9%	7%
Hartford U.S. Government Securities HLS Fund	27%	21%	18%	13%	9%
Total	100%	100%	100%	100%	100%

(1) Formerly Ultra Conservative.
(2) Formerly Conservative.
(3) Formerly Balanced.
(4) Formerly Moderate Growth.
(5) Formerly Growth.

APP VII-1

Annuity Commencement Date Deferral Option — Example
T his example does not represent your actual Contract. It uses hypothetical amounts, not your actual Contract amounts.
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100 th birthday.
Because the amounts used below are assumptions and do not represent your actual Contract amounts, this example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
The Contract Value is $250,000.
The investment (tax basis) in the Contract is $175,000.
The Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether variable payouts, fixed payouts or a combination of variable and fixed payouts are elected. In addition, the exclusion ratio depends on factors including the investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on the annuitant’s life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•The assumed net rate of return for this period;
•The amount payable in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect investment and taxes.
Total and taxable amounts if the Contract is annuitized on the Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
The election of the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
The annual payment is assumed to equal to $25,660. This amount is calculated based on the assumed contract value of $250,000 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $256,600 ($25,660 per year times 10 years) will be received.
Based on these assumptions:
The exclusion ratio is 0.682 ($175,000 divided by $256,600). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($25,660 times 0.682). This represents the portion of your annual payment that is excludable from federal income tax. The annual taxable amount is the remainder, $8,160 ($25,660 minus $17,500).
After 10 years, the total taxable amount is $81,600 ($8,160 per year times 10 years).
Total and taxable amounts if the Annuity Commencement Date Deferral Option is elected and the Annuity Commencement Date is deferred to age 100 and the Contract has positive net returns through age 100:
This example assumes:
The Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, the Contract Value at age 100 is $370,061 ($250,000 times (1+ .04) compounded each year for ten years).
If a Death Benefit is payable at age 100:
The beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.

APP VII-2

$195,061 (the total amount minus the investment in the Contract, or $370,061 minus $175,000) of the amount is taxable to the beneficiary.
If annuitization is elected at age 100 using the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
The annual payment is assumed to equal to $37,960. This amount is calculated based on the assumed contract value of $370,061 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $379,600 ($37,960 per year times 10 years) will be received.
Based on this assumption:
The exclusion ratio will be 0.461 ($175,000 divided by $379,600). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($37,960 times 0.461). This represents the portion of your annual payment that is excludable from federal income tax.
The annual taxable amount is the remainder, $20,460 ($37,960 minus $17,500).
After 10 years, the total taxable amount is $204,600 ($20,460 per year times 10 years).
Total and taxable amounts if the Annuity Commencement Date Deferral Option is elected, the Annuity Commencement Date is deferred to age 100 and the Contract has negative net returns through age 100:
This example assumes:
The Contract has a -2% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, the Contract Value at age 100 is $204,268 ($250,000 times (1 -.02) compounded each year for ten years).
If a Death Benefit is payable at age 100:
The beneficiary receives the $204,268 Contract Value as a Death Benefit in one lump sum.
$29,268 (the total amount minus the investment in the Contract, or $204,268 minus $175,000) of the amount is taxable to the beneficiary.
If annuitization is elected at age 100 using the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
The annual payment is assumed to equal to $20,983. This amount is calculated based on the assumed contract value of $204,268 and a crediting rate of 0.56%. The crediting rate is set by us periodically using current interest rates and other factors.
After 10 years, total payments of $209,830 ($20,983 per year times 10 years) will be received.
Based on this assumption:
The exclusion ratio will be 0.834 ($175,000 divided by $209,830). The exclusion ratio represents the portion of your payments that are excludable from federal income tax.
The annual excludable amount is $17,500 ($20,983 times 0.834). This represents the portion of your annual payment that is excludable from federal income tax.
The annual taxable amount is the remainder or $3,483 ($20,983 minus $17,500).
After 10 years, total taxable amount is $34,830 ($3,483 per year times 10 years).

To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life Insurance Company
Separate Account Two
The Director Outlook Series II/IIR
BB&T Director Outlook Series II/IIR
AmSouth Variable Annuity Outlook Series II/IIR
Director Select Outlook Series II/IIR
Huntington Director Outlook Series II/IIR
Classic Director Outlook Series II/IIR
Wells Fargo Director Outlook Series II/IIR
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2017
Date of Statement of Additional Information: May 1, 2017

2	Hartford Life Insurance Company

General Information
Safekeeping of Assets
Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life Insurance Company Separate Account Two as of December 31, 2016, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2016: $9,662,531; 2015: $8,812,016; and 2014: $8,393,385.
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Nonstandardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula Hartford uses to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4	Hartford Life Insurance Company

Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Balanced HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346	$1.284
Accumulation Unit Value at end of period	$1.870	$1.792	$1.819	$1.684	$1.413	$1.282	$1.280	$1.160	$0.905	$1.346
Number of Accumulation Units outstanding at end of period (in thousands)	1,415	1,592	1,992	2,388	2,620	3,322	4,158	4,655	6,182	8,123
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.483	$1.508	$1.399	$1.176	$1.069	$1.069	$0.971	$0.760	$1.132	$1.081
Accumulation Unit Value at end of period	$1.544	$1.483	$1.508	$1.399	$1.176	$1.069	$1.069	$0.971	$0.760	$1.132
Number of Accumulation Units outstanding at end of period (in thousands)	311	453	644	813	1,095	1,187	1,407	1,494	1,789	2,093
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.464	$1.490	$1.384	$1.165	$1.060	$1.061	$0.965	$0.755	$1.127	$1.077
Accumulation Unit Value at end of period	$1.523	$1.464	$1.490	$1.384	$1.165	$1.060	$1.061	$0.965	$0.755	$1.127
Number of Accumulation Units outstanding at end of period (in thousands)	453	521	751	830	1,044	1,222	1,713	2,156	2,663	3,725
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.453	$1.479	$1.375	$1.157	$1.054	$1.056	$0.960	$0.752	$1.122	$1.074
Accumulation Unit Value at end of period	$1.510	$1.453	$1.479	$1.375	$1.157	$1.054	$1.056	$0.960	$0.752	$1.122
Number of Accumulation Units outstanding at end of period (in thousands)	1,594	1,903	2,586	2,873	3,914	5,664	7,364	8,974	10,876	16,419
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.424	$1.452	$1.351	$1.139	$1.039	$1.042	$0.950	$0.745	$1.113	$1.067
Accumulation Unit Value at end of period	$1.478	$1.424	$1.452	$1.351	$1.139	$1.039	$1.042	$0.950	$0.745	$1.113
Number of Accumulation Units outstanding at end of period (in thousands)	1,913	2,236	2,818	3,950	5,330	7,131	8,560	11,271	14,500	20,257
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.424	$1.452	$1.351	$1.139	$1.039	$1.042	$0.950	$0.745	$1.113	$1.067
Accumulation Unit Value at end of period	$1.478	$1.424	$1.452	$1.351	$1.139	$1.039	$1.042	$0.950	$0.745	$1.113
Number of Accumulation Units outstanding at end of period (in thousands)	1,913	2,236	2,818	3,950	5,330	7,131	8,560	11,271	14,500	20,257
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.392	$1.422	$1.325	$1.119	$1.022	$1.027	$0.937	$0.736	$1.102	$1.057
Accumulation Unit Value at end of period	$1.443	$1.392	$1.422	$1.325	$1.119	$1.022	$1.027	$0.937	$0.736	$1.102
Number of Accumulation Units outstanding at end of period (in thousands)	140	165	214	292	379	510	765	859	1,145	1,737
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.373	$1.404	$1.310	$1.107	$1.012	$1.018	$0.930	$0.731	$—	$—
Accumulation Unit Value at end of period	$1.422	$1.373	$1.404	$1.310	$1.107	$1.012	$1.018	$0.930	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,265	2,257	2,361	2,552	2,505	1,521	1,215	412	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.374	$1.405	$1.312	$1.109	$1.015	$1.021	$0.933	$0.734	$1.100	$1.057
Accumulation Unit Value at end of period	$1.422	$1.374	$1.405	$1.312	$1.109	$1.015	$1.021	$0.933	$0.734	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	1,282	1,381	1,350	1,277	995	1,141	1,571	1,194	952	1,931
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.046	$19.532	$18.279	$15.496	$14.211	$14.334	$13.132	$10.355	$—	$—
Accumulation Unit Value at end of period	$19.662	$19.046	$19.532	$18.279	$15.496	$14.211	$14.334	$13.132	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	12	19	16	7	3	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Capital Appreciation HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709	$2.357
Accumulation Unit Value at end of period	$3.595	$3.464	$3.486	$3.303	$2.414	$2.074	$2.380	$2.077	$1.449	$2.709
Number of Accumulation Units outstanding at end of period (in thousands)	1,486	1,662	1,997	2,339	2,861	3,474	4,203	5,210	6,270	7,968
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.105	$2.122	$2.014	$1.476	$1.270	$1.461	$1.277	$0.893	$1.672	$1.458
Accumulation Unit Value at end of period	$2.180	$2.105	$2.122	$2.014	$1.476	$1.270	$1.461	$1.277	$0.893	$1.672
Number of Accumulation Units outstanding at end of period (in thousands)	559	686	719	830	1,029	1,157	1,307	1,624	1,910	2,575
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.079	$2.098	$1.994	$1.462	$1.260	$1.450	$1.269	$0.888	$1.665	$1.453
Accumulation Unit Value at end of period	$2.151	$2.079	$2.098	$1.994	$1.462	$1.260	$1.450	$1.269	$0.888	$1.665
Number of Accumulation Units outstanding at end of period (in thousands)	1,242	1,336	1,581	1,596	1,880	2,286	3,157	5,122	6,155	6,850
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.062	$2.082	$1.979	$1.452	$1.252	$1.442	$1.262	$0.884	$1.658	$1.448
Accumulation Unit Value at end of period	$2.132	$2.062	$2.082	$1.979	$1.452	$1.252	$1.442	$1.262	$0.884	$1.658
Number of Accumulation Units outstanding at end of period (in thousands)	2,770	3,470	4,599	5,328	7,238	9,356	12,940	17,127	19,997	31,341
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.021	$2.044	$1.946	$1.430	$1.234	$1.424	$1.248	$0.876	$1.645	$1.438
Accumulation Unit Value at end of period	$2.087	$2.021	$2.044	$1.946	$1.430	$1.234	$1.424	$1.248	$0.876	$1.645
Number of Accumulation Units outstanding at end of period (in thousands)	3,198	3,791	4,603	6,497	9,116	11,669	15,158	20,843	24,706	31,498
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.021	$2.044	$1.946	$1.430	$1.234	$1.424	$1.248	$0.876	$1.645	$1.438
Accumulation Unit Value at end of period	$2.087	$2.021	$2.044	$1.946	$1.430	$1.234	$1.424	$1.248	$0.876	$1.645
Number of Accumulation Units outstanding at end of period (in thousands)	3,198	3,791	4,603	6,497	9,116	11,669	15,158	20,843	24,706	31,498
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.976	$2.001	$1.909	$1.404	$1.214	$1.403	$1.232	$0.865	$1.628	$1.426
Accumulation Unit Value at end of period	$2.038	$1.976	$2.001	$1.909	$1.404	$1.214	$1.403	$1.232	$0.865	$1.628
Number of Accumulation Units outstanding at end of period (in thousands)	280	313	381	482	655	1,002	1,653	1,939	2,103	2,719
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.949	$1.976	$1.886	$1.389	$1.203	$1.390	$1.222	$0.859	$—	$—
Accumulation Unit Value at end of period	$2.008	$1.949	$1.976	$1.886	$1.389	$1.203	$1.390	$1.222	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,066	4,391	4,406	4,766	4,416	3,680	3,001	1,803	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.956	$1.984	$1.895	$1.397	$1.209	$1.399	$1.231	$0.866	$1.631	$1.431
Accumulation Unit Value at end of period	$2.014	$1.956	$1.984	$1.895	$1.397	$1.209	$1.399	$1.231	$0.866	$1.631
Number of Accumulation Units outstanding at end of period (in thousands)	2,656	3,054	3,171	2,840	2,540	2,761	2,491	2,369	2,056	2,973
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.180	$23.570	$22.567	$16.671	$14.473	$16.784	$14.800	$10.438	$—	$—
Accumulation Unit Value at end of period	$23.805	$23.180	$23.570	$22.567	$16.671	$14.473	$16.784	$14.800	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	39	38	40	52	43	10	3	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Disciplined Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.704	$1.621	$1.419	$1.062	$0.918	$0.922	$0.822	$0.665	$1.078	$1.012
Accumulation Unit Value at end of period	$1.772	$1.704	$1.621	$1.419	$1.062	$0.918	$0.922	$0.822	$0.665	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	391	415	456	335	439	512	615	787	903	1,224
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.653	$1.576	$1.382	$1.037	$0.898	$0.904	$0.808	$0.655	$1.063	$1.000
Accumulation Unit Value at end of period	$1.716	$1.653	$1.576	$1.382	$1.037	$0.898	$0.904	$0.808	$0.655	$1.063
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	10	10	36	47	59	74	133	142
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.633	$1.558	$1.368	$1.027	$0.890	$0.897	$0.802	$0.651	$1.059	$0.996
Accumulation Unit Value at end of period	$1.693	$1.633	$1.558	$1.368	$1.027	$0.890	$0.897	$0.802	$0.651	$1.059
Number of Accumulation Units outstanding at end of period (in thousands)	63	72	85	91	103	120	134	174	190	236
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.615	$1.542	$1.354	$1.017	$0.882	$0.890	$0.796	$0.646	$1.051	$0.990
Accumulation Unit Value at end of period	$1.674	$1.615	$1.542	$1.354	$1.017	$0.882	$0.890	$0.796	$0.646	$1.051
Number of Accumulation Units outstanding at end of period (in thousands)	228	357	439	591	799	986	1,642	2,097	2,210	3,259
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.171	$2.075	$1.826	$1.373	$1.193	$1.205	$1.080	$0.878	$1.430	$1.349
Accumulation Unit Value at end of period	$2.247	$2.171	$2.075	$1.826	$1.373	$1.193	$1.205	$1.080	$0.878	$1.430
Number of Accumulation Units outstanding at end of period (in thousands)	516	598	901	1,197	1,701	2,060	3,036	3,867	4,353	5,290
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.171	$2.075	$1.826	$1.373	$1.193	$1.205	$1.080	$0.878	$1.430	$1.349
Accumulation Unit Value at end of period	$2.247	$2.171	$2.075	$1.826	$1.373	$1.193	$1.205	$1.080	$0.878	$1.430
Number of Accumulation Units outstanding at end of period (in thousands)	516	598	901	1,197	1,701	2,060	3,036	3,867	4,353	5,290
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.552	$1.486	$1.309	$0.987	$0.858	$0.868	$0.779	$0.634	$1.035	$0.977
Accumulation Unit Value at end of period	$1.604	$1.552	$1.486	$1.309	$0.987	$0.858	$0.868	$0.779	$0.634	$1.035
Number of Accumulation Units outstanding at end of period (in thousands)	72	87	106	130	152	204	247	266	343	392
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.531	$1.467	$1.294	$0.976	$0.850	$0.861	$0.773	$0.630	$—	$—
Accumulation Unit Value at end of period	$1.581	$1.531	$1.467	$1.294	$0.976	$0.850	$0.861	$0.773	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	993	953	912	1,062	894	843	441	272	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.522	$1.459	$1.288	$0.972	$0.847	$0.858	$0.771	$0.629	$1.027	$0.971
Accumulation Unit Value at end of period	$1.570	$1.522	$1.459	$1.288	$0.972	$0.847	$0.858	$0.771	$0.629	$1.027
Number of Accumulation Units outstanding at end of period (in thousands)	230	249	341	417	378	349	513	684	819	940
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.794	$23.837	$21.083	$15.949	$13.931	$14.149	$12.746	$10.422	$—	$—
Accumulation Unit Value at end of period	$25.522	$24.794	$23.837	$21.083	$15.949	$13.931	$14.149	$12.746	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	1	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Dividend and Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681	$1.578
Accumulation Unit Value at end of period	$2.690	$2.381	$2.449	$2.204	$1.699	$1.520	$1.525	$1.370	$1.117	$1.681
Number of Accumulation Units outstanding at end of period (in thousands)	1,421	1,740	2,134	2,584	3,142	3,736	4,341	5,192	6,381	8,654
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.367	$2.439	$2.199	$1.699	$1.523	$1.531	$1.378	$1.126	$1.697	$1.597
Accumulation Unit Value at end of period	$2.669	$2.367	$2.439	$2.199	$1.699	$1.523	$1.531	$1.378	$1.126	$1.697
Number of Accumulation Units outstanding at end of period (in thousands)	78	227	271	302	379	530	739	914	1,050	1,362
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.337	$2.411	$2.177	$1.683	$1.510	$1.520	$1.369	$1.120	$1.690	$1.592
Accumulation Unit Value at end of period	$2.633	$2.337	$2.411	$2.177	$1.683	$1.510	$1.520	$1.369	$1.120	$1.690
Number of Accumulation Units outstanding at end of period (in thousands)	712	828	967	1,067	1,262	1,580	2,194	2,723	3,353	4,428
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.319	$2.393	$2.161	$1.672	$1.501	$1.512	$1.362	$1.115	$1.683	$1.586
Accumulation Unit Value at end of period	$2.611	$2.319	$2.393	$2.161	$1.672	$1.501	$1.512	$1.362	$1.115	$1.683
Number of Accumulation Units outstanding at end of period (in thousands)	1,821	2,139	2,878	3,354	4,451	5,771	7,463	9,987	12,213	19,168
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.272	$2.349	$2.125	$1.646	$1.480	$1.493	$1.347	$1.104	$1.669	$1.576
Accumulation Unit Value at end of period	$2.555	$2.272	$2.349	$2.125	$1.646	$1.480	$1.493	$1.347	$1.104	$1.669
Number of Accumulation Units outstanding at end of period (in thousands)	2,618	3,181	3,998	5,578	7,431	9,409	12,517	16,615	20,056	25,004
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.272	$2.349	$2.125	$1.646	$1.480	$1.493	$1.347	$1.104	$1.669	$1.576
Accumulation Unit Value at end of period	$2.555	$2.272	$2.349	$2.125	$1.646	$1.480	$1.493	$1.347	$1.104	$1.669
Number of Accumulation Units outstanding at end of period (in thousands)	2,618	3,181	3,998	5,578	7,431	9,409	12,517	16,615	20,056	25,004
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.222	$2.300	$2.084	$1.616	$1.456	$1.471	$1.329	$1.091	$1.652	$1.562
Accumulation Unit Value at end of period	$2.494	$2.222	$2.300	$2.084	$1.616	$1.456	$1.471	$1.329	$1.091	$1.652
Number of Accumulation Units outstanding at end of period (in thousands)	118	136	169	244	331	508	634	762	907	1,205
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.192	$2.271	$2.059	$1.599	$1.442	$1.458	$1.319	$1.084	$—	$—
Accumulation Unit Value at end of period	$2.458	$2.192	$2.271	$2.059	$1.599	$1.442	$1.458	$1.319	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,212	3,388	3,479	3,152	2,783	2,774	2,035	1,055	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.829	$1.896	$1.720	$1.337	$1.206	$1.220	$1.104	$0.907	$1.376	$1.303
Accumulation Unit Value at end of period	$2.050	$1.829	$1.896	$1.720	$1.337	$1.206	$1.220	$1.104	$0.907	$1.376
Number of Accumulation Units outstanding at end of period (in thousands)	2,110	2,306	2,457	2,113	1,994	2,245	2,314	2,340	2,149	2,541
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.475	$21.283	$19.356	$15.075	$13.634	$13.825	$12.545	$10.338	$—	$—
Accumulation Unit Value at end of period	$22.894	$20.475	$21.283	$19.356	$15.075	$13.634	$13.825	$12.545	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	10	12	19	13	8	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Global Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.255	$1.181	$1.124	$0.839	$0.691	$0.816	$0.726	$0.544	$1.163	$0.946
Accumulation Unit Value at end of period	$1.259	$1.255	$1.181	$1.124	$0.839	$0.691	$0.816	$0.726	$0.544	$1.163
Number of Accumulation Units outstanding at end of period (in thousands)	442	489	614	607	756	728	899	1,049	1,393	1,787
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.218	$1.148	$1.095	$0.819	$0.676	$0.799	$0.713	$0.535	$1.147	$0.934
Accumulation Unit Value at end of period	$1.219	$1.218	$1.148	$1.095	$0.819	$0.676	$0.799	$0.713	$0.535	$1.147
Number of Accumulation Units outstanding at end of period (in thousands)	22	61	54	57	134	198	285	397	450	413
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.203	$1.135	$1.083	$0.811	$0.670	$0.793	$0.708	$0.532	$1.142	$0.931
Accumulation Unit Value at end of period	$1.203	$1.203	$1.135	$1.083	$0.811	$0.670	$0.793	$0.708	$0.532	$1.142
Number of Accumulation Units outstanding at end of period (in thousands)	78	90	99	100	136	150	201	195	274	303
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.189	$1.123	$1.073	$0.803	$0.664	$0.787	$0.702	$0.528	$1.134	$0.925
Accumulation Unit Value at end of period	$1.189	$1.189	$1.123	$1.073	$0.803	$0.664	$0.787	$0.702	$0.528	$1.134
Number of Accumulation Units outstanding at end of period (in thousands)	258	330	364	391	652	867	1,233	1,555	1,750	2,231
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.535	$2.398	$2.293	$1.720	$1.424	$1.689	$1.511	$1.138	$2.446	$1.998
Accumulation Unit Value at end of period	$2.530	$2.535	$2.398	$2.293	$1.720	$1.424	$1.689	$1.511	$1.138	$2.446
Number of Accumulation Units outstanding at end of period (in thousands)	497	570	740	978	1,306	1,630	2,138	2,746	3,349	3,932
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.535	$2.398	$2.293	$1.720	$1.424	$1.689	$1.511	$1.138	$2.446	$1.998
Accumulation Unit Value at end of period	$2.530	$2.535	$2.398	$2.293	$1.720	$1.424	$1.689	$1.511	$1.138	$2.446
Number of Accumulation Units outstanding at end of period (in thousands)	497	570	740	978	1,306	1,630	2,138	2,746	3,349	3,932
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.143	$1.083	$1.037	$0.779	$0.646	$0.768	$0.687	$0.519	$1.116	$0.913
Accumulation Unit Value at end of period	$1.139	$1.143	$1.083	$1.037	$0.779	$0.646	$0.768	$0.687	$0.519	$1.116
Number of Accumulation Units outstanding at end of period (in thousands)	31	38	48	43	95	109	192	202	217	279
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.128	$1.069	$1.025	$0.771	$0.640	$0.761	$0.682	$0.515	$—	$—
Accumulation Unit Value at end of period	$1.123	$1.128	$1.069	$1.025	$0.771	$0.640	$0.761	$0.682	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,337	1,438	1,370	1,221	1,166	1,065	612	286	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.121	$1.063	$1.020	$0.767	$0.637	$0.758	$0.680	$0.514	$1.108	$0.908
Accumulation Unit Value at end of period	$1.115	$1.121	$1.063	$1.020	$0.767	$0.637	$0.758	$0.680	$0.514	$1.108
Number of Accumulation Units outstanding at end of period (in thousands)	765	739	785	632	563	671	845	992	1,038	1,078
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.584	$21.477	$20.651	$15.572	$12.963	$15.466	$13.908	$10.534	$—	$—
Accumulation Unit Value at end of period	$22.415	$22.584	$21.477	$20.651	$15.572	$12.963	$15.466	$13.908	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	—	1	1	1	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Growth Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.916	$2.653	$2.364	$1.770	$1.419	$1.583	$1.368	$1.073	$2.008	$1.575
Accumulation Unit Value at end of period	$2.853	$2.916	$2.653	$2.364	$1.770	$1.419	$1.583	$1.368	$1.073	$2.008
Number of Accumulation Units outstanding at end of period (in thousands)	200	211	258	173	218	252	259	391	471	426
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.839	$2.588	$2.310	$1.734	$1.392	$1.556	$1.348	$1.060	$1.987	$1.561
Accumulation Unit Value at end of period	$2.772	$2.839	$2.588	$2.310	$1.734	$1.392	$1.556	$1.348	$1.060	$1.987
Number of Accumulation Units outstanding at end of period (in thousands)	111	132	117	84	100	135	234	319	354	500
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.802	$2.557	$2.285	$1.716	$1.379	$1.543	$1.339	$1.053	$1.976	$1.554
Accumulation Unit Value at end of period	$2.733	$2.802	$2.557	$2.285	$1.716	$1.379	$1.543	$1.339	$1.053	$1.976
Number of Accumulation Units outstanding at end of period (in thousands)	60	62	91	71	71	102	231	316	326	335
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.780	$2.538	$2.269	$1.705	$1.371	$1.535	$1.332	$1.049	$1.969	$1.549
Accumulation Unit Value at end of period	$2.711	$2.780	$2.538	$2.269	$1.705	$1.371	$1.535	$1.332	$1.049	$1.969
Number of Accumulation Units outstanding at end of period (in thousands)	380	504	622	380	607	697	920	1,400	1,670	1,883
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.726	$2.492	$2.232	$1.680	$1.353	$1.517	$1.318	$1.039	$1.954	$1.540
Accumulation Unit Value at end of period	$2.654	$2.726	$2.492	$2.232	$1.680	$1.353	$1.517	$1.318	$1.039	$1.954
Number of Accumulation Units outstanding at end of period (in thousands)	472	573	717	512	723	916	1,326	2,048	2,243	2,497
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.726	$2.492	$2.232	$1.680	$1.353	$1.517	$1.318	$1.039	$1.954	$1.540
Accumulation Unit Value at end of period	$2.654	$2.726	$2.492	$2.232	$1.680	$1.353	$1.517	$1.318	$1.039	$1.954
Number of Accumulation Units outstanding at end of period (in thousands)	472	573	717	512	723	916	1,326	2,048	2,243	2,497
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.672	$2.447	$2.194	$1.654	$1.334	$1.498	$1.304	$1.029	$1.939	$1.530
Accumulation Unit Value at end of period	$2.598	$2.672	$2.447	$2.194	$1.654	$1.334	$1.498	$1.304	$1.029	$1.939
Number of Accumulation Units outstanding at end of period (in thousands)	32	49	73	49	51	53	90	142	143	177
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.636	$2.416	$2.169	$1.636	$1.321	$1.485	$1.294	$1.022	$—	$—
Accumulation Unit Value at end of period	$2.560	$2.636	$2.416	$2.169	$1.636	$1.321	$1.485	$1.294	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,215	1,434	1,248	634	631	728	579	387	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.620	$2.403	$2.158	$1.629	$1.316	$1.480	$1.290	$1.020	$1.924	$1.520
Accumulation Unit Value at end of period	$2.543	$2.620	$2.403	$2.158	$1.629	$1.316	$1.480	$1.290	$1.020	$1.924
Number of Accumulation Units outstanding at end of period (in thousands)	1,608	1,817	1,827	1,324	1,265	1,296	1,280	545	230	240
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.608	$24.462	$22.025	$16.667	$13.498	$15.217	$13.297	$10.540	$—	$—
Accumulation Unit Value at end of period	$25.763	$26.608	$24.462	$22.025	$16.667	$13.498	$15.217	$13.297	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	6	5	6	6	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Healthcare HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$5.384	$4.833	$3.859	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190	$2.098
Accumulation Unit Value at end of period	$4.851	$5.384	$4.833	$3.859	$2.583	$2.177	$2.039	$1.936	$1.604	$2.190
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	6	12	13	14	15	22	77
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$5.226	$4.700	$3.760	$2.522	$2.130	$1.999	$1.901	$1.578	$2.160	$2.073
Accumulation Unit Value at end of period	$4.698	$5.226	$4.700	$3.760	$2.522	$2.130	$1.999	$1.901	$1.578	$2.160
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	3	3
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$5.160	$4.646	$3.721	$2.498	$2.112	$1.984	$1.889	$1.569	$2.150	$2.066
Accumulation Unit Value at end of period	$4.635	$5.160	$4.646	$3.721	$2.498	$2.112	$1.984	$1.889	$1.569	$2.150
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	5	7
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$5.104	$4.598	$3.684	$2.475	$2.093	$1.967	$1.874	$1.558	$2.135	$2.053
Accumulation Unit Value at end of period	$4.582	$5.104	$4.598	$3.684	$2.475	$2.093	$1.967	$1.874	$1.558	$2.135
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	42	47	73	86	139	212	265	937
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$5.010	$4.520	$3.627	$2.440	$2.067	$1.946	$1.856	$1.545	$2.121	$2.042
Accumulation Unit Value at end of period	$4.491	$5.010	$4.520	$3.627	$2.440	$2.067	$1.946	$1.856	$1.545	$2.121
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	12	13	35	98	116	130	200
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$5.010	$4.520	$3.627	$2.440	$2.067	$1.946	$1.856	$1.545	$2.121	$2.042
Accumulation Unit Value at end of period	$4.491	$5.010	$4.520	$3.627	$2.440	$2.067	$1.946	$1.856	$1.545	$2.121
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	12	13	35	98	116	130	200
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$4.907	$4.433	$3.563	$2.400	$2.036	$1.920	$1.834	$1.529	$2.102	$2.027
Accumulation Unit Value at end of period	$4.392	$4.907	$4.433	$3.563	$2.400	$2.036	$1.920	$1.834	$1.529	$2.102
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	14	15	16	16	28	35	36	43
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$4.839	$4.377	$3.521	$2.375	$2.016	$1.903	$1.820	$1.519	$—	$—
Accumulation Unit Value at end of period	$4.327	$4.839	$4.377	$3.521	$2.375	$2.016	$1.903	$1.820	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	30	30	34	36	27	24	26	17	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$4.810	$4.353	$3.503	$2.364	$2.008	$1.896	$1.814	$1.515	$2.086	$2.014
Accumulation Unit Value at end of period	$4.299	$4.810	$4.353	$3.503	$2.364	$2.008	$1.896	$1.814	$1.515	$2.086
Number of Accumulation Units outstanding at end of period (in thousands)	17	17	17	19	13	10	21	20	17	21
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.244	$31.062	$25.065	$16.955	$14.440	$13.669	$13.111	$10.976	$—	$—
Accumulation Unit Value at end of period	$30.529	$34.244	$31.062	$25.065	$16.955	$14.440	$13.669	$13.111	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford High Yield HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.896	$2.015	$1.997	$1.908	$1.697	$1.647	$1.442	$0.974	$1.325	$1.310
Accumulation Unit Value at end of period	$2.132	$1.896	$2.015	$1.997	$1.908	$1.697	$1.647	$1.442	$0.974	$1.325
Number of Accumulation Units outstanding at end of period (in thousands)	164	183	229	261	369	390	540	451	706	1,402
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.840	$1.959	$1.946	$1.862	$1.660	$1.615	$1.416	$0.959	$1.306	$1.295
Accumulation Unit Value at end of period	$2.064	$1.840	$1.959	$1.946	$1.862	$1.660	$1.615	$1.416	$0.959	$1.306
Number of Accumulation Units outstanding at end of period (in thousands)	3	9	15	23	38	59	97	123	130	148
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.817	$1.937	$1.926	$1.845	$1.646	$1.603	$1.407	$0.954	$1.300	$1.290
Accumulation Unit Value at end of period	$2.037	$1.817	$1.937	$1.926	$1.845	$1.646	$1.603	$1.407	$0.954	$1.300
Number of Accumulation Units outstanding at end of period (in thousands)	68	67	110	105	107	132	180	176	276	452
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.797	$1.917	$1.906	$1.827	$1.631	$1.589	$1.396	$0.946	$1.291	$1.282
Accumulation Unit Value at end of period	$2.013	$1.797	$1.917	$1.906	$1.827	$1.631	$1.589	$1.396	$0.946	$1.291
Number of Accumulation Units outstanding at end of period (in thousands)	301	346	391	580	832	1,139	1,461	2,214	2,708	4,521
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.862	$1.988	$1.981	$1.901	$1.699	$1.658	$1.459	$0.991	$1.354	$1.346
Accumulation Unit Value at end of period	$2.082	$1.862	$1.988	$1.981	$1.901	$1.699	$1.658	$1.459	$0.991	$1.354
Number of Accumulation Units outstanding at end of period (in thousands)	372	483	545	761	1,056	1,222	1,994	2,286	2,349	3,561
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.862	$1.988	$1.981	$1.901	$1.699	$1.658	$1.459	$0.991	$1.354	$1.346
Accumulation Unit Value at end of period	$2.082	$1.862	$1.988	$1.981	$1.901	$1.699	$1.658	$1.459	$0.991	$1.354
Number of Accumulation Units outstanding at end of period (in thousands)	372	483	545	761	1,056	1,222	1,994	2,286	2,349	3,561
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.728	$1.848	$1.844	$1.772	$1.587	$1.551	$1.366	$0.929	$1.271	$1.266
Accumulation Unit Value at end of period	$1.930	$1.728	$1.848	$1.844	$1.772	$1.587	$1.551	$1.366	$0.929	$1.271
Number of Accumulation Units outstanding at end of period (in thousands)	61	76	85	93	100	107	116	114	135	211
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.704	$1.824	$1.822	$1.753	$1.571	$1.537	$1.355	$0.923	$—	$—
Accumulation Unit Value at end of period	$1.901	$1.704	$1.824	$1.822	$1.753	$1.571	$1.537	$1.355	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	740	765	824	876	859	780	541	252	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.694	$1.814	$1.813	$1.745	$1.565	$1.532	$1.351	$0.920	$1.262	$1.258
Accumulation Unit Value at end of period	$1.889	$1.694	$1.814	$1.813	$1.745	$1.565	$1.532	$1.351	$0.920	$1.262
Number of Accumulation Units outstanding at end of period (in thousands)	365	358	387	335	225	231	275	298	245	473
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.777	$20.163	$20.196	$19.494	$17.519	$17.191	$15.206	$10.382	$—	$—
Accumulation Unit Value at end of period	$20.886	$18.777	$20.163	$20.196	$19.494	$17.519	$17.191	$15.206	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	1	1	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford International Opportunities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871	$1.492
Accumulation Unit Value at end of period	$1.773	$1.781	$1.777	$1.880	$1.572	$1.329	$1.571	$1.395	$1.063	$1.871
Number of Accumulation Units outstanding at end of period (in thousands)	640	728	847	945	1,087	1,210	1,388	1,367	1,635	2,160
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.240	$1.239	$1.313	$1.100	$0.933	$1.104	$0.983	$0.750	$1.323	$1.058
Accumulation Unit Value at end of period	$1.231	$1.240	$1.239	$1.313	$1.100	$0.933	$1.104	$0.983	$0.750	$1.323
Number of Accumulation Units outstanding at end of period (in thousands)	181	235	232	266	366	409	456	512	721	789
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.224	$1.225	$1.300	$1.090	$0.925	$1.096	$0.976	$0.746	$1.317	$1.054
Accumulation Unit Value at end of period	$1.215	$1.224	$1.225	$1.300	$1.090	$0.925	$1.096	$0.976	$0.746	$1.317
Number of Accumulation Units outstanding at end of period (in thousands)	383	407	484	564	549	691	777	598	739	970
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.214	$1.216	$1.291	$1.083	$0.919	$1.090	$0.971	$0.743	$1.312	$1.050
Accumulation Unit Value at end of period	$1.205	$1.214	$1.216	$1.291	$1.083	$0.919	$1.090	$0.971	$0.743	$1.312
Number of Accumulation Units outstanding at end of period (in thousands)	652	879	846	1,120	1,681	2,275	3,171	2,551	3,226	3,931
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.190	$1.193	$1.269	$1.066	$0.906	$1.076	$0.961	$0.735	$1.301	$1.043
Accumulation Unit Value at end of period	$1.179	$1.190	$1.193	$1.269	$1.066	$0.906	$1.076	$0.961	$0.735	$1.301
Number of Accumulation Units outstanding at end of period (in thousands)	1,801	2,068	2,804	3,597	4,940	6,376	8,376	7,579	9,691	11,232
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.190	$1.193	$1.269	$1.066	$0.906	$1.076	$0.961	$0.735	$1.301	$1.043
Accumulation Unit Value at end of period	$1.179	$1.190	$1.193	$1.269	$1.066	$0.906	$1.076	$0.961	$0.735	$1.301
Number of Accumulation Units outstanding at end of period (in thousands)	1,801	2,068	2,804	3,597	4,940	6,376	8,376	7,579	9,691	11,232
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.164	$1.169	$1.244	$1.047	$0.892	$1.061	$0.948	$0.727	$1.288	$1.034
Accumulation Unit Value at end of period	$1.151	$1.164	$1.169	$1.244	$1.047	$0.892	$1.061	$0.948	$0.727	$1.288
Number of Accumulation Units outstanding at end of period (in thousands)	41	43	78	111	115	203	307	126	142	204
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.148	$1.154	$1.230	$1.036	$0.883	$1.051	$0.941	$0.722	$—	$—
Accumulation Unit Value at end of period	$1.134	$1.148	$1.154	$1.230	$1.036	$0.883	$1.051	$0.941	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,932	2,064	1,930	2,103	1,901	1,642	968	413	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.556	$1.565	$1.669	$1.407	$1.200	$1.429	$1.279	$0.982	$1.743	$1.402
Accumulation Unit Value at end of period	$1.537	$1.556	$1.565	$1.669	$1.407	$1.200	$1.429	$1.279	$0.982	$1.743
Number of Accumulation Units outstanding at end of period (in thousands)	783	850	912	815	788	827	845	574	674	735
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.652	$16.787	$17.947	$15.165	$12.962	$15.481	$13.891	$10.693	$—	$—
Accumulation Unit Value at end of period	$16.401	$16.652	$16.787	$17.947	$15.165	$12.962	$15.481	$13.891	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	4	4	2	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford MidCap Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.663	$2.740	$2.575	$1.943	$1.581	$1.758	$1.434	$1.011	$1.719	$1.711
Accumulation Unit Value at end of period	$2.955	$2.663	$2.740	$2.575	$1.943	$1.581	$1.758	$1.434	$1.011	$1.719
Number of Accumulation Units outstanding at end of period (in thousands)	231	247	287	259	399	372	429	443	552	762
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.588	$2.669	$2.513	$1.900	$1.549	$1.726	$1.410	$0.996	$1.698	$1.693
Accumulation Unit Value at end of period	$2.867	$2.588	$2.669	$2.513	$1.900	$1.549	$1.726	$1.410	$0.996	$1.698
Number of Accumulation Units outstanding at end of period (in thousands)	187	239	237	246	257	283	389	422	551	684
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.553	$2.635	$2.484	$1.880	$1.534	$1.711	$1.399	$0.990	$1.688	$1.685
Accumulation Unit Value at end of period	$2.825	$2.553	$2.635	$2.484	$1.880	$1.534	$1.711	$1.399	$0.990	$1.688
Number of Accumulation Units outstanding at end of period (in thousands)	93	95	92	95	82	75	85	78	114	126
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.529	$2.612	$2.463	$1.865	$1.523	$1.699	$1.391	$0.984	$1.679	$1.677
Accumulation Unit Value at end of period	$2.798	$2.529	$2.612	$2.463	$1.865	$1.523	$1.699	$1.391	$0.984	$1.679
Number of Accumulation Units outstanding at end of period (in thousands)	379	444	454	580	906	1,198	1,656	2,065	2,548	3,742
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.481	$2.566	$2.424	$1.838	$1.503	$1.680	$1.377	$0.976	$1.667	$1.668
Accumulation Unit Value at end of period	$2.741	$2.481	$2.566	$2.424	$1.838	$1.503	$1.680	$1.377	$0.976	$1.667
Number of Accumulation Units outstanding at end of period (in thousands)	121	166	198	268	434	530	681	1,258	1,461	2,210
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.481	$2.566	$2.424	$1.838	$1.503	$1.680	$1.377	$0.976	$1.667	$1.668
Accumulation Unit Value at end of period	$2.741	$2.481	$2.566	$2.424	$1.838	$1.503	$1.680	$1.377	$0.976	$1.667
Number of Accumulation Units outstanding at end of period (in thousands)	121	166	198	268	434	530	681	1,258	1,461	2,210
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.431	$2.518	$2.382	$1.809	$1.482	$1.658	$1.361	$0.966	$1.653	$1.656
Accumulation Unit Value at end of period	$2.681	$2.431	$2.518	$2.382	$1.809	$1.482	$1.658	$1.361	$0.966	$1.653
Number of Accumulation Units outstanding at end of period (in thousands)	69	69	86	100	109	123	161	161	179	257
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.398	$2.486	$2.354	$1.790	$1.467	$1.644	$1.351	$0.959	$—	$—
Accumulation Unit Value at end of period	$2.642	$2.398	$2.486	$2.354	$1.790	$1.467	$1.644	$1.351	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	911	972	1,216	1,251	1,216	1,078	993	801	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.384	$2.473	$2.342	$1.782	$1.462	$1.638	$1.346	$0.957	$1.640	$1.646
Accumulation Unit Value at end of period	$2.625	$2.384	$2.473	$2.342	$1.782	$1.462	$1.638	$1.346	$0.957	$1.640
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,255	1,259	1,014	948	1,353	1,425	739	228	267
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.937	$28.011	$26.602	$20.289	$16.682	$18.743	$15.445	$11.005	$—	$—
Accumulation Unit Value at end of period	$29.586	$26.937	$28.011	$26.602	$20.289	$16.682	$18.743	$15.445	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	1	1	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Small Cap Growth HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.499	$2.554	$2.453	$1.722	$1.491	$1.495	$1.113	$0.836	$1.357	$1.406
Accumulation Unit Value at end of period	$2.762	$2.499	$2.554	$2.453	$1.722	$1.491	$1.495	$1.113	$0.836	$1.357
Number of Accumulation Units outstanding at end of period (in thousands)	172	191	228	265	434	482	436	597	721	915
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.432	$2.491	$2.398	$1.686	$1.463	$1.470	$1.096	$0.825	$1.343	$1.393
Accumulation Unit Value at end of period	$2.683	$2.432	$2.491	$2.398	$1.686	$1.463	$1.470	$1.096	$0.825	$1.343
Number of Accumulation Units outstanding at end of period (in thousands)	43	52	50	51	75	91	108	152	250	277
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.401	$2.461	$2.371	$1.669	$1.450	$1.458	$1.088	$0.820	$1.336	$1.388
Accumulation Unit Value at end of period	$2.645	$2.401	$2.461	$2.371	$1.669	$1.450	$1.458	$1.088	$0.820	$1.336
Number of Accumulation Units outstanding at end of period (in thousands)	37	43	58	62	69	89	114	165	197	234
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.382	$2.443	$2.355	$1.659	$1.441	$1.450	$1.083	$0.816	$1.331	$1.383
Accumulation Unit Value at end of period	$2.623	$2.382	$2.443	$2.355	$1.659	$1.441	$1.450	$1.083	$0.816	$1.331
Number of Accumulation Units outstanding at end of period (in thousands)	232	276	338	526	729	944	1,226	1,719	1,876	2,704
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.336	$2.400	$2.316	$1.634	$1.422	$1.432	$1.072	$0.809	$1.321	$1.375
Accumulation Unit Value at end of period	$2.569	$2.336	$2.400	$2.316	$1.634	$1.422	$1.432	$1.072	$0.809	$1.321
Number of Accumulation Units outstanding at end of period (in thousands)	489	568	763	984	1,406	1,839	2,590	3,344	3,897	4,828
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.336	$2.400	$2.316	$1.634	$1.422	$1.432	$1.072	$0.809	$1.321	$1.375
Accumulation Unit Value at end of period	$2.569	$2.336	$2.400	$2.316	$1.634	$1.422	$1.432	$1.072	$0.809	$1.321
Number of Accumulation Units outstanding at end of period (in thousands)	489	568	763	984	1,406	1,839	2,590	3,344	3,897	4,828
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.290	$2.356	$2.278	$1.609	$1.402	$1.415	$1.060	$0.801	$1.310	$1.366
Accumulation Unit Value at end of period	$2.514	$2.290	$2.356	$2.278	$1.609	$1.402	$1.415	$1.060	$0.801	$1.310
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	34	38	40	60	106	114	134	196
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.258	$2.326	$2.251	$1.592	$1.389	$1.402	$1.052	$0.796	$—	$—
Accumulation Unit Value at end of period	$2.477	$2.258	$2.326	$2.251	$1.592	$1.389	$1.402	$1.052	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	533	599	471	609	543	706	441	347	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.245	$2.313	$2.240	$1.584	$1.383	$1.397	$1.049	$0.794	$1.300	$1.357
Accumulation Unit Value at end of period	$2.461	$2.245	$2.313	$2.240	$1.584	$1.383	$1.397	$1.049	$0.794	$1.300
Number of Accumulation Units outstanding at end of period (in thousands)	691	851	961	1,088	1,200	1,729	1,116	657	479	538
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.572	$30.548	$29.653	$21.030	$18.404	$18.642	$14.025	$10.642	$—	$—
Accumulation Unit Value at end of period	$32.341	$29.572	$30.548	$29.653	$21.030	$18.404	$18.642	$14.025	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	3	2	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Small Company HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999	$1.779
Accumulation Unit Value at end of period	$2.660	$2.650	$2.935	$2.785	$1.962	$1.725	$1.815	$1.486	$1.168	$1.999
Number of Accumulation Units outstanding at end of period (in thousands)	242	238	274	385	437	526	599	747	811	990
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.347	$1.495	$1.422	$1.004	$0.884	$0.932	$0.765	$0.602	$1.033	$0.921
Accumulation Unit Value at end of period	$1.350	$1.347	$1.495	$1.422	$1.004	$0.884	$0.932	$0.765	$0.602	$1.033
Number of Accumulation Units outstanding at end of period (in thousands)	207	238	282	291	301	338	354	422	539	672
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.331	$1.478	$1.407	$0.994	$0.877	$0.925	$0.760	$0.599	$1.028	$0.918
Accumulation Unit Value at end of period	$1.332	$1.331	$1.478	$1.407	$0.994	$0.877	$0.925	$0.760	$0.599	$1.028
Number of Accumulation Units outstanding at end of period (in thousands)	113	119	173	214	258	387	659	1,018	1,407	1,565
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.320	$1.467	$1.397	$0.988	$0.871	$0.920	$0.756	$0.596	$1.024	$0.915
Accumulation Unit Value at end of period	$1.320	$1.320	$1.467	$1.397	$0.988	$0.871	$0.920	$0.756	$0.596	$1.024
Number of Accumulation Units outstanding at end of period (in thousands)	320	406	307	373	905	1,361	1,552	2,117	2,858	4,067
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.294	$1.440	$1.374	$0.972	$0.859	$0.909	$0.748	$0.591	$1.016	$0.909
Accumulation Unit Value at end of period	$1.292	$1.294	$1.440	$1.374	$0.972	$0.859	$0.909	$0.748	$0.591	$1.016
Number of Accumulation Units outstanding at end of period (in thousands)	233	311	372	456	669	864	1,048	1,522	1,866	2,735
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.294	$1.440	$1.374	$0.972	$0.859	$0.909	$0.748	$0.591	$1.016	$0.909
Accumulation Unit Value at end of period	$1.292	$1.294	$1.440	$1.374	$0.972	$0.859	$0.909	$0.748	$0.591	$1.016
Number of Accumulation Units outstanding at end of period (in thousands)	233	311	372	456	669	864	1,048	1,522	1,866	2,735
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.265	$1.410	$1.347	$0.955	$0.845	$0.895	$0.738	$0.584	$1.005	$0.901
Accumulation Unit Value at end of period	$1.262	$1.265	$1.410	$1.347	$0.955	$0.845	$0.895	$0.738	$0.584	$1.005
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	13	23	23	47	103	107	128	192
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.248	$1.392	$1.331	$0.945	$0.837	$0.887	$0.732	$0.580	$—	$—
Accumulation Unit Value at end of period	$1.243	$1.248	$1.392	$1.331	$0.945	$0.837	$0.887	$0.732	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	654	653	735	909	593	469	505	289	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.941	$2.168	$2.074	$1.473	$1.305	$1.384	$1.143	$0.905	$1.562	$1.401
Accumulation Unit Value at end of period	$1.934	$1.941	$2.168	$2.074	$1.473	$1.305	$1.384	$1.143	$0.905	$1.562
Number of Accumulation Units outstanding at end of period (in thousands)	138	143	153	137	132	122	93	64	55	57
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.024	$24.654	$23.646	$16.831	$14.953	$15.901	$13.158	$10.453	$—	$—
Accumulation Unit Value at end of period	$21.879	$22.024	$24.654	$23.646	$16.831	$14.953	$15.901	$13.158	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Small/Mid Cap Equity HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$10.578	$—
Accumulation Unit Value at end of period	$17.780	$15.499	$16.540	$15.974	$11.817	$10.368	$10.659	$8.611	$5.920	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	6	12	16	21	20	10	3	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.261	$16.318	$15.791	$11.705	$10.290	$10.601	$8.581	$5.911	$10.576	$—
Accumulation Unit Value at end of period	$17.472	$15.261	$16.318	$15.791	$11.705	$10.290	$10.601	$8.581	$5.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	6	6	7	9	5	8	5	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.143	$16.208	$15.701	$11.650	$10.252	$10.572	$8.566	$5.907	$10.576	$—
Accumulation Unit Value at end of period	$17.320	$15.143	$16.208	$15.701	$11.650	$10.252	$10.572	$8.566	$5.907	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	7	6	6	7	3	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.084	$16.153	$15.655	$11.622	$10.232	$10.557	$8.559	$5.905	$10.575	$—
Accumulation Unit Value at end of period	$17.244	$15.084	$16.153	$15.655	$11.622	$10.232	$10.557	$8.559	$5.905	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	14	15	18	29	34	40	38	8	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.910	$15.990	$15.521	$11.539	$10.175	$10.514	$8.536	$5.898	$10.574	$—
Accumulation Unit Value at end of period	$17.019	$14.910	$15.990	$15.521	$11.539	$10.175	$10.514	$8.536	$5.898	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	19	30	39	56	65	93	7	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.910	$15.990	$15.521	$11.539	$10.175	$10.514	$8.536	$5.898	$10.574	$—
Accumulation Unit Value at end of period	$17.019	$14.910	$15.990	$15.521	$11.539	$10.175	$10.514	$8.536	$5.898	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	19	30	39	56	65	93	7	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.738	$15.829	$15.387	$11.457	$10.118	$10.470	$8.514	$5.891	$10.572	$—
Accumulation Unit Value at end of period	$16.797	$14.738	$15.829	$15.387	$11.457	$10.118	$10.470	$8.514	$5.891	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	3	3	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.624	$15.723	$15.299	$11.403	$10.080	$10.442	$8.499	$5.887	$—	$—
Accumulation Unit Value at end of period	$16.651	$14.624	$15.723	$15.299	$11.403	$10.080	$10.442	$8.499	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	20	9	4	19	28	28	41	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.567	$15.670	$15.255	$11.376	$10.061	$10.427	$8.491	$5.885	$10.571	$—
Accumulation Unit Value at end of period	$16.578	$14.567	$15.670	$15.255	$11.376	$10.061	$10.427	$8.491	$5.885	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	31	44	44	40	44	45	37	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.072	$27.037	$26.388	$19.727	$17.490	$18.172	$14.836	$10.307	$—	$—
Accumulation Unit Value at end of period	$28.462	$25.072	$27.037	$26.388	$19.727	$17.490	$18.172	$14.836	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Stock HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277	$1.226
Accumulation Unit Value at end of period	$1.870	$1.770	$1.751	$1.600	$1.230	$1.093	$1.123	$0.995	$0.715	$1.277
Number of Accumulation Units outstanding at end of period (in thousands)	1,128	1,214	1,535	1,732	1,974	2,325	2,712	3,427	4,091	5,217
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.348	$1.336	$1.223	$0.942	$0.839	$0.864	$0.767	$0.552	$0.988	$0.951
Accumulation Unit Value at end of period	$1.421	$1.348	$1.336	$1.223	$0.942	$0.839	$0.864	$0.767	$0.552	$0.988
Number of Accumulation Units outstanding at end of period (in thousands)	108	166	170	194	338	435	589	705	958	1,149
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.331	$1.321	$1.210	$0.933	$0.832	$0.858	$0.762	$0.549	$0.984	$0.947
Accumulation Unit Value at end of period	$1.402	$1.331	$1.321	$1.210	$0.933	$0.832	$0.858	$0.762	$0.549	$0.984
Number of Accumulation Units outstanding at end of period (in thousands)	612	662	742	885	1,203	1,571	1,890	2,560	3,164	3,468
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.320	$1.311	$1.202	$0.927	$0.827	$0.853	$0.758	$0.546	$0.980	$0.944
Accumulation Unit Value at end of period	$1.390	$1.320	$1.311	$1.202	$0.927	$0.827	$0.853	$0.758	$0.546	$0.980
Number of Accumulation Units outstanding at end of period (in thousands)	788	982	1,169	1,421	2,232	3,288	4,575	6,238	7,519	11,668
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.294	$1.287	$1.181	$0.913	$0.815	$0.842	$0.749	$0.541	$0.972	$0.938
Accumulation Unit Value at end of period	$1.360	$1.294	$1.287	$1.181	$0.913	$0.815	$0.842	$0.749	$0.541	$0.972
Number of Accumulation Units outstanding at end of period (in thousands)	1,606	1,846	2,391	3,112	4,512	5,853	8,018	10,133	11,906	14,230
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.294	$1.287	$1.181	$0.913	$0.815	$0.842	$0.749	$0.541	$0.972	$0.938
Accumulation Unit Value at end of period	$1.360	$1.294	$1.287	$1.181	$0.913	$0.815	$0.842	$0.749	$0.541	$0.972
Number of Accumulation Units outstanding at end of period (in thousands)	1,606	1,846	2,391	3,112	4,512	5,853	8,018	10,133	11,906	14,230
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.265	$1.260	$1.159	$0.896	$0.802	$0.830	$0.739	$0.535	$0.962	$0.930
Accumulation Unit Value at end of period	$1.328	$1.265	$1.260	$1.159	$0.896	$0.802	$0.830	$0.739	$0.535	$0.962
Number of Accumulation Units outstanding at end of period (in thousands)	66	71	110	150	209	272	369	407	540	668
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.248	$1.244	$1.145	$0.887	$0.794	$0.822	$0.734	$0.531	$—	$—
Accumulation Unit Value at end of period	$1.309	$1.248	$1.244	$1.145	$0.887	$0.794	$0.822	$0.734	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,604	1,923	2,016	2,180	1,877	1,638	1,180	641	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.333	$1.330	$1.224	$0.949	$0.850	$0.881	$0.786	$0.569	$1.026	$0.993
Accumulation Unit Value at end of period	$1.397	$1.333	$1.330	$1.224	$0.949	$0.850	$0.881	$0.786	$0.569	$1.026
Number of Accumulation Units outstanding at end of period (in thousands)	729	783	902	902	821	832	1,020	1,139	1,183	1,307
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.771	$23.770	$21.938	$17.042	$15.307	$15.900	$14.229	$10.328	$—	$—
Accumulation Unit Value at end of period	$24.852	$23.771	$23.770	$21.938	$17.042	$15.307	$15.900	$14.229	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	1	1	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Total Return Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510	$1.466
Accumulation Unit Value at end of period	$1.856	$1.806	$1.846	$1.772	$1.827	$1.727	$1.641	$1.552	$1.372	$1.510
Number of Accumulation Units outstanding at end of period (in thousands)	2,090	2,307	2,840	3,411	4,206	4,712	5,694	6,742	6,453	9,324
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.711	$1.753	$1.685	$1.741	$1.649	$1.570	$1.488	$1.318	$1.453	$1.414
Accumulation Unit Value at end of period	$1.755	$1.711	$1.753	$1.685	$1.741	$1.649	$1.570	$1.488	$1.318	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	196	256	289	372	420	502	770	1,082	1,294	1,656
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.690	$1.733	$1.668	$1.725	$1.636	$1.559	$1.478	$1.311	$1.447	$1.410
Accumulation Unit Value at end of period	$1.731	$1.690	$1.733	$1.668	$1.725	$1.636	$1.559	$1.478	$1.311	$1.447
Number of Accumulation Units outstanding at end of period (in thousands)	990	1,113	1,315	1,543	2,000	2,365	3,461	4,398	5,092	6,750
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.676	$1.720	$1.656	$1.714	$1.626	$1.550	$1.471	$1.305	$1.441	$1.404
Accumulation Unit Value at end of period	$1.717	$1.676	$1.720	$1.656	$1.714	$1.626	$1.550	$1.471	$1.305	$1.441
Number of Accumulation Units outstanding at end of period (in thousands)	1,631	2,017	2,635	3,187	4,101	5,554	7,387	9,334	11,640	17,699
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.643	$1.688	$1.628	$1.687	$1.603	$1.531	$1.455	$1.292	$1.429	$1.395
Accumulation Unit Value at end of period	$1.680	$1.643	$1.688	$1.628	$1.687	$1.603	$1.531	$1.455	$1.292	$1.429
Number of Accumulation Units outstanding at end of period (in thousands)	2,136	2,579	3,124	4,343	6,199	7,382	9,963	12,637	14,553	17,738
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.643	$1.688	$1.628	$1.687	$1.603	$1.531	$1.455	$1.292	$1.429	$1.395
Accumulation Unit Value at end of period	$1.680	$1.643	$1.688	$1.628	$1.687	$1.603	$1.531	$1.455	$1.292	$1.429
Number of Accumulation Units outstanding at end of period (in thousands)	2,136	2,579	3,124	4,343	6,199	7,382	9,963	12,637	14,553	17,738
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.606	$1.653	$1.597	$1.657	$1.577	$1.508	$1.435	$1.277	$1.415	$1.383
Accumulation Unit Value at end of period	$1.640	$1.606	$1.653	$1.597	$1.657	$1.577	$1.508	$1.435	$1.277	$1.415
Number of Accumulation Units outstanding at end of period (in thousands)	247	257	276	303	328	353	415	439	507	670
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.584	$1.632	$1.578	$1.639	$1.561	$1.495	$1.424	$1.268	$—	$—
Accumulation Unit Value at end of period	$1.616	$1.584	$1.632	$1.578	$1.639	$1.561	$1.495	$1.424	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,836	2,992	3,052	3,226	3,075	2,476	1,920	1,290	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.404	$1.447	$1.400	$1.455	$1.387	$1.328	$1.266	$1.128	$1.251	$1.225
Accumulation Unit Value at end of period	$1.432	$1.404	$1.447	$1.400	$1.455	$1.387	$1.328	$1.266	$1.128	$1.251
Number of Accumulation Units outstanding at end of period (in thousands)	1,273	1,378	1,536	1,321	1,175	1,174	1,122	1,119	1,143	1,513
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.542	$12.959	$12.566	$13.095	$12.510	$12.013	$11.479	$10.253	$—	$—
Accumulation Unit Value at end of period	$12.755	$12.542	$12.959	$12.566	$13.095	$12.510	$12.013	$11.479	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	8	10	7	6	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford U.S. Government Securities HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.181	$1.182	$1.168	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132	$1.102
Accumulation Unit Value at end of period	$1.179	$1.181	$1.182	$1.168	$1.208	$1.185	$1.148	$1.125	$1.106	$1.132
Number of Accumulation Units outstanding at end of period (in thousands)	373	472	720	675	783	873	1,305	1,535	2,100	2,466
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.150	$1.153	$1.142	$1.183	$1.162	$1.129	$1.108	$1.092	$1.120	$1.093
Accumulation Unit Value at end of period	$1.146	$1.150	$1.153	$1.142	$1.183	$1.162	$1.129	$1.108	$1.092	$1.120
Number of Accumulation Units outstanding at end of period (in thousands)	188	281	319	342	546	573	769	962	1,207	1,012
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.135	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100	$1.085	$1.114	$1.088
Accumulation Unit Value at end of period	$1.130	$1.135	$1.139	$1.129	$1.171	$1.152	$1.120	$1.100	$1.085	$1.114
Number of Accumulation Units outstanding at end of period (in thousands)	127	123	132	127	232	169	257	289	300	403
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.126	$1.130	$1.121	$1.164	$1.145	$1.114	$1.095	$1.081	$1.109	$1.084
Accumulation Unit Value at end of period	$1.120	$1.126	$1.130	$1.121	$1.164	$1.145	$1.114	$1.095	$1.081	$1.109
Number of Accumulation Units outstanding at end of period (in thousands)	963	1,073	1,219	1,494	1,993	2,306	2,848	3,232	3,521	3,982
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.104	$1.110	$1.103	$1.146	$1.130	$1.101	$1.083	$1.071	$1.101	$1.078
Accumulation Unit Value at end of period	$1.097	$1.104	$1.110	$1.103	$1.146	$1.130	$1.101	$1.083	$1.071	$1.101
Number of Accumulation Units outstanding at end of period (in thousands)	978	1,125	1,376	2,204	3,006	4,520	5,165	6,239	8,215	9,207
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.104	$1.110	$1.103	$1.146	$1.130	$1.101	$1.083	$1.071	$1.101	$1.078
Accumulation Unit Value at end of period	$1.097	$1.104	$1.110	$1.103	$1.146	$1.130	$1.101	$1.083	$1.071	$1.101
Number of Accumulation Units outstanding at end of period (in thousands)	978	1,125	1,376	2,204	3,006	4,520	5,165	6,239	8,215	9,207
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.082	$1.090	$1.084	$1.129	$1.114	$1.087	$1.072	$1.061	$1.092	$1.071
Accumulation Unit Value at end of period	$1.074	$1.082	$1.090	$1.084	$1.129	$1.114	$1.087	$1.072	$1.061	$1.092
Number of Accumulation Units outstanding at end of period (in thousands)	131	139	154	166	179	171	287	281	360	309
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.067	$1.076	$1.072	$1.117	$1.103	$1.077	$1.063	$1.054	$—	$—
Accumulation Unit Value at end of period	$1.058	$1.067	$1.076	$1.072	$1.117	$1.103	$1.077	$1.063	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,175	1,313	1,438	1,544	1,344	1,307	945	567	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.061	$1.070	$1.066	$1.112	$1.099	$1.074	$1.060	$1.051	$1.084	$1.064
Accumulation Unit Value at end of period	$1.051	$1.061	$1.070	$1.066	$1.112	$1.099	$1.074	$1.060	$1.051	$1.084
Number of Accumulation Units outstanding at end of period (in thousands)	2,222	2,182	2,403	2,220	2,293	2,811	2,668	1,049	756	971
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.943	$10.054	$10.043	$10.499	$10.402	$10.190	$10.086	$10.024	$—	$—
Accumulation Unit Value at end of period	$9.825	$9.943	$10.054	$10.043	$10.499	$10.402	$10.190	$10.086	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	5	9	9	5	4	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198	$1.161
Accumulation Unit Value at end of period	$1.080	$1.089	$1.105	$1.122	$1.139	$1.155	$1.171	$1.187	$1.204	$1.198
Number of Accumulation Units outstanding at end of period (in thousands)	468	578	668	834	959	1,093	1,585	1,835	5,120	2,611
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.986	$1.003	$1.020	$1.038	$1.055	$1.072	$1.089	$1.106	$1.103	$1.071
Accumulation Unit Value at end of period	$0.977	$0.986	$1.003	$1.020	$1.038	$1.055	$1.072	$1.089	$1.106	$1.103
Number of Accumulation Units outstanding at end of period (in thousands)	55	91	100	113	161	263	278	253	529	612
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$0.974	$0.992	$1.010	$1.028	$1.046	$1.064	$1.082	$1.100	$1.098	$1.067
Accumulation Unit Value at end of period	$0.964	$0.974	$0.992	$1.010	$1.028	$1.046	$1.064	$1.082	$1.100	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	389	473	613	731	585	797	996	1,287	2,046	1,571
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.966	$0.984	$1.003	$1.021	$1.039	$1.058	$1.076	$1.095	$1.094	$1.063
Accumulation Unit Value at end of period	$0.956	$0.966	$0.984	$1.003	$1.021	$1.039	$1.058	$1.076	$1.095	$1.094
Number of Accumulation Units outstanding at end of period (in thousands)	713	864	943	1,145	1,655	1,859	2,714	4,626	8,851	5,762
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.947	$0.966	$0.986	$1.006	$1.025	$1.044	$1.064	$1.084	$1.085	$1.056
Accumulation Unit Value at end of period	$0.935	$0.947	$0.966	$0.986	$1.006	$1.025	$1.044	$1.064	$1.084	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	692	813	1,050	1,419	2,361	3,046	4,821	8,241	9,564	4,799
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.947	$0.966	$0.986	$1.006	$1.025	$1.044	$1.064	$1.084	$1.085	$1.056
Accumulation Unit Value at end of period	$0.935	$0.947	$0.966	$0.986	$1.006	$1.025	$1.044	$1.064	$1.084	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	692	813	1,050	1,419	2,361	3,046	4,821	8,241	9,564	4,799
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.926	$0.946	$0.967	$0.988	$1.008	$1.029	$1.050	$1.072	$1.074	$1.047
Accumulation Unit Value at end of period	$0.913	$0.926	$0.946	$0.967	$0.988	$1.008	$1.029	$1.050	$1.072	$1.074
Number of Accumulation Units outstanding at end of period (in thousands)	41	45	47	49	66	257	115	323	356	305
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.913	$0.934	$0.955	$0.977	$0.998	$1.020	$1.042	$1.064	$—	$—
Accumulation Unit Value at end of period	$0.900	$0.913	$0.934	$0.955	$0.977	$0.998	$1.020	$1.042	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	906	932	965	1,091	1,391	1,391	784	1,106	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.864	$0.884	$0.904	$0.925	$0.946	$0.967	$0.988	$1.010	$1.013	$0.989
Accumulation Unit Value at end of period	$0.850	$0.864	$0.884	$0.904	$0.925	$0.946	$0.967	$0.988	$1.010	$1.013
Number of Accumulation Units outstanding at end of period (in thousands)	221	214	240	297	490	181	186	510	656	100
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.386	$8.602	$8.824	$9.052	$9.276	$9.507	$9.742	$9.979	$—	$—
Accumulation Unit Value at end of period	$8.236	$8.386	$8.602	$8.824	$9.052	$9.276	$9.507	$9.742	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	7	7	7	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Hartford Value HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.923	$2.018	$1.842	$1.419	$1.233	$1.279	$1.134	$0.927	$1.428	$1.332
Accumulation Unit Value at end of period	$2.152	$1.923	$2.018	$1.842	$1.419	$1.233	$1.279	$1.134	$0.927	$1.428
Number of Accumulation Units outstanding at end of period (in thousands)	233	298	329	385	466	548	614	415	464	623
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.870	$1.966	$1.798	$1.388	$1.208	$1.256	$1.115	$0.914	$1.411	$1.319
Accumulation Unit Value at end of period	$2.088	$1.870	$1.966	$1.798	$1.388	$1.208	$1.256	$1.115	$0.914	$1.411
Number of Accumulation Units outstanding at end of period (in thousands)	62	76	144	201	226	245	270	113	120	258
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.844	$1.941	$1.777	$1.373	$1.197	$1.245	$1.107	$0.907	$1.403	$1.313
Accumulation Unit Value at end of period	$2.057	$1.844	$1.941	$1.777	$1.373	$1.197	$1.245	$1.107	$0.907	$1.403
Number of Accumulation Units outstanding at end of period (in thousands)	56	58	33	36	76	155	261	105	106	132
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.827	$1.924	$1.762	$1.362	$1.188	$1.236	$1.100	$0.902	$1.395	$1.306
Accumulation Unit Value at end of period	$2.037	$1.827	$1.924	$1.762	$1.362	$1.188	$1.236	$1.100	$0.902	$1.395
Number of Accumulation Units outstanding at end of period (in thousands)	373	426	485	590	842	1,131	1,568	628	810	1,330
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.792	$1.890	$1.734	$1.342	$1.172	$1.222	$1.089	$0.894	$1.385	$1.299
Accumulation Unit Value at end of period	$1.995	$1.792	$1.890	$1.734	$1.342	$1.172	$1.222	$1.089	$0.894	$1.385
Number of Accumulation Units outstanding at end of period (in thousands)	471	606	728	1,082	1,542	2,023	2,856	1,142	1,432	1,923
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.792	$1.890	$1.734	$1.342	$1.172	$1.222	$1.089	$0.894	$1.385	$1.299
Accumulation Unit Value at end of period	$1.995	$1.792	$1.890	$1.734	$1.342	$1.172	$1.222	$1.089	$0.894	$1.385
Number of Accumulation Units outstanding at end of period (in thousands)	471	606	728	1,082	1,542	2,023	2,856	1,142	1,432	1,923
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.756	$1.855	$1.704	$1.321	$1.156	$1.206	$1.076	$0.886	$1.374	$1.290
Accumulation Unit Value at end of period	$1.952	$1.756	$1.855	$1.704	$1.321	$1.156	$1.206	$1.076	$0.886	$1.374
Number of Accumulation Units outstanding at end of period (in thousands)	108	116	129	151	157	205	245	144	158	231
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.732	$1.831	$1.684	$1.307	$1.145	$1.196	$1.068	$0.880	$—	$—
Accumulation Unit Value at end of period	$1.924	$1.732	$1.831	$1.684	$1.307	$1.145	$1.196	$1.068	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	771	776	817	848	752	630	358	91	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.722	$1.821	$1.676	$1.301	$1.140	$1.192	$1.065	$0.877	$1.363	$1.282
Accumulation Unit Value at end of period	$1.911	$1.722	$1.821	$1.676	$1.301	$1.140	$1.192	$1.065	$0.877	$1.363
Number of Accumulation Units outstanding at end of period (in thousands)	1,200	1,510	1,538	1,475	1,242	1,698	1,518	289	167	174
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.872	$21.071	$19.437	$15.130	$13.287	$13.924	$12.475	$10.305	$—	$—
Accumulation Unit Value at end of period	$22.000	$19.872	$21.071	$19.437	$15.130	$13.287	$13.924	$12.475	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	4	2	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
HIMCO VIT Index Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.453	$1.462	$1.351	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.596	$1.453	$1.462	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	121	160	219	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.410	$1.421	$1.314	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.545	$1.410	$1.421	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	162	193	216	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.393	$1.405	$1.300	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.524	$1.393	$1.405	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	22	23	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.377	$1.390	$1.286	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.507	$1.377	$1.390	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	365	418	484	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$7.167	$7.244	$6.704	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.829	$7.167	$7.244	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	68	78	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.167	$7.244	$6.704	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$7.829	$7.167	$7.244	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	68	78	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.324	$1.340	$1.241	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.444	$1.324	$1.340	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	75	102	120	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.306	$1.323	$1.225	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.423	$1.306	$1.323	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	641	690	645	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.072	$22.379	$20.722	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$24.040	$22.072	$22.379	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	83	74	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.684	$22.041	$20.418	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$23.558	$21.684	$22.041	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.648	$9.783	$9.920	$9.983	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.517	$9.648	$9.783	$9.920	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	18	6	5	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.598	$9.752	$9.908	$9.981	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.449	$9.598	$9.752	$9.908	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.574	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.415	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	5	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.561	$9.729	$9.899	$9.979	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.398	$9.561	$9.729	$9.899	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	10	12	9	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.524	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.348	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	30	26	5	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.524	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.348	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	30	26	5	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.487	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.298	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.463	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.264	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	15	34	47	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.450	$9.660	$9.873	$9.973	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.248	$9.450	$9.660	$9.873	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	10	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.389	$9.621	$9.859	$9.970	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.165	$9.389	$9.621	$9.859	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Pioneer Fund VCT Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.580	$1.608	$1.472	$1.123	$1.035	$1.100	$0.964	$0.783	$1.209	$1.170
Accumulation Unit Value at end of period	$1.708	$1.580	$1.608	$1.472	$1.123	$1.035	$1.100	$0.964	$0.783	$1.209
Number of Accumulation Units outstanding at end of period (in thousands)	480	482	548	607	825	1,045	1,266	1,527	2,703	3,921
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.548	$1.579	$1.448	$1.107	$1.023	$1.089	$0.956	$0.778	$1.204	$1.167
Accumulation Unit Value at end of period	$1.670	$1.548	$1.579	$1.448	$1.107	$1.023	$1.089	$0.956	$0.778	$1.204
Number of Accumulation Units outstanding at end of period (in thousands)	296	330	372	474	613	743	893	1,214	1,782	2,821
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.532	$1.564	$1.436	$1.099	$1.016	$1.083	$0.952	$0.775	$1.201	$1.166
Accumulation Unit Value at end of period	$1.651	$1.532	$1.564	$1.436	$1.099	$1.016	$1.083	$0.952	$0.775	$1.201
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	9	9	15	15	31	38	55	84
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.524	$1.557	$1.430	$1.095	$1.013	$1.080	$0.950	$0.774	$1.200	$1.165
Accumulation Unit Value at end of period	$1.642	$1.524	$1.557	$1.430	$1.095	$1.013	$1.080	$0.950	$0.774	$1.200
Number of Accumulation Units outstanding at end of period (in thousands)	309	388	444	513	726	917	1,223	1,742	2,403	4,321
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.501	$1.536	$1.413	$1.083	$1.004	$1.072	$0.944	$0.770	$1.196	$1.163
Accumulation Unit Value at end of period	$1.614	$1.501	$1.536	$1.413	$1.083	$1.004	$1.072	$0.944	$0.770	$1.196
Number of Accumulation Units outstanding at end of period (in thousands)	347	503	563	805	1,074	1,846	2,531	3,719	5,141	8,538
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.501	$1.536	$1.413	$1.083	$1.004	$1.072	$0.944	$0.770	$1.196	$1.163
Accumulation Unit Value at end of period	$1.614	$1.501	$1.536	$1.413	$1.083	$1.004	$1.072	$0.944	$0.770	$1.196
Number of Accumulation Units outstanding at end of period (in thousands)	347	503	563	805	1,074	1,846	2,531	3,719	5,141	8,538
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.478	$1.514	$1.395	$1.071	$0.994	$1.063	$0.938	$0.766	$1.192	$1.161
Accumulation Unit Value at end of period	$1.587	$1.478	$1.514	$1.395	$1.071	$0.994	$1.063	$0.938	$0.766	$1.192
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	6	15	40	60	160
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.463	$1.500	$1.384	$1.063	$0.988	$1.058	$0.934	$0.764	$—	$—
Accumulation Unit Value at end of period	$1.570	$1.463	$1.500	$1.384	$1.063	$0.988	$1.058	$0.934	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	164	176	174	198	237	202	145	215	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.456	$1.494	$1.378	$1.059	$0.985	$1.055	$0.932	$0.763	$1.188	$1.159
Accumulation Unit Value at end of period	$1.561	$1.456	$1.494	$1.378	$1.059	$0.985	$1.055	$0.932	$0.763	$1.188
Number of Accumulation Units outstanding at end of period (in thousands)	249	270	315	227	212	421	365	245	277	371
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.039	$19.584	$18.117	$13.961	$13.013	$13.971	$12.372	$10.150	$—	$—
Accumulation Unit Value at end of period	$20.365	$19.039	$19.584	$18.117	$13.961	$13.013	$13.971	$12.372	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.837	$1.821	$1.950	$1.649	$1.471	$1.710	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.870	$1.837	$1.821	$1.950	$1.649	$1.471	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	88	90	132	169	176	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.111	$1.103	$1.184	$1.003	$0.897	$1.045	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.129	$1.111	$1.103	$1.184	$1.003	$0.897	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	35	54	46	88	99	142	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.097	$1.091	$1.172	$0.994	$0.889	$1.037	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.114	$1.097	$1.091	$1.172	$0.994	$0.889	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.089	$1.083	$1.164	$0.988	$0.884	$1.032	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.105	$1.089	$1.083	$1.164	$0.988	$0.884	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	131	270	282	315	372	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.065	$1.061	$1.142	$0.971	$0.870	$1.017	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.079	$1.065	$1.061	$1.142	$0.971	$0.870	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	107	120	206	223	141	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.065	$1.061	$1.142	$0.971	$0.870	$1.017	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.079	$1.065	$1.061	$1.142	$0.971	$0.870	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	108	107	120	206	223	141	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.043	$1.041	$1.122	$0.955	$0.857	$1.003	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.055	$1.043	$1.041	$1.122	$0.955	$0.857	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.029	$1.028	$1.109	$0.944	$0.849	$0.994	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.040	$1.029	$1.028	$1.109	$0.944	$0.849	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	23	25	27	29	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.023	$1.022	$1.103	$0.940	$0.845	$0.991	$—	$—	$—	$—
Accumulation Unit Value at end of period	$1.033	$1.023	$1.022	$1.103	$0.940	$0.845	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	79	106	143	134	276	207	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.171	$14.197	$15.364	$13.127	$11.834	$13.906	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.278	$14.171	$14.197	$15.364	$13.127	$11.834	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669	$0.932	$0.844
Accumulation Unit Value at end of period	$1.761	$1.773	$1.769	$1.723	$1.246	$1.047	$1.122	$0.949	$0.669	$0.932
Number of Accumulation Units outstanding at end of period (in thousands)	142	143	144	168	229	296	369	391	442	518
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730	$0.515	$0.719	$0.653
Accumulation Unit Value at end of period	$1.336	$1.347	$1.347	$1.315	$0.953	$0.802	$0.861	$0.730	$0.515	$0.719
Number of Accumulation Units outstanding at end of period (in thousands)	23	24	123	145	139	154	195	324	340	537
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.330	$1.332	$1.301	$0.944	$0.795	$0.855	$0.726	$0.513	$0.716	$0.651
Accumulation Unit Value at end of period	$1.318	$1.330	$1.332	$1.301	$0.944	$0.795	$0.855	$0.726	$0.513	$0.716
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722	$0.510	$0.714	$0.649
Accumulation Unit Value at end of period	$1.307	$1.320	$1.322	$1.293	$0.938	$0.791	$0.850	$0.722	$0.510	$0.714
Number of Accumulation Units outstanding at end of period (in thousands)	69	87	98	102	205	220	216	262	303	255
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713	$0.505	$0.707	$0.643
Accumulation Unit Value at end of period	$1.277	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713	$0.505	$0.707
Number of Accumulation Units outstanding at end of period (in thousands)	57	33	38	61	47	47	52	64	42	60
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713	$0.505	$0.707	$0.643
Accumulation Unit Value at end of period	$1.277	$1.292	$1.296	$1.269	$0.922	$0.778	$0.838	$0.713	$0.505	$0.707
Number of Accumulation Units outstanding at end of period (in thousands)	57	33	38	61	47	47	52	64	42	60
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.265	$1.270	$1.246	$0.907	$0.767	$0.827	$0.704	$0.499	$0.700	$0.638
Accumulation Unit Value at end of period	$1.249	$1.265	$1.270	$1.246	$0.907	$0.767	$0.827	$0.704	$0.499	$0.700
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699	$0.496	$—	$—
Accumulation Unit Value at end of period	$1.230	$1.248	$1.254	$1.231	$0.897	$0.759	$0.819	$0.699	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.240	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697	$0.495	$0.695	$0.634
Accumulation Unit Value at end of period	$1.222	$1.240	$1.247	$1.225	$0.893	$0.756	$0.817	$0.697	$0.495	$0.695
Number of Accumulation Units outstanding at end of period (in thousands)	48	50	52	86	65	94	68	23	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.188	$26.409	$26.002	$19.003	$16.127	$17.462	$14.938	$10.633	$—	$—
Accumulation Unit Value at end of period	$25.750	$26.188	$26.409	$26.002	$19.003	$16.127	$17.462	$14.938	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.169	$16.878	$15.461	$11.969	$10.482	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.941	$16.169	$16.878	$15.461	$11.969	$10.482	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	4	4	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.030	$16.766	$15.389	$11.937	$10.474	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.750	$16.030	$16.766	$15.389	$11.937	$10.474	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	10	11	11	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.960	$16.710	$15.353	$11.921	$10.471	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.656	$15.960	$16.710	$15.353	$11.921	$10.471	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.926	$16.682	$15.335	$11.913	$10.469	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.609	$15.926	$16.682	$15.335	$11.913	$10.469	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	13	16	17	17	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.822	$16.598	$15.281	$11.889	$10.464	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.468	$15.822	$16.598	$15.281	$11.889	$10.464	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	9	10	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.822	$16.598	$15.281	$11.889	$10.464	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.468	$15.822	$16.598	$15.281	$11.889	$10.464	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	9	10	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.719	$16.515	$15.228	$11.865	$10.458	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.329	$15.719	$16.515	$15.228	$11.865	$10.458	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.651	$16.460	$15.192	$11.850	$10.455	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.236	$15.651	$16.460	$15.192	$11.850	$10.455	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.617	$16.433	$15.174	$11.842	$10.453	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$17.190	$15.617	$16.433	$15.174	$11.842	$10.453	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	10	11	12	8	8	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.449	$16.296	$15.086	$11.802	$10.444	$10.000	$—	$—	$—	$—
Accumulation Unit Value at end of period	$16.962	$15.449	$16.296	$15.086	$11.802	$10.444	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.941	$17.769	$18.507	$19.087	$12.856	$12.059	$12.784	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	6	4	6	5	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.699	$17.576	$18.343	$18.956	$12.793	$12.024	$12.773	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	8	9	11	11	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.480	$18.261	$18.891	$12.762	$12.007	$12.767	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.578	$17.480	$18.261	$18.891	$12.762	$12.007	$12.767	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.519	$17.433	$18.221	$18.858	$12.746	$11.998	$12.764	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	2	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.340	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	4	4	3	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.340	$17.291	$18.099	$18.761	$12.700	$11.972	$12.755	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	4	4	3	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.150	$17.979	$18.664	$12.653	$11.946	$12.747	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.164	$17.150	$17.979	$18.664	$12.653	$11.946	$12.747	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.047	$17.057	$17.899	$18.599	$12.622	$11.928	$12.741	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.010	$17.859	$18.567	$12.606	$11.920	$12.738	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$17.989	$17.010	$17.859	$18.567	$12.606	$11.920	$12.738	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	5	4	12	11	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.780	$17.662	$18.408	$12.529	$11.876	$12.724	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$17.701	$16.780	$17.662	$18.408	$12.529	$11.876	$12.724	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Catalyst Dividend Capture VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.080	$2.176	$2.003	$1.693	$1.540	$1.459	$1.285	$1.042	$1.469	$1.587
Accumulation Unit Value at end of period	$2.194	$2.080	$2.176	$2.003	$1.693	$1.540	$1.459	$1.285	$1.042	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	104	120	150	36	37	53	85	109	120	211
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.022	$2.119	$1.955	$1.656	$1.509	$1.432	$1.264	$1.027	$1.451	$1.571
Accumulation Unit Value at end of period	$2.128	$2.022	$2.119	$1.955	$1.656	$1.509	$1.432	$1.264	$1.027	$1.451
Number of Accumulation Units outstanding at end of period (in thousands)	226	257	394	291	360	634	801	1,438	1,815	2,946
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.032	$2.132	$1.969	$1.669	$1.523	$1.447	$1.278	$1.039	$1.470	$1.593
Accumulation Unit Value at end of period	$2.137	$2.032	$2.132	$1.969	$1.669	$1.523	$1.447	$1.278	$1.039	$1.470
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.982	$2.080	$1.922	$1.630	$1.488	$1.414	$1.250	$1.017	$1.439	$1.560
Accumulation Unit Value at end of period	$2.083	$1.982	$2.080	$1.922	$1.630	$1.488	$1.414	$1.250	$1.017	$1.439
Number of Accumulation Units outstanding at end of period (in thousands)	205	244	324	203	438	653	859	1,264	1,450	1,484
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.783	$20.799	$19.242	$16.348	$14.947	$14.228	$12.596	$10.261	$14.541	$15.788
Accumulation Unit Value at end of period	$20.764	$19.783	$20.799	$19.242	$16.348	$14.947	$14.228	$12.596	$10.261	$14.541
Number of Accumulation Units outstanding at end of period (in thousands)	20	26	36	37	50	52	62	70	103	147
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.783	$20.799	$19.242	$16.348	$14.947	$14.228	$12.596	$10.261	$14.541	$15.788
Accumulation Unit Value at end of period	$20.764	$19.783	$20.799	$19.242	$16.348	$14.947	$14.228	$12.596	$10.261	$14.541
Number of Accumulation Units outstanding at end of period (in thousands)	20	26	36	37	50	52	62	70	103	147
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.940	$2.042	$1.893	$1.610	$1.474	$1.406	$1.246	$1.017	$1.443	$1.569
Accumulation Unit Value at end of period	$2.033	$1.940	$2.042	$1.893	$1.610	$1.474	$1.406	$1.246	$1.017	$1.443
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	12	7	8	9	10	12	14	17
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.914	$2.017	$1.871	$1.593	$1.460	$1.394	$1.237	$1.010	$—	$—
Accumulation Unit Value at end of period	$2.003	$1.914	$2.017	$1.871	$1.593	$1.460	$1.394	$1.237	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	116	148	118	66	48	22	38	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.011	$20.047	$18.602	$15.851	$14.537	$13.879	$12.324	$10.070	$14.313	$15.587
Accumulation Unit Value at end of period	$19.893	$19.011	$20.047	$18.602	$15.851	$14.537	$13.879	$12.324	$10.070	$14.313
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	5	4	5	5	2	1	2
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.663	$21.843	$20.320	$17.358	$15.959	$15.275	$13.597	$11.138	$—	$—
Accumulation Unit Value at end of period	$21.568	$20.663	$21.843	$20.320	$17.358	$15.959	$15.275	$13.597	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Catalyst Insider Buying VA Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.952	$2.133	$2.208	$1.698	$1.404	$1.437	$1.124	$0.857	$1.480	$1.347
Accumulation Unit Value at end of period	$2.137	$1.952	$2.133	$2.208	$1.698	$1.404	$1.437	$1.124	$0.857	$1.480
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	28	7	22	23	24	32	36	17
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.908	$2.088	$2.167	$1.669	$1.383	$1.418	$1.112	$0.850	$1.469	$1.340
Accumulation Unit Value at end of period	$2.084	$1.908	$2.088	$2.167	$1.669	$1.383	$1.418	$1.112	$0.850	$1.469
Number of Accumulation Units outstanding at end of period (in thousands)	156	170	228	62	70	100	151	182	137	135
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.886	$2.067	$2.146	$1.655	$1.373	$1.409	$1.106	$0.846	$1.464	$1.337
Accumulation Unit Value at end of period	$2.058	$1.886	$2.067	$2.146	$1.655	$1.373	$1.409	$1.106	$0.846	$1.464
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.875	$2.056	$2.136	$1.648	$1.367	$1.404	$1.103	$0.844	$1.461	$1.335
Accumulation Unit Value at end of period	$2.046	$1.875	$2.056	$2.136	$1.648	$1.367	$1.404	$1.103	$0.844	$1.461
Number of Accumulation Units outstanding at end of period (in thousands)	38	46	100	34	47	67	95	176	179	170
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.843	$2.024	$2.106	$1.627	$1.352	$1.391	$1.094	$0.838	$1.454	$1.330
Accumulation Unit Value at end of period	$2.008	$1.843	$2.024	$2.106	$1.627	$1.352	$1.391	$1.094	$0.838	$1.454
Number of Accumulation Units outstanding at end of period (in thousands)	216	277	422	122	143	189	267	256	418	443
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.843	$2.024	$2.106	$1.627	$1.352	$1.391	$1.094	$0.838	$1.454	$1.330
Accumulation Unit Value at end of period	$2.008	$1.843	$2.024	$2.106	$1.627	$1.352	$1.391	$1.094	$0.838	$1.454
Number of Accumulation Units outstanding at end of period (in thousands)	216	277	422	122	143	189	267	256	418	443
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.812	$1.992	$2.076	$1.606	$1.337	$1.377	$1.085	$0.833	$1.446	$1.325
Accumulation Unit Value at end of period	$1.970	$1.812	$1.992	$2.076	$1.606	$1.337	$1.377	$1.085	$0.833	$1.446
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.791	$1.971	$2.057	$1.593	$1.327	$1.368	$1.079	$0.829	$—	$—
Accumulation Unit Value at end of period	$1.946	$1.791	$1.971	$2.057	$1.593	$1.327	$1.368	$1.079	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	72	50	85	17	11	3	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.781	$1.961	$2.047	$1.586	$1.322	$1.364	$1.076	$0.827	$1.439	$1.320
Accumulation Unit Value at end of period	$1.934	$1.781	$1.961	$2.047	$1.586	$1.322	$1.364	$1.076	$0.827	$1.439
Number of Accumulation Units outstanding at end of period (in thousands)	102	104	110	28	28	31	36	3	3	3
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.437	$24.769	$25.919	$20.134	$16.826	$17.402	$13.759	$10.605	$—	$—
Accumulation Unit Value at end of period	$24.304	$22.437	$24.769	$25.919	$20.134	$16.826	$17.402	$13.759	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.408	$25.119	$25.383	$17.900	$15.418	$15.569	$11.649	$8.419	$15.344	$12.721
Accumulation Unit Value at end of period	$25.908	$24.408	$25.119	$25.383	$17.900	$15.418	$15.569	$11.649	$8.419	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.645	$24.407	$24.738	$17.498	$15.116	$15.311	$11.490	$8.329	$15.226	$12.660
Accumulation Unit Value at end of period	$25.024	$23.645	$24.407	$24.738	$17.498	$15.116	$15.311	$11.490	$8.329	$15.226
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.150	$23.944	$24.317	$17.234	$14.919	$15.141	$11.385	$8.270	$15.147	$12.620
Accumulation Unit Value at end of period	$24.451	$23.150	$23.944	$24.317	$17.234	$14.919	$15.141	$11.385	$8.270	$15.147
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.150	$23.944	$24.317	$17.234	$14.919	$15.141	$11.385	$8.270	$15.147	$12.620
Accumulation Unit Value at end of period	$24.451	$23.150	$23.944	$24.317	$17.234	$14.919	$15.141	$11.385	$8.270	$15.147
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.545	$23.377	$23.801	$16.910	$14.675	$14.931	$11.255	$8.196	$—	$—
Accumulation Unit Value at end of period	$23.753	$22.545	$23.377	$23.801	$16.910	$14.675	$14.931	$11.255	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.426	$23.266	$23.699	$16.846	$14.627	$14.889	$11.229	$8.181	$15.030	$12.560
Accumulation Unit Value at end of period	$23.616	$22.426	$23.266	$23.699	$16.846	$14.627	$14.889	$11.229	$8.181	$15.030
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.490	$28.590	$29.196	$20.806	$18.110	$18.480	$13.972	$10.205	$—	$—
Accumulation Unit Value at end of period	$28.875	$27.490	$28.590	$29.196	$20.806	$18.110	$18.480	$13.972	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Index Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.995	$1.998	$1.716	$1.455	$1.305	$1.243	$1.113	$0.977	$1.398	$1.318
Accumulation Unit Value at end of period	$2.118	$1.995	$1.998	$1.716	$1.455	$1.305	$1.243	$1.113	$0.977	$1.398
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.913	$1.922	$1.656	$1.408	$1.267	$1.210	$1.087	$0.957	$1.373	$1.298
Accumulation Unit Value at end of period	$2.025	$1.913	$1.922	$1.656	$1.408	$1.267	$1.210	$1.087	$0.957	$1.373
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.862	$1.875	$1.618	$1.379	$1.243	$1.190	$1.070	$0.945	$1.359	$1.287
Accumulation Unit Value at end of period	$1.967	$1.862	$1.875	$1.618	$1.379	$1.243	$1.190	$1.070	$0.945	$1.359
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	7	7	7	32	33	37	41	39
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.862	$1.875	$1.618	$1.379	$1.243	$1.190	$1.070	$0.945	$1.359	$1.287
Accumulation Unit Value at end of period	$1.967	$1.862	$1.875	$1.618	$1.379	$1.243	$1.190	$1.070	$0.945	$1.359
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	7	7	7	32	33	37	41	39
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.798	$1.815	$1.571	$1.341	$1.213	$1.163	$1.049	$0.929	$—	$—
Accumulation Unit Value at end of period	$1.895	$1.798	$1.815	$1.571	$1.341	$1.213	$1.163	$1.049	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.788	$1.805	$1.563	$1.335	$1.208	$1.159	$1.046	$0.926	$1.336	$1.269
Accumulation Unit Value at end of period	$1.883	$1.788	$1.805	$1.563	$1.335	$1.208	$1.159	$1.046	$0.926	$1.336
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.772	$20.013	$17.372	$14.881	$13.492	$12.984	$11.745	$10.425	$—	$—
Accumulation Unit Value at end of period	$20.774	$19.772	$20.013	$17.372	$14.881	$13.492	$12.984	$11.745	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.936	$12.886	$13.807	$11.715	$10.469	$12.190	$10.086	$—	$—	$—
Accumulation Unit Value at end of period	$13.176	$12.936	$12.886	$13.807	$11.715	$10.469	$12.190	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.723	$12.712	$13.662	$11.626	$10.421	$12.171	$10.084	$—	$—	$—
Accumulation Unit Value at end of period	$12.921	$12.723	$12.712	$13.662	$11.626	$10.421	$12.171	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.583	$12.598	$13.566	$11.568	$10.389	$12.158	$10.083	$—	$—	$—
Accumulation Unit Value at end of period	$12.753	$12.583	$12.598	$13.566	$11.568	$10.389	$12.158	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	1	—	—	2	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.583	$12.598	$13.566	$11.568	$10.389	$12.158	$10.083	$—	$—	$—
Accumulation Unit Value at end of period	$12.753	$12.583	$12.598	$13.566	$11.568	$10.389	$12.158	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	4	1	—	—	2	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.411	$12.456	$13.447	$11.495	$10.350	$12.142	$10.081	$—	$—	$—
Accumulation Unit Value at end of period	$12.547	$12.411	$12.456	$13.447	$11.495	$10.350	$12.142	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.377	$12.428	$13.423	$11.481	$10.342	$12.139	$10.081	$—	$—	$—
Accumulation Unit Value at end of period	$12.506	$12.377	$12.428	$13.423	$11.481	$10.342	$12.139	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.207	$12.289	$13.306	$11.409	$10.302	$12.123	$10.079	$—	$—	$—
Accumulation Unit Value at end of period	$12.304	$12.207	$12.289	$13.306	$11.409	$10.302	$12.123	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Omega Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.687	$19.700	$19.234	$13.944	$11.746	$12.610	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$19.514	$19.687	$19.700	$19.234	$13.944	$11.746	$12.610	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.368	$19.439	$19.036	$13.842	$11.694	$12.593	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$19.140	$19.368	$19.439	$19.036	$13.842	$11.694	$12.593	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.158	$19.266	$18.905	$13.774	$11.660	$12.581	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.894	$19.158	$19.266	$18.905	$13.774	$11.660	$12.581	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	3	3	7	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.158	$19.266	$18.905	$13.774	$11.660	$12.581	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.894	$19.158	$19.266	$18.905	$13.774	$11.660	$12.581	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	3	3	7	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.898	$19.053	$18.743	$13.690	$11.618	$12.567	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.592	$18.898	$19.053	$18.743	$13.690	$11.618	$12.567	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.847	$19.011	$18.711	$13.673	$11.610	$12.564	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.532	$18.847	$19.011	$18.711	$13.673	$11.610	$12.564	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.592	$18.800	$18.550	$13.589	$11.568	$12.550	$10.000	$—	$—	$—
Accumulation Unit Value at end of period	$18.236	$18.592	$18.800	$18.550	$13.589	$11.568	$12.550	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Opportunity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.870	$19.745	$18.133	$14.072	$12.353	$13.259	$10.865	$7.458	$12.625	$12.007
Accumulation Unit Value at end of period	$20.883	$18.870	$19.745	$18.133	$14.072	$12.353	$13.259	$10.865	$7.458	$12.625
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.280	$19.186	$17.672	$13.755	$12.111	$13.038	$10.716	$7.378	$12.528	$11.950
Accumulation Unit Value at end of period	$20.170	$18.280	$19.186	$17.672	$13.755	$12.111	$13.038	$10.716	$7.378	$12.528
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.898	$18.822	$17.372	$13.548	$11.953	$12.894	$10.618	$7.325	$12.463	$11.912
Accumulation Unit Value at end of period	$19.708	$17.898	$18.822	$17.372	$13.548	$11.953	$12.894	$10.618	$7.325	$12.463
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.898	$18.822	$17.372	$13.548	$11.953	$12.894	$10.618	$7.325	$12.463	$11.912
Accumulation Unit Value at end of period	$19.708	$17.898	$18.822	$17.372	$13.548	$11.953	$12.894	$10.618	$7.325	$12.463
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.430	$18.376	$17.003	$13.294	$11.757	$12.715	$10.497	$7.260	$—	$—
Accumulation Unit Value at end of period	$19.146	$17.430	$18.376	$17.003	$13.294	$11.757	$12.715	$10.497	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.338	$18.288	$16.930	$13.243	$11.719	$12.679	$10.473	$7.247	$12.367	$11.855
Accumulation Unit Value at end of period	$19.035	$17.338	$18.288	$16.930	$13.243	$11.719	$12.679	$10.473	$7.247	$12.367
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.320	$25.716	$23.866	$18.716	$16.603	$18.008	$14.912	$10.344	$—	$—
Accumulation Unit Value at end of period	$26.633	$24.320	$25.716	$23.866	$18.716	$16.603	$18.008	$14.912	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
Wells Fargo VT Small Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.354	$2.458	$2.540	$1.715	$1.612	$1.713	$1.371	$0.911	$1.576	$1.405
Accumulation Unit Value at end of period	$2.501	$2.354	$2.458	$2.540	$1.715	$1.612	$1.713	$1.371	$0.911	$1.576
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.258	$2.364	$2.451	$1.659	$1.565	$1.668	$1.338	$0.892	$1.549	$1.384
Accumulation Unit Value at end of period	$2.391	$2.258	$2.364	$2.451	$1.659	$1.565	$1.668	$1.338	$0.892	$1.549
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.198	$2.306	$2.395	$1.625	$1.535	$1.640	$1.319	$0.880	$1.532	$1.372
Accumulation Unit Value at end of period	$2.323	$2.198	$2.306	$2.395	$1.625	$1.535	$1.640	$1.319	$0.880	$1.532
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	7	1	—	—	3	3	3	4
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.198	$2.306	$2.395	$1.625	$1.535	$1.640	$1.319	$0.880	$1.532	$1.372
Accumulation Unit Value at end of period	$2.323	$2.198	$2.306	$2.395	$1.625	$1.535	$1.640	$1.319	$0.880	$1.532
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	7	1	—	—	3	3	3	4
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.122	$2.233	$2.325	$1.581	$1.498	$1.604	$1.293	$0.865	$—	$—
Accumulation Unit Value at end of period	$2.238	$2.122	$2.233	$2.325	$1.581	$1.498	$1.604	$1.293	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.109	$2.220	$2.313	$1.574	$1.492	$1.598	$1.289	$0.863	$1.506	$1.353
Accumulation Unit Value at end of period	$2.223	$2.109	$2.220	$2.313	$1.574	$1.492	$1.598	$1.289	$0.863	$1.506
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.895	$27.325	$28.538	$19.467	$18.494	$19.866	$16.059	$10.781	$—	$—
Accumulation Unit Value at end of period	$27.226	$25.895	$27.325	$28.538	$19.467	$18.494	$19.866	$16.059	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

SA-1	Hartford Life Insurance Company

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life Insurance Company Separate Account Two and the Board of Directors of Hartford Life Insurance Company
We have audited the accompanying statements of assets and liabilities as of December 31, 2016, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended for each of the following individual Sub-Accounts comprising Hartford Life Insurance Company Separate Account Two (the “Account”):

American Century VP Capital Appreciation Fund	Catalyst Insider Buying VA Fund (Formerly
AB VPS International Value Portfolio	Huntington VA Situs Fund)
Invesco V.I. Core Equity Fund	BlackRock Global Opportunities V.I. Fund
Invesco V.I. High Yield Fund	BlackRock Large Cap Growth V.I. Fund
Invesco V.I. Government Money Market Fund	UIF U.S. Real Estate Portfolio
(Formerly Invesco V.I. Money Market Fund)	Invesco V.I. Equity and Income Fund
AB VPS Growth and Income Portfolio	UIF Mid Cap Growth Portfolio
AB VPS Intermediate Bond Portfolio	Columbia Variable Portfolio - Asset Allocation Fund
American Funds Growth Fund	Columbia Variable Portfolio - Dividend Opportunity Fund
Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Income Opportunities Fund
Columbia Variable Portfolio - Small Company Growth	Columbia Variable Portfolio - Mid Cap Growth Fund
Fund	Oppenheimer Global Fund/VA
Wells Fargo VT Omega Growth Fund	Putnam VT Small Cap Value Fund
Fidelity® VIP Asset Manager Portfolio	PIMCO VIT Real Return Portfolio
Fidelity® VIP Growth Portfolio	Pioneer Fund VCT Portfolio
Fidelity® VIP Contrafund® Portfolio	Pioneer Mid Cap Value VCT Portfolio
Fidelity® VIP Overseas Portfolio	Jennison 20/20 Focus Fund
Fidelity® VIP Freedom 2020 Portfolio	Jennison Fund
Fidelity® VIP Freedom 2030 Portfolio	Prudential Value Portfolio
Fidelity® VIP Freedom 2015 Portfolio	Prudential SP International Growth Portfolio
Fidelity® VIP Freedom 2025 Portfolio	Royce Small-Cap Portfolio
Fidelity® VIP Freedom Income Portfolio	Legg Mason ClearBridge Appreciation Fund
Fidelity® VIP FundsManager 20%	Victory Variable Insurance Diversified Stock Fund
Fidelity® VIP FundsManager 70% Portfolio	Invesco V.I. Comstock Fund
Fidelity® VIP FundsManager 85% Portfolio	Invesco V.I. American Franchise Fund
Franklin Income VIP Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford Balanced HLS Fund	Wells Fargo VT Total Return Bond Fund
Hartford Total Return Bond HLS Fund	Wells Fargo VT Intrinsic Value Fund
Hartford Capital Appreciation HLS Fund	Wells Fargo VT International Equity Fund
Hartford Dividend and Growth HLS Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Healthcare HLS Fund	Wells Fargo VT Small Cap Value Fund
Hartford Global Growth HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Disciplined Equity HLS Fund	HIMCO VIT Index Fund
Hartford Growth Opportunities HLS Fund	Columbia Variable Portfolio - Large Cap Growth Fund
Hartford High Yield HLS Fund	(Merged with Columbia Variable Portfolio - Large Cap
Hartford International Opportunities HLS Fund	Growth Fund II and Columbia Variable Portfolio - Large Cap
Hartford Small/Mid Cap Equity HLS Fund	Growth Fund III)
Hartford MidCap HLS Fund	Columbia Variable Portfolio - Select International Equity
Hartford MidCap Value HLS Fund	Fund (Merged with Columbia Variable Portfolio -
Hartford Ultrashort Bond HLS Fund	International Opportunities Fund)
Hartford Small Company HLS Fund	Variable Portfolio - Loomis Sayles Growth Fund (Merged
Hartford SmallCap Growth HLS Fund	with Variable Portfolio - Loomis Sayles Growth Fund II)
Hartford Stock HLS Fund	Sterling Capital Equity Income VIF
Hartford U.S. Government Securities HLS Fund	Sterling Capital Special Opportunities VIF
Hartford Value HLS Fund	Sterling Capital Total Return Bond VIF
Catalyst Dividend Capture VA Fund (Formerly	Huntington VA International Equity Fund
Huntington VA Dividend Capture Fund)

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2016, the results of their operations for each of the periods then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.
/s/ DELOITTE & TOUCHE LLP
Hartford, CT
April 20, 2017

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Assets and Liabilities
December 31, 2016

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,561,325
class 2	—	—	—	—	—	—	—	349,939	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	200,400	—	—	—	1,384,247	1,669,407	—	—	—
class I	3,914,057	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,893,347	1,514,860	33,656,565	—	—	—	—	—
class S2	—	—	—	—	3,138,672	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	1,062,775	—
Total investments	3,914,057	200,400	2,893,347	1,514,860	36,795,237	1,384,247	1,669,407	349,939	1,062,775	3,561,325
Due from Sponsor Company	—	—	—	2,102	196,818	—	—	—	—	—
Receivable for fund shares sold	—	—	403	—	—	45,511	496	—	—	1,671
Other assets	1	1	—	1	4	—	—	—	2	1
Total assets	3,914,058	200,401	2,893,750	1,516,963	36,992,059	1,429,758	1,669,903	349,939	1,062,777	3,562,997

Liabilities:
Due to Sponsor Company	14	7	403	—	—	45,511	496	—	24	1,671
Payable for fund shares purchased	—	—	—	2,102	196,818	—	—	—	—	—
Other liabilities	3	—	—	—	—	1	2	—	6	—
Total liabilities	17	7	403	2,102	196,818	45,512	498	—	30	1,671

Net assets:
For contract liabilities	$3,914,041	$200,394	$2,893,347	$1,514,861	$36,795,241	$1,384,246	$1,669,405	$349,939	$1,062,747	$3,561,326

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,561,326
class 2	—	—	—	—	—	—	—	349,939	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	200,394	—	—	—	1,384,246	1,669,405	—	—	—
class I	3,914,041	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,893,347	1,514,861	33,656,568	—	—	—	—	—
class S2	—	—	—	—	3,138,673	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	1,062,747	—
Total contract liabilities	$3,914,041	$200,394	$2,893,347	$1,514,861	$36,795,241	$1,384,246	$1,669,405	$349,939	$1,062,747	$3,561,326

Shares:
class 1	—	—	—	—	—	—	—	—	—	232,614
class 2	—	—	—	—	—	—	—	5,229	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	15,228	—	—	—	44,899	158,388	—	—	—
class I	279,975	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	83,671	280,530	33,656,565	—	—	—	—	—
class S2	—	—	—	—	3,138,672	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	517,669	—
Total shares	279,975	15,228	83,671	280,530	36,795,237	44,899	158,388	5,229	517,669	232,614

Cost	$3,523,284	$291,904	$2,313,806	$1,885,490	$36,795,237	$1,181,327	$1,770,701	$336,763	$889,620	$3,375,784

Deferred contracts in the accumulation period:
Units owned by participants #	1,131,874	26,017	1,814,382	865,550	3,854,600	637,748	112,670	19,489	217,522	1,828,057
Minimum unit fair value #*	$3.238920	$7.702450	$1.317902	$1.479767	$9.148616	$1.749118	$12.321264	$17.955576	$4.529642	$1.693268
Maximum unit fair value #*	$32.325080	$7.702450	$19.830391	$1.969938	$9.924459	$2.219994	$13.277229	$17.955576	$17.038305	$23.638421
Contract liability	$3,910,633	$200,394	$2,837,769	$1,468,384	$36,715,309	$1,330,391	$1,462,860	$349,939	$1,000,311	$3,518,211

Contracts in payout (annuitization) period:
Units owned by participants #	1,052	—	34,852	27,545	8,349	24,593	15,673	—	13,784	21,748
Minimum unit fair value #*	$3.239544	$—	$1.594678	$1.664478	$9.517061	$2.189873	$13.161023	$—	$4.529600	$1.969951
Maximum unit fair value #*	$3.239544	$—	$1.594678	$1.697545	$9.609050	$2.189873	$13.277229	$—	$4.529600	$2.022910
Contract liability	$3,408	$—	$55,578	$46,477	$79,932	$53,855	$206,545	$—	$62,436	$43,115

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$1,932,550	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	3,244	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	1,120,309	5,696,489	9,546,021	1,052,546	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	426,072	119,136	193,919	691,197	11,807
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,935,794	1,120,309	5,696,489	9,546,021	1,052,546	426,072	119,136	193,919	691,197	11,807
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	181	—	3	—	1,203	—	51,717	—	—	—
Other assets	—	4	—	6	4	—	2	1	—	2
Total assets	1,935,975	1,120,313	5,696,492	9,546,027	1,053,753	426,072	170,855	193,920	691,197	11,809

Liabilities:
Due to Sponsor Company	181	14	14	10	1,225	—	51,723	7	—	7
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	1	3	1	4	—	1	—	1	1
Total liabilities	182	15	17	11	1,229	—	51,724	7	1	8

Net assets:
For contract liabilities	$1,935,793	$1,120,298	$5,696,475	$9,546,016	$1,052,524	$426,072	$119,131	$193,913	$691,196	$11,801

Contract Liabilities:
class 1	$1,932,549	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	3,244	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	1,120,298	5,696,475	9,546,016	1,052,524	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	426,072	119,131	193,913	691,196	11,801
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,935,793	$1,120,298	$5,696,475	$9,546,016	$1,052,524	$426,072	$119,131	$193,913	$691,196	$11,801

Shares:
class 1	87,052	—	—	—	—	—	—	—	—	—
class 2	152	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	73,319	96,046	287,704	59,099	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	34,113	9,388	15,727	53,706	1,080
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	87,204	73,319	96,046	287,704	59,099	34,113	9,388	15,727	53,706	1,080

Cost	$2,029,427	$1,133,117	$3,504,228	$5,896,200	$1,050,981	$400,680	$115,390	$171,737	$682,019	$11,743

Deferred contracts in the accumulation period:
Units owned by participants #	1,271,720	377,102	1,550,086	1,583,061	475,972	19,427	4,832	9,635	29,384	825
Minimum unit fair value #*	$1.214423	$2.904323	$3.587916	$5.768599	$2.085535	$21.931464	$24.654938	$20.125426	$23.522789	$14.295238
Maximum unit fair value #*	$25.958863	$17.790130	$21.746966	$26.358295	$15.654908	$21.931464	$24.654938	$20.125426	$23.522789	$14.295238
Contract liability	$1,933,473	$1,120,298	$5,693,002	$9,545,576	$1,052,524	$426,072	$119,131	$193,913	$691,196	$11,801

Contracts in payout (annuitization) period:
Units owned by participants #	1,284	—	968	76	—	—	—	—	—	—
Minimum unit fair value #*	$1.806686	$—	$3.587810	$5.789474	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$1.806686	$—	$3.587810	$5.789474	$—	$—	$—	$—	$—	$—
Contract liability	$2,320	$—	$3,473	$440	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	940,339	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	680,915,079	222,408,569	1,036,373,143	473,816,957	29,946,542	58,454,520
class IB	—	—	—	—	63,289,504	55,423,775	111,993,037	87,413,941	3,773,652	13,242,097
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	9,698	21,853	33,156	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	9,698	21,853	33,156	940,339	744,204,583	277,832,344	1,148,366,180	561,230,898	33,720,194	71,696,617
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	6	—	—	771,862	83,440	429,806	290,552	6,154	56,097
Other assets	—	1	—	2	30	2	33	3	—	5
Total assets	9,698	21,860	33,156	940,341	744,976,475	277,915,786	1,148,796,019	561,521,453	33,726,348	71,752,719

Liabilities:
Due to Sponsor Company	7	8	2	—	771,875	83,455	429,811	290,555	6,154	56,097
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	1	—	1	8	1	2	5	—
Total liabilities	7	9	3	—	771,876	83,463	429,812	290,557	6,159	56,097

Net assets:
For contract liabilities	$9,691	$21,851	$33,153	$940,341	$744,204,599	$277,832,323	$1,148,366,207	$561,230,896	$33,720,189	$71,696,622

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	940,341	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	680,915,100	222,408,548	1,036,373,173	473,816,950	29,946,541	58,454,525
class IB	—	—	—	—	63,289,499	55,423,775	111,993,034	87,413,946	3,773,648	13,242,097
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	9,691	21,851	33,153	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$9,691	$21,851	$33,153	$940,341	$744,204,599	$277,832,323	$1,148,366,207	$561,230,896	$33,720,189	$71,696,622

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	61,140	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	24,796,616	20,054,876	24,646,211	21,439,681	1,395,459	2,640,222
class IB	—	—	—	—	2,271,698	5,024,821	2,698,627	3,971,556	183,187	603,285
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	881	1,832	2,819	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	881	1,832	2,819	61,140	27,068,314	25,079,697	27,344,838	25,411,237	1,578,646	3,243,507

Cost	$9,429	$19,828	$34,428	$945,127	$499,092,603	$277,864,770	$1,055,154,429	$481,537,518	$28,520,950	$61,315,975

Deferred contracts in the accumulation period:
Units owned by participants #	707	999	1,349	58,083	147,864,285	91,545,669	123,691,857	122,924,218	6,532,924	28,466,309
Minimum unit fair value #*	$13.707900	$21.879400	$24.584420	$16.189694	$1.402350	$1.411984	$1.986645	$2.022203	$4.243727	$1.100934
Maximum unit fair value #*	$13.707900	$21.879400	$24.584420	$16.189694	$20.387948	$20.370763	$49.275632	$28.488543	$31.152765	$22.873498
Contract liability	$9,691	$21,851	$33,153	$940,341	$714,341,902	$270,256,747	$1,125,661,832	$548,554,192	$33,207,514	$70,940,058

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	4,709,509	2,628,404	1,899,683	2,518,908	98,736	330,355
Minimum unit fair value #*	$—	$—	$—	$—	$1.583092	$1.799535	$2.235647	$2.690246	$4.817504	$1.250144
Maximum unit fair value #*	$—	$—	$—	$—	$12.475648	$9.378032	$37.311880	$7.343659	$5.280996	$3.062289
Contract liability	$—	$—	$—	$—	$29,862,697	$7,575,576	$22,704,375	$12,676,704	$512,675	$756,564

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	60,729,553	86,251,199	47,641,022	142,238,278	18,586,087	142,308,890	79,269,421	53,365,322	60,632,796	44,491,609
class IB	15,801,312	19,503,812	12,417,986	22,724,690	3,207,124	3,221,827	18,178,697	10,453,835	9,506,818	11,570,926
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	76,530,865	105,755,011	60,059,008	164,962,968	21,793,211	145,530,717	97,448,118	63,819,157	70,139,614	56,062,535
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	37,835	33,241	30,185	37,430	2,293	19,781	86,641	38,852	6,970	7,706
Other assets	5	14	6	34	1	—	2	7	—	4
Total assets	76,568,705	105,788,266	60,089,199	165,000,432	21,795,505	145,550,498	97,534,761	63,858,016	70,146,584	56,070,245

Liabilities:
Due to Sponsor Company	37,835	33,241	30,185	37,451	2,293	19,781	86,641	38,870	6,970	7,706
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	—	6	—	7	1	—
Total liabilities	37,835	33,242	30,185	37,451	2,293	19,787	86,641	38,877	6,971	7,706

Net assets:
For contract liabilities	$76,530,870	$105,755,024	$60,059,014	$164,962,981	$21,793,212	$145,530,711	$97,448,120	$63,819,139	$70,139,613	$56,062,539

Contract Liabilities:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	60,729,557	86,251,212	47,641,030	142,238,292	18,586,088	142,308,885	79,269,424	53,365,303	60,632,797	44,491,614
class IB	15,801,313	19,503,812	12,417,984	22,724,689	3,207,124	3,221,826	18,178,696	10,453,836	9,506,816	11,570,925
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$76,530,870	$105,755,024	$60,059,014	$164,962,981	$21,793,212	$145,530,711	$97,448,120	$63,819,139	$70,139,613	$56,062,539

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	4,246,822	2,891,424	5,874,355	10,059,284	2,314,581	4,206,588	6,605,785	5,315,271	3,752,030	1,661,995
class IB	1,115,124	678,630	1,556,139	1,588,029	401,392	97,131	1,526,339	1,043,297	631,682	442,991
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	5,361,946	3,570,054	7,430,494	11,647,313	2,715,973	4,303,719	8,132,124	6,358,568	4,383,712	2,104,986

Cost	$76,217,363	$118,658,765	$65,808,414	$135,399,152	$22,630,947	$91,573,687	$93,771,087	$63,615,350	$72,400,526	$48,624,121

Deferred contracts in the accumulation period:
Units owned by participants #	30,341,521	33,173,705	23,862,044	68,695,072	1,213,580	17,532,196	31,459,128	41,126,661	21,342,608	17,879,326
Minimum unit fair value #*	$1.550123	$2.510157	$1.864569	$1.134046	$16.161292	$2.836527	$2.590813	$0.491167	$1.243121	$2.429305
Maximum unit fair value #*	$26.472146	$28.397389	$21.313185	$19.432404	$28.692868	$27.207546	$30.687231	$11.611281	$22.682638	$33.547067
Contract liability	$75,210,521	$104,192,880	$59,048,162	$161,263,669	$21,617,022	$142,451,538	$96,137,312	$62,275,899	$69,219,284	$55,446,003

Contracts in payout (annuitization) period:
Units owned by participants #	567,653	518,967	429,629	1,407,236	9,882	377,657	415,709	944,410	271,912	212,165
Minimum unit fair value #*	$1.760112	$2.833954	$2.117073	$1.262765	$17.702789	$3.158588	$2.935311	$0.547891	$1.384380	$2.742740
Maximum unit fair value #*	$2.599469	$3.140864	$2.408863	$3.401145	$18.015528	$8.889534	$20.844588	$3.281124	$4.212666	$2.960039
Contract liability	$1,320,349	$1,562,144	$1,010,852	$3,699,312	$176,190	$3,079,173	$1,310,808	$1,543,240	$920,329	$616,536

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Catalyst Dividend Capture VA Fund	Catalyst Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	UIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	UIF Mid Cap Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	27,521	6,105	—	—	—
class IA	432,344,561	72,350,789	64,265,525	—	—	—	—	—	—	—
class IB	32,557,823	14,520,472	12,691,236	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	433,752	—	188,568
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	282,226	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	5,966,860	3,004,226	—	—	—	—	—
Total investments	464,902,384	86,871,261	76,956,761	5,966,860	3,004,226	27,521	6,105	433,752	282,226	188,568
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	219,766	25,659	75,991	1,171	236	3	—	—	—	—
Other assets	12	7	11	—	2	—	—	3	—	2
Total assets	465,122,162	86,896,927	77,032,763	5,968,031	3,004,464	27,524	6,105	433,755	282,226	188,570

Liabilities:
Due to Sponsor Company	219,783	25,691	75,991	1,171	236	3	—	—	10	6
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	2	—	1	—	—	—	—	4	—
Total liabilities	219,785	25,693	75,991	1,172	236	3	—	—	14	6

Net assets:
For contract liabilities	$464,902,377	$86,871,234	$76,956,772	$5,966,859	$3,004,228	$27,521	$6,105	$433,755	$282,212	$188,564

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	27,521	6,105	—	—	—
class IA	432,344,553	72,350,759	64,265,531	—	—	—	—	—	—	—
class IB	32,557,824	14,520,475	12,691,241	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	433,755	—	188,564
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	282,212	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	5,966,859	3,004,228	—	—	—	—	—
Total contract liabilities	$464,902,377	$86,871,234	$76,956,772	$5,966,859	$3,004,228	$27,521	$6,105	$433,755	$282,212	$188,564

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	1,697	457	—	—	—
class IA	6,400,364	7,024,349	4,208,613	—	—	—	—	—	—	—
class IB	482,124	1,412,497	831,667	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	20,402	—	22,055
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	15,963	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	481,198	222,535	—	—	—	—	—
Total shares	6,882,488	8,436,846	5,040,280	481,198	222,535	1,697	457	20,402	15,963	22,055

Cost	$238,934,490	$91,013,748	$58,489,204	$5,733,545	$3,938,513	$24,888	$5,531	$398,742	$251,745	$247,480

Deferred contracts in the accumulation period:
Units owned by participants #	75,889,959	69,434,198	34,098,963	2,520,242	1,431,717	5,565	3,626	26,079	15,775	13,104
Minimum unit fair value #*	$1.308720	$1.037336	$1.886486	$2.003464	$1.933752	$1.501232	$1.683737	$16.632382	$17.890107	$14.390065
Maximum unit fair value #*	$36.738502	$11.950244	$22.259303	$21.742913	$24.500954	$17.312595	$1.683737	$16.632382	$17.890107	$14.390065
Contract liability	$450,051,212	$84,729,151	$75,407,720	$5,885,118	$2,973,114	$27,521	$6,105	$433,755	$282,212	$188,564

Contracts in payout (annuitization) period:
Units owned by participants #	1,571,068	1,609,561	677,625	36,720	14,192	—	—	—	—	—
Minimum unit fair value #*	$1.457370	$1.171168	$2.137233	$2.194100	$2.137152	$—	$—	$—	$—	$—
Maximum unit fair value #*	$33.265943	$10.898708	$2.382100	$2.275568	$2.204971	$—	$—	$—	$—	$—
Contract liability	$14,851,165	$2,142,083	$1,549,052	$81,741	$31,114	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$2,135,139	$7,298,653	$4,263,386	$5,077,505	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	562,233	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	206,447	—	—	—	—
class II	—	—	—	—	—	—	—	8,767,789	165,281	95,559
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	550,804	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	2,135,139	7,298,653	4,263,386	5,077,505	550,804	206,447	562,233	8,767,789	165,281	95,559
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	195	1,554	1,049	771	—	—	—	1,525	2	8
Other assets	—	—	2	—	1	—	5	1	1	—
Total assets	2,135,334	7,300,207	4,264,437	5,078,276	550,805	206,447	562,238	8,769,315	165,284	95,567

Liabilities:
Due to Sponsor Company	195	1,554	1,049	771	—	7	—	1,525	8	8
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	—	—	—	1	15	—	1	—
Total liabilities	197	1,554	1,049	771	—	8	15	1,525	9	8

Net assets:
For contract liabilities	$2,135,137	$7,298,653	$4,263,388	$5,077,505	$550,805	$206,439	$562,223	$8,767,790	$165,275	$95,559

Contract Liabilities:
class 1	$2,135,137	$7,298,653	$4,263,388	$5,077,505	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	562,223	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	206,439	—	—	—	—
class II	—	—	—	—	—	—	—	8,767,790	165,275	95,559
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	550,805	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,135,137	$7,298,653	$4,263,388	$5,077,505	$550,805	$206,439	$562,223	$8,767,790	$165,275	$95,559

Shares:
class 1	150,045	329,957	563,940	242,132	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	45,822	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	13,108	—	—	—	—
class II	—	—	—	—	—	—	—	493,126	8,150	4,149
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	15,901	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	150,045	329,957	563,940	242,132	15,901	13,108	45,822	493,126	8,150	4,149

Cost	$2,293,873	$5,153,061	$5,034,146	$3,748,555	$559,102	$202,521	$597,248	$10,083,471	$162,576	$49,734

Deferred contracts in the accumulation period:
Units owned by participants #	1,232,717	518,901	374,176	374,998	38,060	12,784	40,526	5,146,391	9,821	45,377
Minimum unit fair value #*	$1.533078	$13.340948	$10.759574	$12.908423	$14.472034	$16.148696	$13.873671	$1.543383	$16.828482	$2.072717
Maximum unit fair value #*	$1.758765	$14.320460	$11.237681	$13.533186	$14.472034	$16.148696	$13.873671	$1.756682	$16.828482	$2.216224
Contract liability	$2,118,350	$7,259,865	$4,147,905	$4,994,781	$550,805	$206,439	$562,223	$8,679,360	$165,275	$95,559

Contracts in payout (annuitization) period:
Units owned by participants #	9,693	2,723	10,298	6,136	—	—	—	51,907	—	—
Minimum unit fair value #*	$1.724440	$14.199219	$11.174139	$13.456654	$—	$—	$—	$1.698309	$—	$—
Maximum unit fair value #*	$1.758765	$14.320460	$11.237681	$13.533186	$—	$—	$—	$1.737017	$—	$—
Contract liability	$16,787	$38,788	$115,483	$82,724	$—	$—	$—	$88,430	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Legg Mason ClearBridge Appreciation Fund	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,274,081
class 2	—	—	—	—	—	—	—	—	14,983	—
class A	—	—	—	—	261,452	321,975	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	594,573	401,745	43,257	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	472,480	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	877,297	—	—
class S2	—	—	—	—	—	—	181,880	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	594,573	401,745	43,257	472,480	261,452	321,975	181,880	877,297	14,983	4,274,081
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	46	38	4	—	14	20	—	67	2	19,293
Other assets	—	1	—	1	—	2	—	1	1	1
Total assets	594,619	401,784	43,261	472,481	261,466	321,997	181,880	877,365	14,986	4,293,375

Liabilities:
Due to Sponsor Company	46	38	4	—	14	20	6	67	2	19,293
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	1	3	—	—	—
Total liabilities	46	38	4	—	14	21	9	67	2	19,293

Net assets:
For contract liabilities	$594,573	$401,746	$43,257	$472,481	$261,452	$321,976	$181,871	$877,298	$14,984	$4,274,082

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,274,082
class 2	—	—	—	—	—	—	—	—	14,984	—
class A	—	—	—	—	261,452	321,976	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	594,573	401,746	43,257	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	472,481	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	877,298	—	—
class S2	—	—	—	—	—	—	181,871	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$594,573	$401,746	$43,257	$472,481	$261,452	$321,976	$181,871	$877,298	$14,984	$4,274,082

Shares:
class 1	—	—	—	—	—	—	—	—	—	969,179
class 2	—	—	—	—	—	—	—	—	782	—
class A	—	—	—	—	12,468	26,764	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	13,631	14,968	7,510	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	56,181	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	16,374	—	—
class S2	—	—	—	—	—	—	9,768	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	13,631	14,968	7,510	56,181	12,468	26,764	9,768	16,374	782	969,179

Cost	$329,583	$291,636	$39,820	$557,322	$112,005	$300,874	$154,582	$658,071	$10,345	$4,580,663

Deferred contracts in the accumulation period:
Units owned by participants #	478,893	154,524	41,011	27,582	9,561	19,515	10,415	57,115	7,616	2,830,482
Minimum unit fair value #*	$1.170798	$1.714041	$0.997680	$17.130030	$27.346154	$14.944415	$17.462616	$14.644170	$1.967436	$1.026199
Maximum unit fair value #*	$1.658896	$21.898093	$1.074306	$17.130030	$27.346154	$16.849822	$17.462616	$15.332492	$1.967436	$14.278233
Contract liability	$594,573	$401,746	$43,257	$472,481	$261,452	$321,976	$181,871	$869,532	$14,984	$4,218,263

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	—	507	—	29,038
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$—	$15.332492	$—	$1.920640
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$—	$15.332492	$—	$1.947089
Contract liability	$—	$—	$—	$—	$—	$—	$—	$7,766	$—	$55,819

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2016

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)(5)(6)	Sub-Account (7)(8)	Sub-Account (9)(10)

Assets:
Investments, at market value
class 1	$2,198,285	$2,920,438	$—	$19,281,129	$—	$10,499,956
class 2	1,800	—	—	—	5,178,020	—
class A	—	—	—	—	—	—
class ADM	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	141,390,607	—	—	—
class IB	—	—	8,740,707	—	—	—
class II	—	—	—	—	—	—
class INIT	—	—	—	—	—	—
class INV	—	—	—	—	—	—
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—
Total investments	2,200,085	2,920,438	150,131,314	19,281,129	5,178,020	10,499,956
Due from Sponsor Company	—	—	—	9,971	257	—
Receivable for fund shares sold	173	545	61,898	—	—	1,270
Other assets	—	—	10	1	—	2
Total assets	2,200,258	2,920,983	150,193,222	19,291,101	5,178,277	10,501,228

Liabilities:
Due to Sponsor Company	173	545	61,919	—	—	1,270
Payable for fund shares purchased	—	—	—	9,971	257	—
Other liabilities	1	—	1	—	1	—
Total liabilities	174	545	61,920	9,971	258	1,270

Net assets:
For contract liabilities	$2,200,084	$2,920,438	$150,131,302	$19,281,130	$5,178,019	$10,499,958

Contract Liabilities:
class 1	$2,198,284	$2,920,438	$—	$19,281,130	$—	$10,499,958
class 2	1,800	—	—	—	5,178,019	—
class A	—	—	—	—	—	—
class ADM	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	141,390,595	—	—	—
class IB	—	—	8,740,707	—	—	—
class II	—	—	—	—	—	—
class INIT	—	—	—	—	—	—
class INV	—	—	—	—	—	—
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—
Total contract liabilities	$2,200,084	$2,920,438	$150,131,302	$19,281,130	$5,178,019	$10,499,958

Shares:
class 1	258,318	118,717	—	1,474,092	—	478,358
class 2	216	—	—	—	413,580	—
class A	—	—	—	—	—	—
class ADM	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	3,400,448	—	—	—
class IB	—	—	212,721	—	—	—
class II	—	—	—	—	—	—
class INIT	—	—	—	—	—	—
class INV	—	—	—	—	—	—
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—
Total shares	258,534	118,717	3,613,169	1,474,092	413,580	478,358

Cost	$2,008,867	$2,522,585	$137,296,781	$18,258,674	$5,330,191	$9,964,921

Deferred contracts in the accumulation period:
Units owned by participants #	115,646	158,016	24,399,227	1,784,037	519,414	960,412
Minimum unit fair value #*	$2.407921	$16.917220	$1.395535	$10.505251	$9.767869	$10.572329
Maximum unit fair value #*	$19.249420	$18.181991	$24.426062	$10.608394	$9.863879	$10.676129
Contract liability	$2,173,287	$2,836,807	$144,375,051	$18,906,110	$5,112,081	$10,240,768

Contracts in payout (annuitization) period:
Units owned by participants #	1,395	4,624	734,820	35,365	6,689	24,284
Minimum unit fair value #*	$19.125668	$18.085184	$1.584604	$10.595962	$9.852317	$10.663624
Maximum unit fair value #*	$19.249420	$18.085184	$12.106858	$10.608394	$9.863879	$10.676129
Contract liability	$26,797	$83,631	$5,756,251	$375,020	$65,938	$259,190

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Formerly Huntington VA Dividend Capture Fund. Change effective Feb 12, 2016.
(3) Formerly Huntington VA Situs Fund. Change effective Feb 12, 2016.
(4) Merged with Columbia Variable Portfolio - Large Cap Growth Fund II. Change effective April 29, 2016.
(5) Merged with Columbia Variable Portfolio - Large Cap Growth Fund III . Change effective April 29, 2016.
(6) Funded as of April 29, 2016.
(7) Merged with Columbia Variable Portfolio - International Opportunities Fund. Change effective April 29, 2016.
(8) Funded as of April 29, 2016.
(9) Merged with Variable Portfolio - Loomis Sayles Growth Fund II. Change effective April 29, 2016.
(10) Funded as of April 29, 2016.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2016

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$2,201	$21,520	$62,181	$36,117	$11,106	$45,567	$2,702	$19,358	$—

Expenses:
Administrative charges	—	—	—	(597)	—	—	—	—	—	—
Mortality and expense risk charges	(47,165)	(2,479)	(39,692)	(25,569)	(527,140)	(19,223)	(24,622)	(4,093)	(13,248)	(59,630)
Total expenses	(47,165)	(2,479)	(39,692)	(26,166)	(527,140)	(19,223)	(24,622)	(4,093)	(13,248)	(59,630)
Net investment income (loss)	(47,165)	(278)	(18,172)	36,015	(491,023)	(8,117)	20,945	(1,391)	6,110	(59,630)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,233	(6,795)	66,865	(139,142)	—	15,011	(40,935)	2,535	21,064	5,807
Net realized gain distributions	391,021	—	192,889	—	—	82,472	21,043	27,296	29,440	705,673
Change in unrealized appreciation (depreciation) during the period	(277,249)	2,326	(3,013)	214,472	—	31,715	60,485	230	10,732	(303,665)
Net gain (loss) on investments	126,005	(4,469)	256,741	75,330	—	129,198	40,593	30,061	61,236	407,815
Net increase (decrease) in net assets resulting from operations	$78,840	$(4,747)	$238,569	$111,345	$(491,023)	$121,081	$61,538	$28,670	$67,346	$348,185

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$16,593	$2,223	$75,158	$15,710	$5,416	$2,034	$2,451	$8,794	$146

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(30,483)	(14,248)	(75,073)	(118,597)	(13,969)	(5,979)	(1,916)	(4,330)	(8,243)	(143)
Total expenses	(30,483)	(14,248)	(75,073)	(118,597)	(13,969)	(5,979)	(1,916)	(4,330)	(8,243)	(143)
Net investment income (loss)	(30,483)	2,345	(72,850)	(43,439)	1,741	(563)	118	(1,879)	551	3

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(9,867)	(6,944)	480,717	658,772	9,392	8,460	1,743	40,157	686	1
Net realized gain distributions	106,114	53,859	639,018	810,386	1,862	14,409	5,833	12,601	20,265	113
Change in unrealized appreciation (depreciation) during the period	(91,972)	(29,461)	(1,099,584)	(822,202)	(91,427)	387	2,591	(33,791)	11,016	217
Net gain (loss) on investments	4,275	17,454	20,151	646,956	(80,173)	23,256	10,167	18,967	31,967	331
Net increase (decrease) in net assets resulting from operations	$(26,208)	$19,799	$(52,699)	$603,517	$(78,432)	$22,693	$10,285	$17,088	$32,518	$334

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$114	$212	$262	$45,155	$20,753,022	$7,326,257	$12,437,859	$10,768,606	$1,235,533	$471,974

Expenses:
Administrative charges	—	—	—	—	(9,759)	(13,804)	(22,323)	(19,128)	—	—
Mortality and expense risk charges	(121)	(279)	(395)	(11,870)	(10,349,811)	(4,327,673)	(15,701,445)	(7,837,204)	(519,267)	(1,153,024)
Total expenses	(121)	(279)	(395)	(11,870)	(10,359,570)	(4,341,477)	(15,723,768)	(7,856,332)	(519,267)	(1,153,024)
Net investment income (loss)	(7)	(67)	(133)	33,285	10,393,452	2,984,780	(3,285,909)	2,912,274	716,266	(681,050)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	4	196	(93)	(72,825)	40,389,802	270,344	15,287,652	11,938,832	1,676,438	3,763,813
Net realized gain distributions	127	910	1,394	—	—	1,131,927	110,308,463	61,387,791	6,974,853	8,115,969
Change in unrealized appreciation (depreciation) during the period	9	(236)	209	127,010	(16,352,828)	4,597,385	(79,880,497)	(9,202,637)	(13,461,595)	(11,123,116)
Net gain (loss) on investments	140	870	1,510	54,185	24,036,974	5,999,656	45,715,618	64,123,986	(4,810,304)	756,666
Net increase (decrease) in net assets resulting from operations	$133	$803	$1,377	$87,470	$34,430,426	$8,984,436	$42,429,709	$67,036,260	$(4,094,038)	$75,616

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$642,647	$422,553	$3,624,336	$2,726,959	$211,248	$250,017	$434,969	$267,202	$—	$61,972

Expenses:
Administrative charges	—	—	—	(5,110)	—	—	—	(2,573)	(1,399)	—
Mortality and expense risk charges	(1,210,744)	(1,733,604)	(914,300)	(2,450,503)	(238,400)	(1,809,542)	(1,389,117)	(938,911)	(965,004)	(843,983)
Total expenses	(1,210,744)	(1,733,604)	(914,300)	(2,455,613)	(238,400)	(1,809,542)	(1,389,117)	(941,484)	(966,403)	(843,983)
Net investment income (loss)	(568,097)	(1,311,051)	2,710,036	271,346	(27,152)	(1,559,525)	(954,148)	(674,282)	(966,403)	(782,011)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	904,982	(1,596,362)	(2,011,663)	5,403,988	(830,819)	7,718,732	447,961	26,587	(815,794)	836,067
Net realized gain distributions	9,901,464	15,962,580	—	—	983,250	14,682,866	12,403,934	—	7,047,378	2,403,206
Change in unrealized appreciation (depreciation) during the period	(7,155,365)	(16,091,621)	6,274,262	(6,572,610)	2,030,112	(6,605,386)	(2,329,613)	327,319	(5,405,533)	2,910,417
Net gain (loss) on investments	3,651,081	(1,725,403)	4,262,599	(1,168,622)	2,182,543	15,796,212	10,522,282	353,906	826,051	6,149,690
Net increase (decrease) in net assets resulting from operations	$3,082,984	$(3,036,454)	$6,972,635	$(897,276)	$2,155,391	$14,236,687	$9,568,134	$(320,376)	$(140,352)	$5,367,679

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Catalyst Dividend Capture VA Fund	Catalyst Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	UIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	UIF Mid Cap Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,515,927	$1,735,713	$1,264,956	$283,597	$18,307	$545	$41	$4,063	$4,297	$—

Expenses:
Administrative charges	(6,183)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(6,181,238)	(1,404,568)	(1,115,269)	(98,154)	(48,137)	(556)	(911)	(5,541)	(3,265)	(3,163)
Total expenses	(6,187,421)	(1,404,568)	(1,115,269)	(98,154)	(48,137)	(556)	(911)	(5,541)	(3,265)	(3,163)
Net investment income (loss)	2,328,506	331,145	149,687	185,443	(29,830)	(11)	(870)	(1,478)	1,032	(3,163)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	30,911,974	(699,587)	4,049,958	56,879	(185,754)	243	11,932	18,641	857	(33,552)
Net realized gain distributions	—	—	9,481,923	—	848,422	46	574	—	8,305	13,245
Change in unrealized appreciation (depreciation) during the period	(5,481,655)	621,263	(5,166,293)	76,946	(393,817)	80	(7,776)	715	23,538	(6,714)
Net gain (loss) on investments	25,430,319	(78,324)	8,365,588	133,825	268,851	369	4,730	19,356	32,700	(27,021)
Net increase (decrease) in net assets resulting from operations	$27,758,825	$252,821	$8,515,275	$319,268	$239,021	$358	$3,860	$17,878	$33,732	$(30,184)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Columbia Variable Portfolio - International Opportunities Fund	Columbia Variable Portfolio - Large Cap Growth Fund III	Columbia Variable Portfolio - Asset Allocation Fund	Variable Portfolio - Loomis Sayles Growth Fund II	Columbia Variable Portfolio - Large Cap Growth Fund II	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund
	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$43,565	$—	$48,851	$28,914	$—	$—	$469,990	$—	$4,177	$2,837

Expenses:
Administrative charges	(929)	(1,384)	—	(904)	(301)	—	(912)	(1,192)	—	—
Mortality and expense risk charges	(27,401)	(79,156)	(31,982)	(50,060)	(12,284)	(109,088)	(69,799)	(90,224)	(6,968)	(2,532)
Total expenses	(28,330)	(80,540)	(31,982)	(50,964)	(12,585)	(109,088)	(70,711)	(91,416)	(6,968)	(2,532)
Net investment income (loss)	15,235	(80,540)	16,869	(22,050)	(12,585)	(109,088)	399,279	(91,416)	(2,791)	305

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,369,442	(5,946,509)	(35,344)	(393,832)	(166,241)	307,955	(161,620)	204,487	(1,946)	(31,614)
Net realized gain distributions	—	6,950,222	24,633	4,423,273	569,450	—	196,091	—	37,037	24,221
Change in unrealized appreciation (depreciation) during the period	(1,695,412)	(1,761,756)	62,245	(4,063,430)	(590,162)	560,295	(75,455)	(107,896)	(48,433)	49,604
Net gain (loss) on investments	(325,970)	(758,043)	51,534	(33,989)	(186,953)	868,250	(40,984)	96,591	(13,342)	42,211
Net increase (decrease) in net assets resulting from operations	$(310,735)	$(838,583)	$68,403	$(56,039)	$(199,538)	$759,162	$358,295	$5,175	$(16,133)	$42,516

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Legg Mason ClearBridge Appreciation Fund	Victory Variable Insurance Diversified Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$13,703	$93,309	$832	$—	$—	$—	$—	$7,687	$2,630	$3,229

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(8,140)	(135,824)	(2,159)	(1,489)	(8,287)	(6,382)	(694)	(5,983)	(2,479)	(4,131)
Total expenses	(8,140)	(135,824)	(2,159)	(1,489)	(8,287)	(6,382)	(694)	(5,983)	(2,479)	(4,131)
Net investment income (loss)	5,563	(42,515)	(1,327)	(1,489)	(8,287)	(6,382)	(694)	1,704	151	(902)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(14,543)	(277,293)	(4,892)	711	8,669	4,586	13	(21,618)	1,448	4,244
Net realized gain distributions	—	1,580,640	11,119	—	—	—	—	75,994	5,771	26,657
Change in unrealized appreciation (depreciation) during the period	38,645	(587,296)	17,160	399	(17,138)	35,018	(1,915)	30,992	11,961	(26,084)
Net gain (loss) on investments	24,102	716,051	23,387	1,110	(8,469)	39,604	(1,902)	85,368	19,180	4,817
Net increase (decrease) in net assets resulting from operations	$29,665	$673,536	$22,060	$(379)	$(16,756)	$33,222	$(2,596)	$87,072	$19,331	$3,915

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account

Investment income:
Dividends	$2,305	$—	$128	$55	$43	$123,048	$—	$15,951	$66,127	$3,149,402

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(2,068)	(17,171)	(275)	(72)	(13)	(60,672)	(31,661)	(16,285)	(42,535)	(1,901,160)
Total expenses	(2,068)	(17,171)	(275)	(72)	(13)	(60,672)	(31,661)	(16,285)	(42,535)	(1,901,160)
Net investment income (loss)	237	(17,171)	(147)	(17)	30	62,376	(31,661)	(334)	23,592	1,248,242

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,649	17,953	82	528	(683)	(231,424)	33,297	712,760	164,846	1,579,193
Net realized gain distributions	13,856	81,298	407	—	962	299,345	207,508	—	287,166	10,466,946
Change in unrealized appreciation (depreciation) during the period	9,501	(106,394)	459	(263)	(301)	(147,177)	(91,390)	(534,381)	(193,685)	959,644
Net gain (loss) on investments	25,006	(7,143)	948	265	(22)	(79,256)	149,415	178,379	258,327	13,005,783
Net increase (decrease) in net assets resulting from operations	$25,243	$(24,314)	$801	$248	$8	$(16,880)	$117,754	$178,045	$281,919	$14,254,025

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2016

	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund
	Sub-Account (11)(12)(13)	Sub-Account (14)(15)	Sub-Account (16)(17)

Investment income:
Dividends	$—	$57,961	$—

Expenses:
Administrative charges	—	—	—
Mortality and expense risk charges	(183,896)	(54,053)	(104,711)
Total expenses	(183,896)	(54,053)	(104,711)
Net investment income (loss)	(183,896)	3,908	(104,711)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	96,550	(14,701)	89,840
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	1,022,455	(152,171)	535,035
Net gain (loss) on investments	1,119,005	(166,872)	624,875
Net increase (decrease) in net assets resulting from operations	$935,109	$(162,964)	$520,164

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Formerly Huntington VA Dividend Capture Fund. Change effective Feb 12, 2016.
(3) Formerly Huntington VA Situs Fund. Change effective Feb 12, 2016.
(4) Merged with Columbia Variable Portfolio - Select International Equity Fund. Change effective April 29, 2016.
(5) Merged with Columbia Variable Portfolio - Large Cap Growth Fund. Change effective April 29, 2016.
(6) Merged with Variable Portfolio - Loomis Sayles Growth Fund. Change effective April 29, 2016.
(7) Merged with Columbia Variable Portfolio - Large Cap Growth Fund. Change effective April 29, 2016.
(8) Liquidated as of April 29, 2016.
(9) Liquidated as of April 29, 2016.
(10) Liquidated as of April 29, 2016.
(11) Merged with Columbia Variable Portfolio - Large Cap Growth Fund II. Change effective April 29, 2016.
(12) Merged with Columbia Variable Portfolio - Large Cap Growth Fund III . Change effective April 29, 2016.
(13) Funded as of April 29, 2016.
(14) Merged with Columbia Variable Portfolio - International Opportunities Fund. Change effective April 29, 2016.
(15) Funded as of April 29, 2016.
(16) Merged with Variable Portfolio - Loomis Sayles Growth Fund II. Change effective April 29, 2016.
(17) Funded as of April 29, 2016.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2016

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(47,165)	$(278)	$(18,172)	$36,015	$(491,023)	$(8,117)	$20,945	$(1,391)	$6,110	$(59,630)
Net realized gain (loss) on security transactions	12,233	(6,795)	66,865	(139,142)	—	15,011	(40,935)	2,535	21,064	5,807
Net realized gain distributions	391,021	—	192,889	—	—	82,472	21,043	27,296	29,440	705,673
Change in unrealized appreciation (depreciation) during the period	(277,249)	2,326	(3,013)	214,472	—	31,715	60,485	230	10,732	(303,665)
Net increase (decrease) in net assets resulting from operations	78,840	(4,747)	238,569	111,345	(491,023)	121,081	61,538	28,670	67,346	348,185

Unit transactions:
Purchases	38,826	3,313	3,870	60	253,388	128	60	6,882	2,547	5,905
Net transfers	(72,775)	(3,047)	(13,803)	(164,130)	28,336,083	(12,608)	160,685	13,543	3,318	(686,806)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(261,855)	(8,027)	(193,444)	(192,862)	(17,151,358)	(188,445)	(901,003)	(16,395)	(121,239)	(280,579)
Other transactions	—	1	(2)	(54)	126	(36)	—	1	99	5
Death benefits	—	—	(45,348)	(17,218)	(1,158,375)	(48,457)	13,655	—	—	(16,805)
Net loan activity	(1)	—	—	—	—	—	—	—	(1)	—
Net annuity transactions	(826)	—	4,508	31,937	(7,594)	(6,941)	(30,799)	—	(8,615)	(6,032)
Net increase (decrease) in net assets resulting from unit transactions	(296,631)	(7,760)	(244,219)	(342,267)	10,272,270	(256,359)	(757,402)	4,031	(123,891)	(984,312)
Net increase (decrease) in net assets	(217,791)	(12,507)	(5,650)	(230,922)	9,781,247	(135,278)	(695,864)	32,701	(56,545)	(636,127)

Net assets:
Beginning of period	4,131,832	212,901	2,898,997	1,745,783	27,013,994	1,519,524	2,365,269	317,238	1,119,292	4,197,453
End of period	$3,914,041	$200,394	$2,893,347	$1,514,861	$36,795,241	$1,384,246	$1,669,405	$349,939	$1,062,747	$3,561,326

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(30,483)	$2,345	$(72,850)	$(43,439)	$1,741	$(563)	$118	$(1,879)	$551	$3
Net realized gain (loss) on security transactions	(9,867)	(6,944)	480,717	658,772	9,392	8,460	1,743	40,157	686	1
Net realized gain distributions	106,114	53,859	639,018	810,386	1,862	14,409	5,833	12,601	20,265	113
Change in unrealized appreciation (depreciation) during the period	(91,972)	(29,461)	(1,099,584)	(822,202)	(91,427)	387	2,591	(33,791)	11,016	217
Net increase (decrease) in net assets resulting from operations	(26,208)	19,799	(52,699)	603,517	(78,432)	22,693	10,285	17,088	32,518	334

Unit transactions:
Purchases	300	4,248	43,264	64,505	13,389	—	20,885	1,600	33,977	1,100
Net transfers	(34,429)	(44,540)	(635,374)	(490,687)	6,981	(52,533)	18,640	(288,255)	82,379	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(112,192)	(166,305)	(655,013)	(1,131,650)	(156,808)	(125)	(51,991)	(6,316)	(67,343)	(19)
Other transactions	1	—	5	7	—	—	—	—	—	—
Death benefits	(39,149)	—	—	—	—	—	—	—	—	—
Net loan activity	—	—	(2)	(38)	(3)	—	—	—	—	—
Net annuity transactions	(3,808)	—	(1,243)	(51)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(189,277)	(206,597)	(1,248,363)	(1,557,914)	(136,441)	(52,658)	(12,466)	(292,971)	49,013	1,081
Net increase (decrease) in net assets	(215,485)	(186,798)	(1,301,062)	(954,397)	(214,873)	(29,965)	(2,181)	(275,883)	81,531	1,415

Net assets:
Beginning of period	2,151,278	1,307,096	6,997,537	10,500,413	1,267,397	456,037	121,312	469,796	609,665	10,386
End of period	$1,935,793	$1,120,298	$5,696,475	$9,546,016	$1,052,524	$426,072	$119,131	$193,913	$691,196	$11,801

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7)	$(67)	$(133)	$33,285	$10,393,452	$2,984,780	$(3,285,909)	$2,912,274	$716,266	$(681,050)
Net realized gain (loss) on security transactions	4	196	(93)	(72,825)	40,389,802	270,344	15,287,652	11,938,832	1,676,438	3,763,813
Net realized gain distributions	127	910	1,394	—	—	1,131,927	110,308,463	61,387,791	6,974,853	8,115,969
Change in unrealized appreciation (depreciation) during the period	9	(236)	209	127,010	(16,352,828)	4,597,385	(79,880,497)	(9,202,637)	(13,461,595)	(11,123,116)
Net increase (decrease) in net assets resulting from operations	133	803	1,377	87,470	34,430,426	8,984,436	42,429,709	67,036,260	(4,094,038)	75,616

Unit transactions:
Purchases	—	569	3,429	1,135	3,217,839	895,677	4,530,078	2,478,194	142,534	394,564
Net transfers	—	(1,745)	(1,775)	(453,231)	(6,432,254)	1,200,727	(41,808,143)	(7,858,434)	(848,783)	(3,901,196)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5)	(16)	(26)	(92,585)	(78,696,673)	(34,144,550)	(109,740,898)	(58,411,709)	(3,006,742)	(9,215,161)
Other transactions	—	—	—	—	16,047	5,594	(4,895)	(3,169)	563	(13,131)
Death benefits	—	—	—	—	(21,896,656)	(6,374,876)	(18,738,389)	(10,992,657)	(699,867)	(1,924,914)
Net loan activity	—	—	—	—	(6)	(5)	(41)	(11)	—	—
Net annuity transactions	—	—	—	—	(3,736,463)	(1,002,963)	(1,565,683)	(1,141,986)	(121,451)	(64,626)
Net increase (decrease) in net assets resulting from unit transactions	(5)	(1,192)	1,628	(544,681)	(107,528,166)	(39,420,396)	(167,327,971)	(75,929,772)	(4,533,746)	(14,724,464)
Net increase (decrease) in net assets	128	(389)	3,005	(457,211)	(73,097,740)	(30,435,960)	(124,898,262)	(8,893,512)	(8,627,784)	(14,648,848)

Net assets:
Beginning of period	9,563	22,240	30,148	1,397,552	817,302,339	308,268,283	1,273,264,469	570,124,408	42,347,973	86,345,470
End of period	$9,691	$21,851	$33,153	$940,341	$744,204,599	$277,832,323	$1,148,366,207	$561,230,896	$33,720,189	$71,696,622

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(568,097)	$(1,311,051)	$2,710,036	$271,346	$(27,152)	$(1,559,525)	$(954,148)	$(674,282)	$(966,403)	$(782,011)
Net realized gain (loss) on security transactions	904,982	(1,596,362)	(2,011,663)	5,403,988	(830,819)	7,718,732	447,961	26,587	(815,794)	836,067
Net realized gain distributions	9,901,464	15,962,580	—	—	983,250	14,682,866	12,403,934	—	7,047,378	2,403,206
Change in unrealized appreciation (depreciation) during the period	(7,155,365)	(16,091,621)	6,274,262	(6,572,610)	2,030,112	(6,605,386)	(2,329,613)	327,319	(5,405,533)	2,910,417
Net increase (decrease) in net assets resulting from operations	3,082,984	(3,036,454)	6,972,635	(897,276)	2,155,391	14,236,687	9,568,134	(320,376)	(140,352)	5,367,679

Unit transactions:
Purchases	201,819	516,287	80,880	679,871	34,236	779,679	276,281	298,817	387,658	117,245
Net transfers	(308,919)	(5,903,116)	1,382,282	(3,647,927)	5,229,018	(4,086,121)	(528,228)	606,742	(2,294,231)	(786,018)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,404,554)	(12,770,138)	(7,110,479)	(18,215,247)	(1,674,699)	(12,044,117)	(9,158,035)	(8,019,609)	(7,207,309)	(5,372,989)
Other transactions	1,641	(12,617)	607	2,143	(633)	81	(10,235)	(30,333)	1,224	1,227
Death benefits	(1,564,284)	(1,816,525)	(1,268,295)	(2,847,397)	(343,145)	(2,650,610)	(1,447,136)	(2,063,363)	(832,173)	(832,820)
Net loan activity	—	—	—	(5)	—	—	—	(2)	—	—
Net annuity transactions	(295,203)	(80,250)	(314,609)	(443,285)	(93,341)	(299,476)	(59,395)	(395,926)	83,824	(95,202)
Net increase (decrease) in net assets resulting from unit transactions	(10,369,500)	(20,066,359)	(7,229,614)	(24,471,847)	3,151,436	(18,300,564)	(10,926,748)	(9,603,674)	(9,861,007)	(6,968,557)
Net increase (decrease) in net assets	(7,286,516)	(23,102,813)	(256,979)	(25,369,123)	5,306,827	(4,063,877)	(1,358,614)	(9,924,050)	(10,001,359)	(1,600,878)

Net assets:
Beginning of period	83,817,386	128,857,837	60,315,993	190,332,104	16,486,385	149,594,588	98,806,734	73,743,189	80,140,972	57,663,417
End of period	$76,530,870	$105,755,024	$60,059,014	$164,962,981	$21,793,212	$145,530,711	$97,448,120	$63,819,139	$70,139,613	$56,062,539

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Catalyst Dividend Capture VA Fund	Catalyst Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	UIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	UIF Mid Cap Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,328,506	$331,145	$149,687	$185,443	$(29,830)	$(11)	$(870)	$(1,478)	$1,032	$(3,163)
Net realized gain (loss) on security transactions	30,911,974	(699,587)	4,049,958	56,879	(185,754)	243	11,932	18,641	857	(33,552)
Net realized gain distributions	—	—	9,481,923	—	848,422	46	574	—	8,305	13,245
Change in unrealized appreciation (depreciation) during the period	(5,481,655)	621,263	(5,166,293)	76,946	(393,817)	80	(7,776)	715	23,538	(6,714)
Net increase (decrease) in net assets resulting from operations	27,758,825	252,821	8,515,275	319,268	239,021	358	3,860	17,878	33,732	(30,184)

Unit transactions:
Purchases	2,100,855	452,931	179,382	10,295	11,001	—	—	10,371	104	1,293
Net transfers	(6,059,390)	1,840,504	(673,456)	(485,233)	(120,325)	—	6	94,137	(1)	(107,489)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(42,218,647)	(13,004,611)	(8,759,290)	(883,879)	(435,967)	(3,178)	(51,309)	(157,031)	(14,201)	(12,970)
Other transactions	26,465	6,781	3,972	(6)	3	—	—	—	(1)	—
Death benefits	(10,026,725)	(3,032,700)	(1,140,222)	(38,404)	(76,038)	—	—	—	—	—
Net loan activity	(2)	—	—	—	—	—	—	—	—	—
Net annuity transactions	(1,666,087)	(197,386)	(144,526)	(1,290)	17,509	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(57,843,531)	(13,934,481)	(10,534,140)	(1,398,517)	(603,817)	(3,178)	(51,303)	(52,523)	(14,099)	(119,166)
Net increase (decrease) in net assets	(30,084,706)	(13,681,660)	(2,018,865)	(1,079,249)	(364,796)	(2,820)	(47,443)	(34,645)	19,633	(149,350)

Net assets:
Beginning of period	494,987,083	100,552,894	78,975,637	7,046,108	3,369,024	30,341	53,548	468,400	262,579	337,914
End of period	$464,902,377	$86,871,234	$76,956,772	$5,966,859	$3,004,228	$27,521	$6,105	$433,755	$282,212	$188,564

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Columbia Variable Portfolio - International Opportunities Fund	Columbia Variable Portfolio - Large Cap Growth Fund III	Columbia Variable Portfolio - Asset Allocation Fund	Variable Portfolio - Loomis Sayles Growth Fund II	Columbia Variable Portfolio - Large Cap Growth Fund II	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund
	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account (6)	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$15,235	$(80,540)	$16,869	$(22,050)	$(12,585)	$(109,088)	$399,279	$(91,416)	$(2,791)	$305
Net realized gain (loss) on security transactions	1,369,442	(5,946,509)	(35,344)	(393,832)	(166,241)	307,955	(161,620)	204,487	(1,946)	(31,614)
Net realized gain distributions	—	6,950,222	24,633	4,423,273	569,450	—	196,091	—	37,037	24,221
Change in unrealized appreciation (depreciation) during the period	(1,695,412)	(1,761,756)	62,245	(4,063,430)	(590,162)	560,295	(75,455)	(107,896)	(48,433)	49,604
Net increase (decrease) in net assets resulting from operations	(310,735)	(838,583)	68,403	(56,039)	(199,538)	759,162	358,295	5,175	(16,133)	42,516

Unit transactions:
Purchases	2,306	3,125	4,752	370	893	11,791	5,937	1,870	3,810	1,772
Net transfers	94,307	275,512	6,365	177,546	16,540	675,276	(217,889)	(784,761)	(24,477)	(54,816)
Net interfund transfers due to corporate actions	(5,622,204)	(17,865,592)	—	(11,127,190)	(2,549,804)	—	—	—	—	—
Surrenders for benefit payments and fees	(197,018)	(463,489)	(219,180)	(363,544)	(124,149)	(572,980)	(374,627)	(444,819)	(101,417)	(50,151)
Other transactions	1	(7)	(144)	(125)	—	55	1	(53)	—	(1)
Death benefits	(23,150)	(60,912)	(14,000)	(24,240)	(21,781)	(56,808)	(23,124)	(40,679)	—	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(47,384)	(299,226)	8,426	(252,140)	(11,711)	5,950	1,330	(5,284)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,793,142)	(18,410,589)	(213,781)	(11,589,323)	(2,690,012)	63,284	(608,372)	(1,273,726)	(122,084)	(103,196)
Net increase (decrease) in net assets	(6,103,877)	(19,249,172)	(145,378)	(11,645,362)	(2,889,550)	822,446	(250,077)	(1,268,551)	(138,217)	(60,680)

Net assets:
Beginning of period	6,103,877	19,249,172	2,280,515	11,645,362	2,889,550	6,476,207	4,513,465	6,346,056	689,022	267,119
End of period	$—	$—	$2,135,137	$—	$—	$7,298,653	$4,263,388	$5,077,505	$550,805	$206,439

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Legg Mason ClearBridge Appreciation Fund	Victory Variable Insurance Diversified Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$5,563	$(42,515)	$(1,327)	$(1,489)	$(8,287)	$(6,382)	$(694)	$1,704	$151	$(902)
Net realized gain (loss) on security transactions	(14,543)	(277,293)	(4,892)	711	8,669	4,586	13	(21,618)	1,448	4,244
Net realized gain distributions	—	1,580,640	11,119	—	—	—	—	75,994	5,771	26,657
Change in unrealized appreciation (depreciation) during the period	38,645	(587,296)	17,160	399	(17,138)	35,018	(1,915)	30,992	11,961	(26,084)
Net increase (decrease) in net assets resulting from operations	29,665	673,536	22,060	(379)	(16,756)	33,222	(2,596)	87,072	19,331	3,915

Unit transactions:
Purchases	8,932	81,134	3,057	—	—	—	—	6,961	—	285
Net transfers	(61,049)	(167,490)	(43,219)	—	195	—	—	(57,279)	—	(524)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(191,523)	(979,074)	(8,264)	(36)	(13,168)	(21,679)	(190)	(102,799)	(25)	(26,501)
Other transactions	23	(10)	—	—	(2)	(2)	—	—	—	—
Death benefits	—	(379,132)	—	—	—	—	—	—	—	(31,370)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	(57,842)	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(243,617)	(1,502,414)	(48,426)	(36)	(12,975)	(21,681)	(190)	(153,117)	(25)	(58,110)
Net increase (decrease) in net assets	(213,952)	(828,878)	(26,366)	(415)	(29,731)	11,541	(2,786)	(66,045)	19,306	(54,195)

Net assets:
Beginning of period	776,175	9,596,668	191,641	95,974	624,304	390,205	46,043	538,526	242,146	376,171
End of period	$562,223	$8,767,790	$165,275	$95,559	$594,573	$401,746	$43,257	$472,481	$261,452	$321,976

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$237	$(17,171)	$(147)	$(17)	$30	$62,376	$(31,661)	$(334)	$23,592	$1,248,242
Net realized gain (loss) on security transactions	1,649	17,953	82	528	(683)	(231,424)	33,297	712,760	164,846	1,579,193
Net realized gain distributions	13,856	81,298	407	—	962	299,345	207,508	—	287,166	10,466,946
Change in unrealized appreciation (depreciation) during the period	9,501	(106,394)	459	(263)	(301)	(147,177)	(91,390)	(534,381)	(193,685)	959,644
Net increase (decrease) in net assets resulting from operations	25,243	(24,314)	801	248	8	(16,880)	117,754	178,045	281,919	14,254,025

Unit transactions:
Purchases	1,225	1,370	—	—	—	9,010	170	6,481	728	538,927
Net transfers	(389)	(412,948)	—	(11,950)	(2,346)	(300,239)	(62,184)	(3,206,674)	(856,950)	(3,541)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,313)	(251,546)	—	—	—	(515,475)	(409,331)	(161,823)	(440,278)	(13,500,664)
Other transactions	(1)	4	—	—	—	(21)	(3)	11	—	3,980
Death benefits	—	(48,533)	—	—	—	(192,229)	(1,464)	(67,800)	(47,083)	(2,939,764)
Net loan activity	—	—	—	—	—	—	—	—	—	(2)
Net annuity transactions	—	3,111	—	—	—	(21,216)	(3,978)	(18,699)	(14,860)	(362,923)
Net increase (decrease) in net assets resulting from unit transactions	(5,478)	(708,542)	—	(11,950)	(2,346)	(1,020,170)	(476,790)	(3,448,504)	(1,358,443)	(16,263,987)
Net increase (decrease) in net assets	19,765	(732,856)	801	(11,702)	(2,338)	(1,037,050)	(359,036)	(3,270,459)	(1,076,524)	(2,009,962)

Net assets:
Beginning of period	162,106	1,610,154	14,183	11,702	2,338	5,311,132	2,559,120	3,270,459	3,996,962	152,141,264
End of period	$181,871	$877,298	$14,984	$—	$—	$4,274,082	$2,200,084	$—	$2,920,438	$150,131,302

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2016

	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund
	Sub-Account (11)(12)(13)	Sub-Account (14)(15)	Sub-Account (16)(17)

Operations:
Net investment income (loss)	$(183,896)	$3,908	$(104,711)
Net realized gain (loss) on security transactions	96,550	(14,701)	89,840
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	1,022,455	(152,171)	535,035
Net increase (decrease) in net assets resulting from operations	935,109	(162,964)	520,164

Unit transactions:
Purchases	4,894	2,916	3,903
Net transfers	(966,995)	10,153	(349,949)
Net interfund transfers due to corporate actions	20,415,396	5,622,204	11,127,190
Surrenders for benefit payments and fees	(1,190,634)	(340,745)	(823,538)
Other transactions	(6)	(5)	(132)
Death benefits	(273,964)	(21,343)	(224,505)
Net loan activity	—	—	—
Net annuity transactions	357,330	67,803	246,825
Net increase (decrease) in net assets resulting from unit transactions	18,346,021	5,340,983	9,979,794
Net increase (decrease) in net assets	19,281,130	5,178,019	10,499,958

Net assets:
Beginning of period	—	—	—
End of period	$19,281,130	$5,178,019	$10,499,958

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Money Market Fund. Change effective April 29, 2016.
(2) Formerly Huntington VA Dividend Capture Fund. Change effective Feb 12, 2016.
(3) Formerly Huntington VA Situs Fund. Change effective Feb 12, 2016.
(4) Merged with Columbia Variable Portfolio - Select International Equity Fund. Change effective April 29, 2016.
(5) Merged with Columbia Variable Portfolio - Large Cap Growth Fund. Change effective April 29, 2016.
(6) Merged with Variable Portfolio - Loomis Sayles Growth Fund. Change effective April 29, 2016.
(7) Merged with Columbia Variable Portfolio - Large Cap Growth Fund. Change effective April 29, 2016.
(8) Liquidated as of April 29, 2016.
(9) Liquidated as of April 29, 2016.
(10) Liquidated as of April 29, 2016.
(11) Merged with Columbia Variable Portfolio - Large Cap Growth Fund II. Change effective April 29, 2016.
(12) Merged with Columbia Variable Portfolio - Large Cap Growth Fund III . Change effective April 29, 2016.
(13) Funded as of April 29, 2016.
(14) Merged with Columbia Variable Portfolio - International Opportunities Fund. Change effective April 29, 2016.
(15) Funded as of April 29, 2016.
(16) Merged with Variable Portfolio - Loomis Sayles Growth Fund II. Change effective April 29, 2016.
(17) Funded as of April 29, 2016.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2015

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Sterling Capital Equity Income VIF	Sterling Capital Special Opportunities VIF
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account (3)	Sub-Account	Sub-Account (4)	Sub-Account (5)

Operations:
Net investment income (loss)	$(52,775)	$2,074	$(8,234)	$73,025	$(456,812)	$(3,058)	$50,419	$(1,789)	$(33,809)	$62,336
Net realized gain (loss) on security transactions	81,288	(11,647)	138,217	(77,736)	—	10,367	(8,722)	3,420	(434,745)	1,048,134
Net realized gain distributions	286,097	—	319,861	—	—	—	75,417	58,262	—	889,858
Change in unrealized appreciation (depreciation) during the period	(286,834)	14,121	(668,872)	(78,792)	—	(8,639)	(150,487)	(43,966)	717,397	(1,803,544)
Net increase (decrease) in net assets resulting from operations	27,776	4,548	(219,028)	(83,503)	(456,812)	(1,330)	(33,373)	15,927	248,843	196,784

Unit transactions:
Purchases	34,365	1,401	3,870	935	256,045	25,152	2,882	1,220	42,103	40,929
Net transfers	71,926	(16,301)	15,877	39,400	28,179,475	(49,913)	(5,791)	36,171	(10,955,087)	(5,943,007)
Surrenders for benefit payments and fees	(218,781)	(14,432)	(265,045)	(139,585)	(18,780,778)	(238,085)	(369,627)	(13,872)	(543,363)	(1,917,779)
Other transactions	—	(1)	(1)	—	22	(2)	(2)	(1)	(1)	(1)
Death benefits	—	—	(43,841)	(1,539)	(1,240,925)	(54,420)	(49,333)	—	(79,409)	(64,625)
Net loan	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(823)	—	(16,524)	(1,962)	78,379	13,307	(32,300)	—	(95,460)	(22,083)
Net increase (decrease) in net assets resulting from unit transactions	(113,313)	(29,333)	(305,664)	(102,751)	8,492,218	(303,961)	(454,171)	23,518	(11,631,217)	(7,906,566)
Net increase (decrease) in net assets	(85,537)	(24,785)	(524,692)	(186,254)	8,035,406	(305,291)	(487,544)	39,445	(11,382,374)	(7,709,782)

Net assets:
Beginning of period	4,217,369	237,686	3,423,689	1,932,037	18,978,588	1,824,815	2,852,813	277,793	11,382,374	7,709,782
End of period	$4,131,832	$212,901	$2,898,997	$1,745,783	$27,013,994	$1,519,524	$2,365,269	$317,238	$—	$—

(1) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS Growth and Income Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Intermediate Bond Portfolio. Change effective May 1, 2015.
(4) Liquidated as of April 24, 2015.
(5) Liquidated as of April 24, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Sterling Capital Total Return Bond VIF	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio — Small Company Growth Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio
	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$42,601	$(14,140)	$(67,250)	$(40,445)	$4,594	$(65,577)	$(24,528)	$1,114	$1,547	$536
Net realized gain (loss) on security transactions	(119,697)	54,975	203,495	27,926	23,608	265,740	645,553	20,551	2,425	174
Net realized gain distributions	—	4,877	211,698	454,999	107,096	214,490	1,023,739	1,321	2,033	616
Change in unrealized appreciation (depreciation) during the period	87,870	(84,379)	(285,811)	(435,693)	(141,111)	(6,250)	(1,688,088)	12,931	(13,622)	(4,506)
Net increase (decrease) in net assets resulting from operations	10,774	(38,667)	62,132	6,787	(5,813)	408,403	(43,324)	35,917	(7,617)	(3,180)

Unit transactions:
Purchases	—	4,334	21,954	320,816	5,288	40,683	58,953	12,867	—	16,418
Net transfers	(2,043,582)	(113,520)	614,110	(282,171)	(27,751)	35,745	(169,265)	(31,377)	(3,543)	27,017
Surrenders for benefit payments and fees	(67,012)	(159,735)	(493,869)	(273,052)	(244,413)	(371,958)	(1,044,001)	(166,399)	(13,891)	(85)
Other transactions	392	(2)	50	(44)	—	(21)	(14)	(1)	—	—
Death benefits	—	—	(64,782)	(484,770)	—	—	—	—	—	—
Net loan	—	—	—	—	—	—	(8)	—	—	—
Net annuity transactions	(39,867)	(9,695)	25,776	(3,666)	—	(604)	(58)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(2,150,069)	(278,618)	103,239	(722,887)	(266,876)	(296,155)	(1,154,393)	(184,910)	(17,434)	43,350
Net increase (decrease) in net assets	(2,139,295)	(317,285)	165,371	(716,100)	(272,689)	112,248	(1,197,717)	(148,993)	(25,051)	40,170

Net assets:
Beginning of period	2,139,295	1,436,577	4,032,082	2,867,378	1,579,785	6,885,289	11,698,130	1,416,390	481,088	81,142
End of period	$—	$1,119,292	$4,197,453	$2,151,278	$1,307,096	$6,997,537	$10,500,413	$1,267,397	$456,037	$121,312

(6) Liquidated as of April 24, 2015.
(7) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$779	$2,273	$48	$(20)	$(85)	$11	$56,510	$3,822,914	$5,004,040	$(7,286,629)
Net realized gain (loss) on security transactions	17,757	1,164	2	7	39	(138)	(4,831)	47,419,221	1,377,705	60,298,126
Net realized gain distributions	2,674	3,368	14	301	480	1,468	—	—	7,977,758	258,937,864
Change in unrealized appreciation (depreciation) during the period	(29,470)	(18,110)	(261)	(425)	(739)	(1,207)	(187,053)	(60,680,971)	(21,122,345)	(312,523,561)
Net increase (decrease) in net assets resulting from operations	(8,260)	(11,305)	(197)	(137)	(305)	134	(135,374)	(9,438,836)	(6,762,842)	(574,200)

Unit transactions:
Purchases	2,600	32,453	2,600	—	501	2,061	874	4,819,124	1,235,402	4,343,696
Net transfers	(687)	4,106	—	—	2,168	(1,196)	(76,733)	(5,235,293)	(1,519,642)	(19,185,066)
Surrenders for benefit payments and fees	(111,086)	(25,478)	(18)	(5)	(16)	(4)	(220,967)	(104,291,300)	(45,935,651)	(154,897,077)
Other transactions	—	—	—	—	—	(1)	2	11,810	5,045	14,233
Death benefits	—	—	—	—	—	—	—	(22,829,130)	(8,554,593)	(22,652,598)
Net loan	—	—	—	—	—	—	—	—	—	(19)
Net annuity transactions	—	—	—	—	—	—	—	(2,035,298)	(479,700)	(871,307)
Net increase (decrease) in net assets resulting from unit transactions	(109,173)	11,081	2,582	(5)	2,653	860	(296,824)	(129,560,087)	(55,249,139)	(193,248,138)
Net increase (decrease) in net assets	(117,433)	(224)	2,385	(142)	2,348	994	(432,198)	(138,998,923)	(62,011,981)	(193,822,338)

Net assets:
Beginning of period	587,229	609,889	8,001	9,705	19,892	29,154	1,829,750	956,301,262	370,280,264	1,467,086,807
End of period	$469,796	$609,665	$10,386	$9,563	$22,240	$30,148	$1,397,552	$817,302,339	$308,268,283	$1,273,264,469

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,557,887	$(640,548)	$(922,635)	$(730,456)	$(1,845,413)	$3,395,984	$(68,768)	$(66,061)	$(1,966,541)	$(1,097,790)
Net realized gain (loss) on security transactions	30,954,391	3,865,787	5,098,573	6,960,269	3,881,787	(1,874,498)	9,390,875	(108,116)	11,872,718	4,003,285
Net realized gain distributions	85,674,088	4,945,379	4,015,301	26,291,683	26,228,956	—	—	3,123,732	18,514,708	15,317,242
Change in unrealized appreciation (depreciation) during the period	(134,196,341)	(3,204,807)	(2,486,331)	(27,970,349)	(15,844,574)	(5,218,444)	(7,298,219)	(4,045,413)	(27,138,123)	(20,698,819)
Net increase (decrease) in net assets resulting from operations	(16,009,975)	4,965,811	5,704,908	4,551,147	12,420,756	(3,696,958)	2,023,888	(1,095,858)	1,282,762	(2,476,082)

Unit transactions:
Purchases	2,643,822	38,062	526,467	660,048	1,026,615	412,505	892,711	121,246	476,299	479,828
Net transfers	(6,375,959)	(781,496)	1,120,060	240,762	7,834,889	(2,883,276)	183,560	(141,248)	(4,386,984)	(2,013,751)
Surrenders for benefit payments and fees	(79,290,699)	(4,951,387)	(10,452,036)	(11,816,070)	(18,071,752)	(10,027,415)	(25,593,904)	(2,970,223)	(15,116,154)	(12,711,369)
Other transactions	2,025	5	3,177	378	736	3,831	1,810	(16)	(8,262)	844
Death benefits	(13,430,346)	(739,884)	(1,795,926)	(2,346,745)	(2,254,669)	(1,671,559)	(4,445,885)	(286,746)	(2,270,521)	(1,275,187)
Net loan	(16)	—	—	—	—	—	(13)	—	—	—
Net annuity transactions	(634,945)	(115,289)	(176,021)	(65,437)	394,360	(9,687)	332,726	(32,779)	(326,407)	(92,909)
Net increase (decrease) in net assets resulting from unit transactions	(97,086,118)	(6,549,989)	(10,774,279)	(13,327,064)	(11,069,821)	(14,175,601)	(28,628,995)	(3,309,766)	(21,632,029)	(15,612,544)
Net increase (decrease) in net assets	(113,096,093)	(1,584,178)	(5,069,371)	(8,775,917)	1,350,935	(17,872,559)	(26,605,107)	(4,405,624)	(20,349,267)	(18,088,626)

Net assets:
Beginning of period	683,220,501	43,932,151	91,414,841	92,593,303	127,506,902	78,188,552	216,937,211	20,892,009	169,943,855	116,895,360
End of period	$570,124,408	$42,347,973	$86,345,470	$83,817,386	$128,857,837	$60,315,993	$190,332,104	$16,486,385	$149,594,588	$98,806,734

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Huntington VA Dividend Capture Fund	Huntington VA International Equity Fund	Huntington VA Situs Fund	BlackRock Global Opportunities V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(924,159)	$(1,283,739)	$(981,240)	$2,143,139	$283,196	$(34,594)	$201,224	$9,676	$(45,684)	$(357)
Net realized gain (loss) on security transactions	19,693	4,091,543	4,441,186	34,760,514	(1,089,933)	6,163,442	195,041	(81,767)	37,548	489
Net realized gain distributions	7,612	17,165,534	6,629,761	—	—	2,770,863	—	123,614	551,089	429
Change in unrealized appreciation (depreciation) during the period	(140,605)	(28,346,641)	(10,931,180)	(29,838,552)	948,477	(12,778,226)	(773,017)	(39,249)	(878,990)	(878)
Net increase (decrease) in net assets resulting from operations	(1,037,459)	(8,373,303)	(841,473)	7,065,101	141,740	(3,878,515)	(376,752)	12,274	(336,037)	(317)

Unit transactions:
Purchases	522,293	200,912	186,636	2,547,547	592,208	466,629	74,365	—	25,969	—
Net transfers	270,552	(392,629)	(1,089,413)	(5,431,506)	2,729,233	(1,690,214)	(590,663)	(563,752)	(602,555)	—
Surrenders for benefit payments and fees	(11,541,665)	(9,637,681)	(9,581,171)	(53,971,286)	(15,529,906)	(10,234,186)	(1,562,954)	(21,773)	(794,068)	(3,280)
Other transactions	2,335	1,941	3,859	(609)	1,232	3,869	(114)	(1)	17	—
Death benefits	(2,541,386)	(1,469,805)	(951,438)	(8,772,825)	(2,920,182)	(1,886,803)	(121,543)	—	(31,290)	—
Net loan	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(57,528)	(215,284)	(69,454)	(1,872,638)	(38,751)	(44,696)	(6,746)	—	(653)	—
Net increase (decrease) in net assets resulting from unit transactions	(13,345,399)	(11,512,546)	(11,500,981)	(67,501,317)	(15,166,166)	(13,385,401)	(2,207,655)	(585,526)	(1,402,580)	(3,280)
Net increase (decrease) in net assets	(14,382,858)	(19,885,849)	(12,342,454)	(60,436,216)	(15,024,426)	(17,263,916)	(2,584,407)	(573,252)	(1,738,617)	(3,597)

Net assets:
Beginning of period	88,126,047	100,026,821	70,005,871	555,423,299	115,577,320	96,239,553	9,630,515	573,252	5,107,641	33,938
End of period	$73,743,189	$80,140,972	$57,663,417	$494,987,083	$100,552,894	$78,975,637	$7,046,108	$—	$3,369,024	$30,341

(8) Liquidated as of March 6, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	BlackRock Large Cap Growth V.I. Fund	UIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	UIF Mid Cap Growth Portfolio	Columbia Variable Portfolio — International Opportunities Fund	Columbia Variable Portfolio — Large Cap Growth Fund III	Columbia Variable Portfolio — Asset Allocation Fund	Variable Portfolio — Loomis Sayles Growth Fund II	Columbia Variable Portfolio — Large Cap Growth Fund II	Columbia Variable Portfolio — Dividend Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (10)	Sub-Account	Sub-Account (11)	Sub-Account (12)	Sub-Account

Operations:
Net investment income (loss)	$(605)	$(393)	$3,946	$(5,185)	$(87,488)	$(251,145)	$14,954	$(166,584)	$(46,346)	$(114,584)
Net realized gain (loss) on security transactions	199	12,135	25,586	3,820	416,852	560,431	5,595	1,168,608	176,103	333,262
Net realized gain distributions	2,968	—	34,140	69,884	—	3,114,123	252,276	1,519,956	575,300	—
Change in unrealized appreciation (depreciation) during the period	(2,053)	(17,402)	(76,858)	(96,516)	(393,554)	(3,163,567)	(273,159)	(2,404,271)	(692,704)	(527,340)
Net increase (decrease) in net assets resulting from operations	509	(5,660)	(13,186)	(27,997)	(64,190)	259,842	(334)	117,709	12,353	(308,662)

Unit transactions:
Purchases	—	10,337	104	917	8,163	102,007	4,752	110,431	3,112	9,660
Net transfers	(48)	51,688	(97,074)	(52,031)	(90,350)	(221,975)	(12,758)	(201,009)	(42,300)	(57,266)
Surrenders for benefit payments and fees	(7)	(68,942)	(122,530)	(84,207)	(920,263)	(2,015,919)	(441,326)	(1,856,980)	(315,400)	(936,109)
Other transactions	—	—	—	—	20	163	3	532	2	(186)
Death benefits	—	—	—	—	(182,854)	(567,024)	(39,621)	(376,733)	(91,958)	(92,487)
Net loan	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	—	—	20,695	(64,830)	(1,427)	(5,517)	298	4,436
Net increase (decrease) in net assets resulting from unit transactions	(55)	(6,917)	(219,500)	(135,321)	(1,164,589)	(2,767,578)	(490,377)	(2,329,276)	(446,246)	(1,071,952)
Net increase (decrease) in net assets	454	(12,577)	(232,686)	(163,318)	(1,228,779)	(2,507,736)	(490,711)	(2,211,567)	(433,893)	(1,380,614)

Net assets:
Beginning of period	53,094	480,977	495,265	501,232	7,332,656	21,756,908	2,771,226	13,856,929	3,323,443	7,856,821
End of period	$53,548	$468,400	$262,579	$337,914	$6,103,877	$19,249,172	$2,280,515	$11,645,362	$2,889,550	$6,476,207

(9) Formerly Columbia Variable Portfolio — Marsico International Opportunities Fund. Change effective May 1, 2015.
(10) Formerly Columbia Variable Portfolio — Marsico Focused Equities Fund. Change effective November 20, 2015.
(11) Formerly Columbia Variable Portfolio — Marsico Growth Fund. Change effective November 20, 2015.
(12) Formerly Columbia Variable Portfolio — Marsico 21st Century Fund. Change effective November 20, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Columbia Variable Portfolio — Income Opportunities Fund	Columbia Variable Portfolio — Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio
	Sub-Account	Sub-Account (13)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$394,104	$(107,952)	$(1,595)	$(1,106)	$22,973	$(75,843)	$(1,576)	$(1,699)	$(8,791)	$(7,255)
Net realized gain (loss) on security transactions	(79,879)	392,065	25,513	(8,510)	(5,561)	233,627	3,914	10,511	36,014	1,836
Net realized gain distributions	45,691	—	50,114	36,487	—	2,781,953	25,204	—	—	—
Change in unrealized appreciation (depreciation) during the period	(473,207)	(31,757)	(51,338)	(43,284)	(48,753)	(3,119,772)	(44,382)	(4,604)	28,050	(38,960)
Net increase (decrease) in net assets resulting from operations	(113,291)	252,356	22,694	(16,413)	(31,341)	(180,035)	(16,840)	4,208	55,273	(44,379)

Unit transactions:
Purchases	24,020	12,968	5,768	1,513	13,049	58,255	2,828	—	—	—
Net transfers	(142,749)	442,779	(23,360)	(40,910)	(14,162)	(70,818)	(45,487)	8,238	(443)	—
Surrenders for benefit payments and fees	(598,553)	(872,088)	(173,646)	(13,540)	(171,518)	(1,864,323)	(17,237)	(18,272)	(57,845)	(9,647)
Other transactions	(98)	542	—	—	(6)	117	—	(13)	10	21
Death benefits	(188,788)	(140,590)	—	—	—	(467,858)	—	—	—	—
Net loan	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	52,567	86,146	—	—	—	(28,142)	—	—	(2,352)	—
Net increase (decrease) in net assets resulting from unit transactions	(853,601)	(470,243)	(191,238)	(52,937)	(172,637)	(2,372,769)	(59,896)	(10,047)	(60,630)	(9,626)
Net increase (decrease) in net assets	(966,892)	(217,887)	(168,544)	(69,350)	(203,978)	(2,552,804)	(76,736)	(5,839)	(5,357)	(54,005)

Net assets:
Beginning of period	5,480,357	6,563,943	857,566	336,469	980,153	12,149,472	268,377	101,813	629,661	444,210
End of period	$4,513,465	$6,346,056	$689,022	$267,119	$776,175	$9,596,668	$191,641	$95,974	$624,304	$390,205

(13) Formerly Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Legg Mason ClearBridge Appreciation Fund	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)	Sub-Account (17)

Operations:
Net investment income (loss)	$(867)	$(3,168)	$(57)	$(3,285)	$855	$(17,427)	$(122)	$(64)	$(19)	$140,386
Net realized gain (loss) on security transactions	(2,385)	11,180	1,489	47,728	16,175	83,573	81	12	28	96,686
Net realized gain distributions	—	127,211	8,719	48,218	547	5,679	—	—	342	—
Change in unrealized appreciation (depreciation) during the period	4,117	(217,020)	(9,130)	(112,260)	(29,823)	(41,470)	(33)	(145)	(394)	(72,134)
Net increase (decrease) in net assets resulting from operations	865	(81,797)	1,021	(19,599)	(12,246)	30,355	(74)	(197)	(43)	164,938

Unit transactions:
Purchases	—	6,107	—	1,150	1,331	4,252	—	—	—	940
Net transfers	(120)	(17,894)	—	(36,371)	(8,401)	593,558	—	43	9	(50,900)
Surrenders for benefit payments and fees	(14,179)	(62,077)	(26)	(78,321)	(53,677)	(218,157)	—	(4)	(5)	(743,171)
Other transactions	—	—	—	—	—	—	—	—	(1)	(187)
Death benefits	—	—	—	5,649	—	(5,376)	597	478	—	(43,964)
Net loan	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	—	—	—	(5,341)	—	—	—	(13,444)
Net increase (decrease) in net assets resulting from unit transactions	(14,299)	(73,864)	(26)	(107,893)	(60,747)	368,936	597	517	3	(850,726)
Net increase (decrease) in net assets	(13,434)	(155,661)	995	(127,492)	(72,993)	399,291	523	320	(40)	(685,788)

Net assets:
Beginning of period	59,477	694,187	241,151	503,663	235,099	1,210,863	13,660	11,382	2,378	5,996,920
End of period	$46,043	$538,526	$242,146	$376,171	$162,106	$1,610,154	$14,183	$11,702	$2,338	$5,311,132

(14) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(17) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2015

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account (18)	Sub-Account (19)	Sub-Account (20)	Sub-Account

Operations:
Net investment income (loss)	$(43,606)	$(42,991)	$(41,692)	$(1,536,324)
Net realized gain (loss) on security transactions	173,231	269,931	538,806	2,694,379
Net realized gain distributions	379,482	—	404,230	1,886,402
Change in unrealized appreciation (depreciation) during the period	(602,740)	(716,364)	(1,007,985)	(3,423,495)
Net increase (decrease) in net assets resulting from operations	(93,633)	(489,424)	(106,641)	(379,038)

Unit transactions:
Purchases	170	165,600	1,007	777,578
Net transfers	(15,920)	(262,162)	12,340	(873,090)
Surrenders for benefit payments and fees	(379,120)	(508,597)	(598,563)	(20,097,126)
Other transactions	(501)	(18)	(113)	199,656
Death benefits	(149,395)	(306,197)	(74,878)	(3,152,649)
Net loan	—	—	—	—
Net annuity transactions	(12,727)	(779)	(8,009)	(619,969)
Net increase (decrease) in net assets resulting from unit transactions	(557,493)	(912,153)	(668,216)	(23,765,600)
Net increase (decrease) in net assets	(651,126)	(1,401,577)	(774,857)	(24,144,638)

Net assets:
Beginning of period	3,210,246	4,672,036	4,771,819	176,285,902
End of period	$2,559,120	$3,270,459	$3,996,962	$152,141,264

(18) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(20) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO
Hartford Life Insurance Company
Notes to Financial Statements
December 31, 2016

1. Organization:

Separate Account Two (the “Account”) is a separate investment account established by Hartford Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Capital Appreciation Fund, AB VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Government Money Market Fund (Formerly Invesco V.I. Money Market Fund), AB VPS Growth and Income Portfolio, AB VPS Intermediate Bond Portfolio, American Funds Growth Fund, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Asset Manager Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP Freedom Income Portfolio, Fidelity® VIP FundsManager 20% Portfolio, Fidelity® VIP FundsManager 70% Portfolio, Fidelity® VIP FundsManager 85% Portfolio, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Catalyst Dividend Capture VA Fund (Formerly Huntington VA Dividend Capture Fund), Catalyst Insider Buying VA Fund (Formerly Huntington VA Situs Fund), BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund, UIF Mid Cap Growth Portfolio, Columbia Variable Portfolio - International Opportunities Fund (Merged with Columbia Variable Portfolio - Select International Equity Fund), Columbia Variable Portfolio - Large Cap Growth Fund III (Merged with Columbia Variable Portfolio - Large Cap Growth Fund), Columbia Variable Portfolio - Asset Allocation Fund, Variable Portfolio - Loomis Sayles Growth Fund II (Merged with Variable Portfolio - Loomis Sayles Growth Fund), Columbia Variable Portfolio - Large Cap Growth Fund II (Merged with Columbia Variable Portfolio - Large Cap Growth Fund), Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Oppenheimer Global Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Fund, Jennison Fund, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT Total Return Bond Fund*, Wells Fargo VT Intrinsic Value Fund*, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Small Cap Value Fund*, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund, Columbia Variable Portfolio - Large Cap Growth Fund (Merged with Columbia Variable Portfolio - Large Cap Growth Fund II)( Merged with Columbia Variable Portfolio - Large Cap Growth Fund III ), Columbia Variable Portfolio - Select International Equity Fund (Merged with Columbia Variable Portfolio - International Opportunities Fund), Variable Portfolio - Loomis Sayles Growth Fund (Merged with Variable Portfolio - Loomis Sayles Growth Fund II).

* During 2016, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets in 2016.There were no mergers in 2015.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2016 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2016, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2016 and 2015.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2016.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.11% and 0.55%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Capital Appreciation Fund	$722,987	$675,756
AB VPS International Value Portfolio	$4,965	$13,004
Invesco V.I. Core Equity Fund	$497,614	$567,114
Invesco V.I. High Yield Fund	$1,232,757	$1,539,010
Invesco V.I. Government Money Market Fund+	$41,234,368	$31,453,122
AB VPS Growth and Income Portfolio	$98,707	$280,709
AB VPS Intermediate Bond Portfolio	$269,235	$984,648
American Funds Growth Fund	$95,157	$65,221
Calvert VP SRI Balanced Portfolio	$60,528	$148,862
Columbia Variable Portfolio - Small Company Growth Fund	$1,150,145	$1,488,415
Wells Fargo VT Omega Growth Fund	$145,383	$259,029
Fidelity® VIP Asset Manager Portfolio	$73,369	$223,765
Fidelity® VIP Growth Portfolio	$901,664	$1,583,858
Fidelity® VIP Contrafund® Portfolio	$1,082,516	$1,873,488
Fidelity® VIP Overseas Portfolio	$90,293	$223,128
Fidelity® VIP Freedom 2020 Portfolio	$77,408	$116,220
Fidelity® VIP Freedom 2030 Portfolio	$51,115	$57,624
Fidelity® VIP Freedom 2015 Portfolio	$33,962	$316,204
Fidelity® VIP Freedom 2025 Portfolio	$159,151	$89,321
Fidelity® VIP Freedom Income Portfolio	$1,330	$134
Fidelity® VIP FundsManager 20% Portfolio	$241	$119
Fidelity® VIP FundsManager 70% Portfolio	$1,693	$2,042
Fidelity® VIP FundsManager 85% Portfolio	$5,034	$2,142
Franklin Income VIP Fund	$49,136	$560,533
Hartford Balanced HLS Fund	$30,842,087	$127,976,865
Hartford Total Return Bond HLS Fund	$19,260,881	$54,564,554
Hartford Capital Appreciation HLS Fund	$128,983,001	$189,288,415
Hartford Dividend and Growth HLS Fund	$82,214,804	$93,844,533
Hartford Healthcare HLS Fund	$8,527,098	$5,369,719
Hartford Global Growth HLS Fund	$12,383,333	$19,672,889
Hartford Disciplined Equity HLS Fund	$16,384,013	$17,420,149
Hartford Growth Opportunities HLS Fund	$23,869,396	$29,284,230
Hartford High Yield HLS Fund	$10,364,423	$14,884,005
Hartford International Opportunities HLS Fund	$9,172,382	$33,372,930
Hartford Small/Mid Cap Equity HLS Fund	$8,889,987	$4,782,454
Hartford MidCap HLS Fund	$15,129,504	$20,306,722
Hartford MidCap Value HLS Fund	$17,643,159	$17,120,120
Hartford Ultrashort Bond HLS Fund	$6,628,609	$16,906,587
Hartford Small Company HLS Fund	$9,179,802	$12,959,829
Hartford SmallCap Growth HLS Fund	$8,150,326	$13,497,685
Hartford Stock HLS Fund	$14,320,416	$69,835,429
Hartford U.S. Government Securities HLS Fund	$13,363,491	$26,966,846
Hartford Value HLS Fund	$13,975,863	$14,878,415
Catalyst Dividend Capture VA Fund+	$410,895	$1,623,966
Catalyst Insider Buying VA Fund+	$997,816	$783,043
BlackRock Global Opportunities V.I. Fund	$591	$3,734
BlackRock Large Cap Growth V.I. Fund	$620	$52,219
UIF U.S. Real Estate Portfolio	$149,285	$203,287
Invesco V.I. Equity and Income Fund	$12,634	$17,394
UIF Mid Cap Growth Portfolio	$16,173	$125,252
Columbia Variable Portfolio - International Opportunities Fund+	$113,739	$5,891,642
Columbia Variable Portfolio - Large Cap Growth Fund III+	$6,978,550	$18,519,458
Columbia Variable Portfolio - Asset Allocation Fund	$645,701	$817,979
Variable Portfolio - Loomis Sayles Growth Fund II+	$4,520,409	$11,708,512
Columbia Variable Portfolio - Large Cap Growth Fund II+	$580,244	$2,713,390
Columbia Variable Portfolio - Dividend Opportunity Fund	$1,877,590	$1,923,394
Columbia Variable Portfolio - Income Opportunities Fund	$1,385,303	$1,398,305
Columbia Variable Portfolio - Mid Cap Growth Fund	$148,445	$1,513,587
Oppenheimer Global Fund/VA	$62,080	$149,917
Putnam VT Small Cap Value Fund	$63,515	$142,185
PIMCO VIT Real Return Portfolio	$26,950	$265,016
Pioneer Fund VCT Portfolio	$1,867,912	$1,832,202
Pioneer Mid Cap Value VCT Portfolio	$37,738	$76,373
Jennison 20/20 Focus Fund	$1	$1,524
Jennison Fund	$2,242	$23,503
Prudential Value Portfolio	$—	$28,064
Prudential SP International Growth Portfolio	$—	$885
Royce Small-Cap Portfolio	$90,486	$165,906
Legg Mason ClearBridge Appreciation Fund	$8,400	$2,504
Victory Variable Insurance Diversified Stock Fund	$35,048	$67,410
Invesco V.I. Comstock Fund	$28,938	$20,321
Invesco V.I. American Franchise Fund	$88,706	$733,123
Wells Fargo VT Index Asset Allocation Fund	$535	$275
Wells Fargo VT Total Return Bond Fund+	$55	$12,022
Wells Fargo VT Intrinsic Value Fund+	$1,084	$2,439
Wells Fargo VT International Equity Fund	$1,421,165	$2,079,612
Wells Fargo VT Small Cap Growth Fund	$251,426	$552,369
Wells Fargo VT Small Cap Value Fund+	$65,595	$3,514,433
Wells Fargo VT Opportunity Fund	$381,353	$1,429,037
HIMCO VIT Index Fund	$17,782,816	$22,331,613
Columbia Variable Portfolio - Large Cap Growth Fund+	$20,581,879	$2,419,755
Columbia Variable Portfolio - Select International Equity Fund+	$5,847,179	$502,287
Variable Portfolio - Loomis Sayles Growth Fund+	$11,352,004	$1,476,923

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Capital Appreciation Fund	88,893	197,592	(108,699)
AB VPS International Value Portfolio	425	1,488	(1,063)
Invesco V.I. Core Equity Fund	36,557	200,841	(164,284)
Invesco V.I. High Yield Fund	134,182	382,136	(247,954)
Invesco V.I. Government Money Market Fund+	4,331,618	3,271,852	1,059,766
AB VPS Growth and Income Portfolio	984	131,760	(130,776)
AB VPS Intermediate Bond Portfolio	15,949	73,891	(57,942)
American Funds Growth Fund	3,913	3,529	384
Calvert VP SRI Balanced Portfolio	2,381	31,339	(28,958)
Columbia Variable Portfolio - Small Company Growth Fund	98,996	362,011	(263,015)
Wells Fargo VT Omega Growth Fund	30,528	155,098	(124,570)
Fidelity® VIP Asset Manager Portfolio	952	73,793	(72,841)
Fidelity® VIP Growth Portfolio	70,849	418,841	(347,992)
Fidelity® VIP Contrafund® Portfolio	26,436	318,014	(291,578)
Fidelity® VIP Overseas Portfolio	25,979	96,444	(70,465)
Fidelity® VIP Freedom 2020 Portfolio	2,725	5,026	(2,301)
Fidelity® VIP Freedom 2030 Portfolio	1,939	2,276	(337)
Fidelity® VIP Freedom 2015 Portfolio	978	15,683	(14,705)
Fidelity® VIP Freedom 2025 Portfolio	5,780	3,525	2,255
Fidelity® VIP Freedom Income Portfolio	78	—	78
Fidelity® VIP FundsManager 20% Portfolio	—	—	—
Fidelity® VIP FundsManager 70% Portfolio	28	82	(54)
Fidelity® VIP FundsManager 85% Portfolio	146	74	72
Franklin Income VIP Fund	319	39,446	(39,127)
Hartford Balanced HLS Fund	4,349,061	27,500,083	(23,151,022)
Hartford Total Return Bond HLS Fund	3,942,734	18,505,128	(14,562,394)
Hartford Capital Appreciation HLS Fund	2,085,998	23,406,896	(21,320,898)
Hartford Dividend and Growth HLS Fund	3,439,122	22,579,894	(19,140,772)
Hartford Healthcare HLS Fund	71,559	965,770	(894,211)
Hartford Global Growth HLS Fund	1,588,994	7,691,994	(6,103,000)
Hartford Disciplined Equity HLS Fund	2,511,987	7,105,909	(4,593,922)
Hartford Growth Opportunities HLS Fund	2,347,813	9,062,997	(6,715,184)
Hartford High Yield HLS Fund	2,799,053	6,132,183	(3,333,130)
Hartford International Opportunities HLS Fund	3,606,056	14,679,339	(11,073,283)
Hartford Small/Mid Cap Equity HLS Fund	443,397	296,856	146,541
Hartford MidCap HLS Fund	123,987	2,583,288	(2,459,301)
Hartford MidCap Value HLS Fund	1,631,512	5,841,801	(4,210,289)
Hartford Ultrashort Bond HLS Fund	4,930,936	11,319,518	(6,388,582)
Hartford Small Company HLS Fund	939,479	4,204,017	(3,264,538)
Hartford SmallCap Growth HLS Fund	1,969,762	4,672,207	(2,702,445)
Hartford Stock HLS Fund	3,041,334	14,499,774	(11,458,440)
Hartford U.S. Government Securities HLS Fund	9,758,340	21,111,144	(11,352,804)
Hartford Value HLS Fund	1,681,465	6,955,136	(5,273,671)
Catalyst Dividend Capture VA Fund+	48,033	592,353	(544,320)
Catalyst Insider Buying VA Fund+	72,165	374,721	(302,556)
BlackRock Global Opportunities V.I. Fund	1	195	(194)
BlackRock Large Cap Growth V.I. Fund	3	26,706	(26,703)
UIF U.S. Real Estate Portfolio	8,686	12,241	(3,555)
Invesco V.I. Equity and Income Fund	6	877	(871)
UIF Mid Cap Growth Portfolio	234	8,271	(8,037)
Columbia Variable Portfolio - International Opportunities Fund+	41,723	3,037,088	(2,995,365)
Columbia Variable Portfolio - Large Cap Growth Fund III+	20,324	6,818,152	(6,797,828)
Columbia Variable Portfolio - Asset Allocation Fund	44,389	185,020	(140,631)
Variable Portfolio - Loomis Sayles Growth Fund II+	32,576	4,381,439	(4,348,863)
Columbia Variable Portfolio - Large Cap Growth Fund II+	7,791	1,759,528	(1,751,737)
Columbia Variable Portfolio - Dividend Opportunity Fund	144,819	138,733	6,086
Columbia Variable Portfolio - Income Opportunities Fund	68,646	128,612	(59,966)
Columbia Variable Portfolio - Mid Cap Growth Fund	12,191	110,984	(98,793)
Oppenheimer Global Fund/VA	1,567	10,454	(8,887)
Putnam VT Small Cap Value Fund	2,651	10,695	(8,044)
PIMCO VIT Real Return Portfolio	1,107	18,707	(17,600)
Pioneer Fund VCT Portfolio	125,703	1,074,219	(948,516)
Pioneer Mid Cap Value VCT Portfolio	1,657	4,908	(3,251)
Jennison 20/20 Focus Fund	—	18	(18)
Jennison Fund	1,916	11,969	(10,053)
Prudential Value Portfolio	1	8,129	(8,128)
Prudential SP International Growth Portfolio	1	184	(183)
Royce Small-Cap Portfolio	512	10,485	(9,973)
Legg Mason ClearBridge Appreciation Fund	—	1	(1)
Victory Variable Insurance Diversified Stock Fund	353	4,255	(3,902)
Invesco V.I. Comstock Fund	885	1,196	(311)
Invesco V.I. American Franchise Fund	1,442	51,872	(50,430)
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT Total Return Bond Fund+	—	7,708	(7,708)
Wells Fargo VT Intrinsic Value Fund+	49	1,399	(1,350)
Wells Fargo VT International Equity Fund	643,326	1,422,834	(779,508)
Wells Fargo VT Small Cap Growth Fund	4,316	32,131	(27,815)
Wells Fargo VT Small Cap Value Fund+	3,996	258,438	(254,442)
Wells Fargo VT Opportunity Fund	2,971	87,052	(84,081)
HIMCO VIT Index Fund	1,211,192	4,651,875	(3,440,683)
Columbia Variable Portfolio - Large Cap Growth Fund+	2,043,941	224,539	1,819,402
Columbia Variable Portfolio - Select International Equity Fund+	575,108	49,005	526,103
Variable Portfolio - Loomis Sayles Growth Fund+	1,112,416	127,720	984,696

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2015 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Capital Appreciation Fund	61,365	102,880	(41,515)
AB VPS International Value Portfolio	225	3,719	(3,494)
Invesco V.I. Core Equity Fund	30,457	240,110	(209,653)
Invesco V.I. High Yield Fund	163,667	223,318	(59,651)
Invesco V.I. Money Market Fund	6,267,572	5,405,346	862,226
AB VPS Growth and Income Portfolio	17,819	172,597	(154,778)
AB VPS Intermediate Bond Portfolio	3,594	38,666	(35,072)
American Funds Growth Fund	2,452	1,001	1,451
Sterling Capital Equity Income VIF	76,510	6,758,967	(6,682,457)
Sterling Capital Special Opportunities VIF	4,459	2,723,759	(2,719,300)
Sterling Capital Total Return Bond VIF	10,662	1,569,639	(1,558,977)
Calvert VP SRI Balanced Portfolio	329	62,852	(62,523)
Columbia Variable Portfolio — Small Company Growth Fund	367,907	634,317	(266,410)
Wells Fargo VT Omega Growth Fund	87,081	541,054	(453,973)
Fidelity® VIP Asset Manager Portfolio	1,292	87,551	(86,259)
Fidelity® VIP Growth Portfolio	42,431	128,387	(85,956)
Fidelity® VIP Contrafund® Portfolio	15,215	225,568	(210,353)
Fidelity® VIP Overseas Portfolio	24,051	106,953	(82,902)
Fidelity® VIP Freedom 2020 Portfolio	76	881	(805)
Fidelity® VIP Freedom 2030 Portfolio	1,812	39	1,773
Fidelity® VIP Freedom 2015 Portfolio	127	5,681	(5,554)
Fidelity® VIP Freedom 2025 Portfolio	1,622	1,159	463
Fidelity® VIP Freedom Income Portfolio	183	1	182
Fidelity® VIP FundsManager 20% Portfolio	—	1	(1)
Fidelity® VIP FundsManager 70% Portfolio	122	1	121
Fidelity® VIP FundsManager 85% Portfolio	479	426	53
Franklin Income VIP Fund	4,186	23,800	(19,614)
Hartford Balanced HLS Fund	5,064,977	34,454,927	(29,389,950)
Hartford Total Return Bond HLS Fund	5,114,398	25,150,085	(20,035,687)
Hartford Capital Appreciation HLS Fund	4,189,427	28,571,742	(24,382,315)
Hartford Dividend and Growth HLS Fund	4,413,739	30,401,942	(25,988,203)
Hartford Healthcare HLS Fund	110,539	1,302,582	(1,192,043)
Hartford Global Growth HLS Fund	2,767,254	7,562,356	(4,795,102)
Hartford Disciplined Equity HLS Fund	3,192,684	9,359,703	(6,167,019)
Hartford Growth Opportunities HLS Fund	5,205,140	9,432,386	(4,227,246)
Hartford High Yield HLS Fund	2,083,993	8,554,038	(6,470,045)
Hartford International Opportunities HLS Fund	5,507,254	17,760,997	(12,253,743)
Hartford Small/Mid Cap Equity HLS Fund	166,624	351,703	(185,079)
Hartford MidCap HLS Fund	101,217	2,926,262	(2,825,045)
Hartford MidCap Value HLS Fund	2,004,779	7,272,936	(5,268,157)
Hartford Ultrashort Bond HLS Fund	6,766,579	16,022,812	(9,256,233)
Hartford Small Company HLS Fund	1,762,231	5,191,814	(3,429,583)
Hartford SmallCap Growth HLS Fund	3,063,962	7,270,845	(4,206,883)
Hartford Stock HLS Fund	2,323,998	16,476,608	(14,152,610)
Hartford U.S. Government Securities HLS Fund	9,301,333	21,706,116	(12,404,783)
Hartford Value HLS Fund	1,454,580	8,011,773	(6,557,193)
Huntington VA Dividend Capture Fund	74,345	1,023,381	(949,036)
Huntington VA International Equity Fund	1,582	349,055	(347,473)
Huntington VA Situs Fund	34,879	716,801	(681,922)
BlackRock Global Opportunities V.I. Fund	—	189	(189)
BlackRock Large Cap Growth V.I. Fund	—	34	(34)
UIF U.S. Real Estate Portfolio	11,057	12,053	(996)
Invesco V.I. Equity and Income Fund	593	14,152	(13,559)
UIF Mid Cap Growth Portfolio	1,498	9,471	(7,973)
Columbia Variable Portfolio — International Opportunities Fund	71,348	623,812	(552,464)
Columbia Variable Portfolio — Large Cap Growth Fund III	115,440	1,102,347	(986,907)
Columbia Variable Portfolio — Asset Allocation Fund	2,922	293,231	(290,309)
Variable Portfolio — Loomis Sayles Growth Fund II	107,647	990,838	(883,191)
Columbia Variable Portfolio — Large Cap Growth Fund II	8,352	275,988	(267,636)
Columbia Variable Portfolio — Dividend Opportunity Fund	12,044	95,663	(83,619)
Columbia Variable Portfolio — Income Opportunities Fund	17,356	98,626	(81,270)
Columbia Variable Portfolio — Mid Cap Growth Fund	67,008	101,883	(34,875)
Oppenheimer Global Fund/VA	1,131	14,008	(12,877)
Putnam VT Small Cap Value Fund	653	4,636	(3,983)
PIMCO VIT Real Return Portfolio	3,004	15,406	(12,402)
Pioneer Fund VCT Portfolio	148,805	1,633,981	(1,485,176)
Pioneer Mid Cap Value VCT Portfolio	346	4,204	(3,858)
Jennison 20/20 Focus Fund	3,823	8,734	(4,911)
Jennison Fund	2,096	51,820	(49,724)
Prudential Value Portfolio	—	766	(766)
Prudential SP International Growth Portfolio	543	13,013	(12,470)
Royce Small-Cap Portfolio	660	5,272	(4,612)
Legg Mason ClearBridge Appreciation Fund	—	1	(1)
Victory Variable Insurance Diversified Stock Fund	3,064	9,512	(6,448)
Invesco V.I. Comstock Fund	1,746	5,430	(3,684)
Invesco V.I. American Franchise Fund	41,815	16,757	25,058
Wells Fargo VT Index Asset Allocation Fund	329	—	329
Wells Fargo VT Total Return Bond Fund	433	94	339
Wells Fargo VT Intrinsic Value Fund	67	59	8
Wells Fargo VT International Equity Fund	1,298,694	1,841,445	(542,751)
Wells Fargo VT Small Cap Growth Fund	20,209	55,394	(35,185)
Wells Fargo VT Small Cap Value Fund	16,299	82,021	(65,722)
Wells Fargo VT Opportunity Fund	83,475	119,265	(35,790)
HIMCO VIT Index Fund	1,609,029	5,779,482	(4,170,453)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2016. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Capital Appreciation Fund
2016	1,132,926	$3.340164	to	$3.586976	$3,914,041	0.70%	to	1.25%	—%	to	—%	1.95%	to	2.51%
2015	1,241,625	$3.276274	to	$3.499110	$4,131,832	0.70%	to	1.25%	—%	to	—%	0.66%	to	1.22%
2014	1,283,140	$3.254634	to	$3.456935	$4,217,369	0.70%	to	1.25%	—%	to	—%	6.80%	to	7.39%
2013	1,431,048	$3.047479	to	$3.219143	$4,375,776	0.70%	to	1.25%	—%	to	—%	29.30%	to	30.01%
2012	1,671,048	$2.356970	to	$2.476084	$3,921,409	0.70%	to	1.25%	—%	to	—%	14.56%	to	15.19%
AB VPS International Value Portfolio
2016	26,017	$7.702450	to	$7.702450	$200,394	1.25%	to	1.25%	1.11%	to	1.11%	(2.03)%	to	(2.03)%
2015	27,080	$7.861829	to	$7.861829	$212,901	1.25%	to	1.25%	2.15%	to	2.15%	1.13%	to	1.13%
2014	30,574	$7.774031	to	$7.774031	$237,686	1.25%	to	1.25%	2.92%	to	2.92%	(7.62)%	to	(7.62)%
2013	52,513	$8.415534	to	$8.415534	$441,922	1.25%	to	1.25%	5.91%	to	5.91%	21.21%	to	21.21%
2012	55,410	$6.943189	to	$6.943189	$384,725	1.25%	to	1.25%	1.22%	to	1.22%	12.78%	to	12.78%
Invesco V.I. Core Equity Fund
2016	1,849,234	$1.594678	to	$19.591200	$2,893,347	1.25%	to	2.35%	—%	to	0.74%	7.70%	to	8.89%
2015	2,013,518	$1.464434	to	$18.384588	$2,898,997	1.25%	to	2.20%	1.10%	to	1.16%	(7.82)%	to	(6.94)%
2014	2,223,171	$1.422959	to	$1.573665	$3,423,689	1.25%	to	2.00%	0.82%	to	0.85%	6.01%	to	6.80%
2013	2,556,005	$1.473423	to	$18.708955	$3,973,014	1.25%	to	2.35%	1.34%	to	1.36%	26.25%	to	27.65%
2012	3,109,881	$1.154307	to	$14.818902	$3,773,246	1.25%	to	2.35%	—%	to	0.94%	11.24%	to	12.47%
Invesco V.I. High Yield Fund
2016	893,095	$1.697545	to	$21.059270	$1,514,861	1.25%	to	2.35%	—%	to	4.04%	8.63%	to	9.83%
2015	1,141,049	$1.359495	to	$1.545604	$1,745,783	1.25%	to	2.15%	5.25%	to	5.25%	(5.23)%	to	(4.37)%
2014	1,200,700	$1.434463	to	$1.616216	$1,932,037	1.25%	to	2.15%	4.57%	to	4.67%	(0.44)%	to	0.46%
2013	1,258,810	$1.440762	to	$1.608761	$2,015,042	1.25%	to	2.15%	4.99%	to	7.06%	4.73%	to	5.68%
2012	1,401,078	$1.522315	to	$19.734908	$2,739,545	1.25%	to	2.35%	—%	to	5.01%	14.45%	to	15.72%
Invesco V.I. Government Money Market Fund+
2016	3,862,949	$9.148616	to	$9.924459	$36,795,241	0.25%	to	2.50%	0.03%	to	0.10%	(2.44)%	to	(0.15)%
2015	2,803,183	$9.377318	to	$9.939793	$27,013,994	0.25%	to	2.50%	0.01%	to	0.01%	(2.46)%	to	(0.24)%
2014	1,940,957	$9.613679	to	$9.963556	$18,978,588	0.25%	to	2.50%	0.01%	to	0.01%	(2.46)%	to	(0.24)%
2013	1,216,050	$9.855772	to	$9.987257	$12,062,873	0.25%	to	2.50%	—%	to	—%	(1.44)%	to	(0.13)%
AB VPS Growth and Income Portfolio
2016	662,341	$1.882432	to	$2.219994	$1,384,246	1.15%	to	2.20%	0.79%	to	0.83%	8.65%	to	9.80%
2015	793,117	$1.732516	to	$2.021853	$1,519,524	1.15%	to	2.20%	1.19%	to	1.19%	(0.78)%	to	0.27%
2014	947,895	$1.746170	to	$2.016477	$1,824,815	1.15%	to	2.20%	1.07%	to	1.12%	6.91%	to	8.04%
2013	1,146,182	$1.633262	to	$1.866400	$2,051,418	1.15%	to	2.20%	1.14%	to	1.52%	31.67%	to	33.05%
2012	1,250,818	$1.240443	to	$1.402732	$1,682,399	1.15%	to	2.20%	1.25%	to	1.36%	14.69%	to	15.90%
AB VPS Intermediate Bond Portfolio
2016	128,343	$12.321264	to	$13.277229	$1,669,405	1.15%	to	2.00%	2.84%	to	2.84%	2.29%	to	3.16%
2015	186,285	$12.045234	to	$12.869933	$2,365,269	1.15%	to	2.00%	2.93%	to	3.23%	(2.16)%	to	(1.32)%
2014	221,357	$12.311035	to	$13.042600	$2,852,813	1.15%	to	2.00%	3.17%	to	4.30%	4.12%	to	5.00%
2013	181,142	$11.824421	to	$12.421058	$2,220,381	1.15%	to	2.00%	3.33%	to	3.38%	(4.27)%	to	(3.45)%
2012	214,361	$12.351891	to	$12.865299	$2,727,040	1.15%	to	2.00%	4.23%	to	4.24%	3.70%	to	4.58%
American Funds Growth Fund
2016	19,489	$17.955576	to	$17.955576	$349,939	1.25%	to	1.25%	0.82%	to	0.82%	8.13%	to	8.13%
2015	19,105	$16.605327	to	$16.605327	$317,238	1.25%	to	1.25%	0.64%	to	0.64%	5.53%	to	5.53%
2014	17,654	$15.735065	to	$15.735065	$277,793	1.25%	to	1.25%	0.71%	to	0.71%	7.16%	to	7.16%
2013	22,150	$14.683555	to	$14.683555	$325,243	1.25%	to	1.25%	0.97%	to	0.97%	28.49%	to	28.49%
2012	21,842	$11.428093	to	$11.428093	$249,610	1.25%	to	1.25%	0.68%	to	0.68%	16.43%	to	16.43%
Calvert VP SRI Balanced Portfolio
2016	231,306	$4.529642	to	$5.015968	$1,062,747	0.70%	to	1.25%	1.46%	to	1.85%	6.52%	to	7.10%
2015	260,264	$4.252445	to	$4.683262	$1,119,292	0.70%	to	1.25%	0.10%	to	0.11%	(3.41)%	to	(2.87)%
2014	322,787	$4.402432	to	$4.821845	$1,436,577	0.70%	to	1.25%	1.60%	to	1.61%	8.24%	to	8.84%
2013	356,092	$4.067299	to	$4.430348	$1,460,961	0.70%	to	1.25%	0.99%	to	1.07%	16.54%	to	17.18%
2012	409,843	$3.490099	to	$3.780789	$1,440,472	0.70%	to	1.25%	1.07%	to	1.25%	9.14%	to	9.74%
Columbia Variable Portfolio - Small Company Growth Fund
2016	1,849,805	$2.022910	to	$23.071280	$3,561,326	1.25%	to	2.50%	—%	to	—%	9.96%	to	11.34%
2015	2,112,820	$1.816827	to	$20.981418	$4,197,453	1.25%	to	2.50%	—%	to	—%	1.26%	to	2.54%
2014	2,379,230	$1.771897	to	$20.720053	$4,032,082	1.25%	to	2.50%	—%	to	—%	(6.99)%	to	(5.82)%
2013	2,974,871	$1.881439	to	$22.391701	$5,334,295	1.25%	to	2.40%	0.10%	to	0.11%	37.14%	to	38.73%
2012	3,830,833	$1.356207	to	$16.327115	$4,971,786	1.25%	to	2.40%	—%	to	—%	9.35%	to	10.61%
Wells Fargo VT Omega Growth Fund
2016	1,273,004	$1.831504	to	$25.645779	$1,935,793	1.15%	to	2.50%	—%	to	—%	(1.72)%	to	(0.39)%
2015	1,397,574	$1.838614	to	$26.095332	$2,151,278	1.15%	to	2.50%	—%	to	—%	(0.89)%	to	0.46%
2014	1,851,547	$1.830205	to	$26.329197	$2,867,378	1.15%	to	2.50%	—%	to	—%	1.52%	to	2.90%
2013	2,407,444	$1.778660	to	$25.935506	$3,604,415	1.15%	to	2.50%	0.40%	to	0.40%	36.76%	to	38.61%
2012	3,415,400	$14.029736	to	$18.964235	$3,683,159	1.15%	to	2.50%	—%	to	—%	17.78%	to	19.01%
Fidelity® VIP Asset Manager Portfolio
2016	377,102	$2.904323	to	$3.216171	$1,120,298	0.70%	to	1.25%	1.43%	to	1.47%	1.79%	to	2.35%
2015	449,943	$2.853137	to	$3.142206	$1,307,096	0.70%	to	1.25%	1.28%	to	1.42%	(1.10)%	to	(0.56)%
2014	536,202	$2.884931	to	$3.159792	$1,579,785	0.70%	to	1.25%	1.24%	to	1.51%	4.52%	to	5.09%
2013	691,792	$2.760213	to	$3.006613	$1,940,307	0.70%	to	1.25%	1.54%	to	1.55%	14.27%	to	14.90%
2012	771,637	$2.415527	to	$2.616734	$1,892,904	0.70%	to	1.25%	1.37%	to	1.56%	11.09%	to	11.70%
Fidelity® VIP Growth Portfolio
2016	1,551,054	$3.587916	to	$3.972745	$5,696,475	0.70%	to	1.25%	0.02%	to	0.03%	(0.45)%	to	0.10%
2015	1,899,046	$3.604066	to	$3.968792	$6,997,537	0.70%	to	1.25%	0.27%	to	0.27%	5.84%	to	6.43%
2014	1,985,002	$3.405095	to	$3.729119	$6,885,289	0.70%	to	1.25%	0.17%	to	0.19%	9.92%	to	10.52%
2013	2,416,327	$3.097926	to	$3.374125	$7,588,914	0.70%	to	1.25%	0.28%	to	0.37%	34.64%	to	35.39%
2012	2,871,238	$2.300838	to	$2.492242	$6,688,954	0.70%	to	1.25%	0.56%	to	0.77%	13.26%	to	13.89%
Fidelity® VIP Contrafund® Portfolio
2016	1,583,137	$5.768599	to	$6.387460	$9,546,016	0.70%	to	1.25%	0.75%	to	0.86%	6.67%	to	7.25%
2015	1,874,715	$5.408016	to	$5.955450	$10,500,413	0.70%	to	1.25%	1.02%	to	1.06%	(0.58)%	to	(0.03)%
2014	2,085,068	$5.439543	to	$5.957318	$11,698,130	0.70%	to	1.25%	0.79%	to	0.86%	10.55%	to	11.16%
2013	2,502,763	$4.920305	to	$5.359097	$12,618,132	0.70%	to	1.25%	1.02%	to	1.05%	29.66%	to	30.37%
2012	2,775,070	$3.794878	to	$4.110646	$10,739,464	0.70%	to	1.25%	0.94%	to	1.15%	14.97%	to	15.60%
Fidelity® VIP Overseas Portfolio
2016	475,972	$2.085535	to	$2.309605	$1,052,524	0.70%	to	1.25%	1.09%	to	1.48%	(6.24)%	to	(5.72)%
2015	546,437	$2.224311	to	$2.449811	$1,267,397	0.70%	to	1.25%	1.36%	to	1.37%	2.34%	to	2.90%
2014	629,339	$2.173513	to	$2.380726	$1,416,390	0.70%	to	1.25%	0.47%	to	1.10%	(9.22)%	to	(8.72)%
2013	836,276	$2.394238	to	$2.608100	$2,051,973	0.70%	to	1.25%	0.60%	to	1.36%	28.82%	to	29.53%
2012	951,366	$1.858632	to	$2.013555	$1,802,846	0.70%	to	1.25%	1.40%	to	1.84%	19.24%	to	19.90%
Fidelity® VIP Freedom 2020 Portfolio
2016	19,427	$21.931464	to	$21.931464	$426,072	1.25%	to	1.25%	1.13%	to	1.13%	4.49%	to	4.49%
2015	21,728	$20.988658	to	$20.988658	$456,037	1.25%	to	1.25%	1.58%	to	1.58%	(1.70)%	to	(1.70)%
2014	22,533	$21.350658	to	$21.350658	$481,088	1.25%	to	1.25%	1.19%	to	1.19%	3.30%	to	3.30%
2013	24,246	$20.669392	to	$20.669392	$501,158	1.25%	to	1.25%	1.94%	to	1.94%	14.20%	to	14.20%
2012	16,983	$18.099513	to	$18.099513	$307,380	1.25%	to	1.25%	1.87%	to	1.87%	11.67%	to	11.67%
Fidelity® VIP Freedom 2030 Portfolio
2016	4,832	$24.654938	to	$24.654938	$119,131	1.25%	to	1.25%	1.32%	to	1.32%	5.06%	to	5.06%
2015	5,169	$23.468367	to	$23.468367	$121,312	1.25%	to	1.25%	1.78%	to	1.78%	(1.77)%	to	(1.77)%
2014	3,396	$23.890078	to	$23.890078	$81,142	1.25%	to	1.25%	1.31%	to	1.31%	3.44%	to	3.44%
2013	4,096	$23.095101	to	$23.095101	$94,599	1.25%	to	1.25%	2.72%	to	2.72%	19.90%	to	19.90%
2012	759	$19.261850	to	$19.261850	$14,623	1.25%	to	1.25%	0.81%	to	0.81%	13.75%	to	13.75%
Fidelity® VIP Freedom 2015 Portfolio
2016	9,635	$20.125426	to	$20.125426	$193,913	1.25%	to	1.25%	0.71%	to	0.71%	4.27%	to	4.27%
2015	24,340	$19.301406	to	$19.301406	$469,796	1.25%	to	1.25%	1.40%	to	1.40%	(1.74)%	to	(1.74)%
2014	29,894	$19.643671	to	$19.643671	$587,229	1.25%	to	1.25%	1.43%	to	1.43%	3.16%	to	3.16%
2013	29,804	$19.042459	to	$19.042459	$567,535	1.25%	to	1.25%	1.79%	to	1.79%	12.69%	to	12.69%
2012	25,708	$16.898529	to	$16.898529	$434,434	1.25%	to	1.25%	1.60%	to	1.60%	10.51%	to	10.51%
Fidelity® VIP Freedom 2025 Portfolio
2016	29,384	$23.522789	to	$23.522789	$691,196	1.25%	to	1.25%	1.33%	to	1.33%	4.67%	to	4.67%
2015	27,129	$22.473081	to	$22.473081	$609,665	1.25%	to	1.25%	1.62%	to	1.62%	(1.74)%	to	(1.74)%
2014	26,666	$22.871218	to	$22.871218	$609,889	1.25%	to	1.25%	2.52%	to	2.52%	3.55%	to	3.55%
2013	8,932	$22.086978	to	$22.086978	$197,289	1.25%	to	1.25%	1.57%	to	1.57%	18.23%	to	18.23%
2012	4,943	$18.681616	to	$18.681616	$92,352	1.25%	to	1.25%	1.58%	to	1.58%	13.37%	to	13.37%
Fidelity® VIP Freedom Income Portfolio
2016	825	$14.295238	to	$14.295238	$11,801	1.25%	to	1.25%	1.27%	to	1.27%	2.88%	to	2.88%
2015	747	$13.894892	to	$13.894892	$10,386	1.25%	to	1.25%	1.77%	to	1.77%	(1.80)%	to	(1.80)%
2014	565	$14.150294	to	$14.150294	$8,001	1.25%	to	1.25%	0.66%	to	0.66%	2.25%	to	2.25%
2013	1,784	$13.838653	to	$13.838653	$24,694	1.25%	to	1.25%	1.27%	to	1.27%	3.90%	to	3.90%
Fidelity® VIP FundsManager 20% Portfolio
2016	707	$13.707900	to	$13.707900	$9,691	1.25%	to	1.25%	1.18%	to	1.18%	1.39%	to	1.39%
2015	707	$13.519602	to	$13.519602	$9,563	1.25%	to	1.25%	1.04%	to	1.04%	(1.41)%	to	(1.41)%
2014	708	$13.712755	to	$13.712755	$9,705	1.25%	to	1.25%	1.13%	to	1.13%	2.69%	to	2.69%
2013	708	$13.353623	to	$13.353623	$9,456	1.25%	to	1.25%	0.69%	to	0.69%	4.15%	to	4.15%
2012	1,783	$12.821972	to	$12.821972	$22,863	1.25%	to	1.25%	1.24%	to	1.24%	4.12%	to	4.12%
Fidelity® VIP FundsManager 70% Portfolio
2016	999	$21.879400	to	$21.879400	$21,851	1.25%	to	1.25%	0.95%	to	0.95%	3.56%	to	3.56%
2015	1,053	$21.127095	to	$21.127095	$22,240	1.25%	to	1.25%	0.86%	to	0.86%	(0.96)%	to	(0.96)%
2014	932	$21.331569	to	$21.331569	$19,892	1.25%	to	1.25%	1.02%	to	1.02%	3.80%	to	3.80%
2013	922	$20.551088	to	$20.551088	$18,955	1.25%	to	1.25%	1.14%	to	1.14%	20.03%	to	20.03%
2012	249	$17.122147	to	$17.122147	$4,256	1.25%	to	1.25%	1.46%	to	1.46%	11.58%	to	11.58%
Fidelity® VIP FundsManager 85% Portfolio
2016	1,349	$24.584420	to	$24.584420	$33,153	1.25%	to	1.25%	0.83%	to	0.83%	4.17%	to	4.17%
2015	1,277	$23.600876	to	$23.600876	$30,148	1.25%	to	1.25%	1.30%	to	1.30%	(0.90)%	to	(0.90)%
2014	1,224	$23.815401	to	$23.815401	$29,154	1.25%	to	1.25%	2.64%	to	2.64%	3.77%	to	3.77%
2013	51	$22.950151	to	$22.950151	$1,176	1.25%	to	1.25%	0.86%	to	0.86%	25.96%	to	25.96%
2012	41	$18.220310	to	$18.220310	$744	1.25%	to	1.25%	0.32%	to	0.32%	12.59%	to	12.59%
Franklin Income VIP Fund
2016	58,083	$16.189694	to	$16.189694	$940,341	1.25%	to	1.25%	4.76%	to	4.76%	12.61%	to	12.61%
2015	97,210	$14.376681	to	$14.376681	$1,397,552	1.25%	to	1.25%	4.73%	to	4.73%	(8.21)%	to	(8.21)%
2014	116,824	$15.662413	to	$15.662413	$1,829,750	1.25%	to	1.25%	4.94%	to	4.94%	3.32%	to	3.32%
2013	138,404	$15.159681	to	$15.159681	$2,098,156	1.25%	to	1.25%	6.69%	to	6.69%	12.53%	to	12.53%
2012	147,318	$13.472150	to	$13.472150	$1,984,696	1.25%	to	1.25%	6.38%	to	6.38%	11.25%	to	11.25%
Hartford Balanced HLS Fund
2016	152,573,794	$16.607428	to	$19.898825	$744,204,599	0.15%	to	2.55%	2.77%	to	2.87%	3.37%	to	5.88%
2015	175,724,816	$15.685488	to	$19.250700	$817,302,339	0.15%	to	2.55%	1.89%	to	1.92%	(2.34)%	to	0.03%
2014	205,114,766	$15.681152	to	$19.712918	$956,301,262	0.15%	to	2.55%	1.81%	to	1.83%	7.03%	to	9.63%
2013	247,249,245	$14.304249	to	$18.418724	$1,047,240,329	0.15%	to	2.55%	1.61%	to	1.62%	18.14%	to	21.01%
2012	300,957,251	$11.820994	to	$15.590722	$1,048,363,693	0.15%	to	2.55%	2.90%	to	3.01%	9.20%	to	11.85%
Hartford Total Return Bond HLS Fund
2016	94,174,073	$11.063055	to	$12.651988	$277,832,323	0.15%	to	2.55%	2.28%	to	2.60%	1.59%	to	4.34%
2015	108,736,467	$10.603134	to	$12.453762	$308,268,283	0.15%	to	2.55%	2.93%	to	2.98%	(3.31)%	to	(0.74)%
2014	128,772,154	$10.681775	to	$12.879894	$370,280,264	0.15%	to	2.55%	2.97%	to	3.27%	3.02%	to	5.73%
2013	156,862,258	$10.103003	to	$12.502215	$422,212,220	0.15%	to	2.55%	3.68%	to	3.88%	(4.13)%	to	(1.51)%
2012	207,845,620	$10.258086	to	$13.041067	$565,319,207	0.15%	to	2.55%	3.89%	to	4.09%	4.57%	to	7.38%
Hartford Capital Appreciation HLS Fund
2016	125,591,540	$24.096494	to	$49.275632	$1,148,366,207	0.15%	to	2.55%	1.10%	to	1.17%	2.86%	to	5.36%
2015	146,912,438	$23.425414	to	$46.767179	$1,273,264,469	0.15%	to	2.55%	0.88%	to	0.89%	(1.53)%	to	0.87%
2014	171,294,753	$23.788675	to	$46.365865	$1,467,086,807	0.15%	to	2.55%	0.69%	to	0.87%	4.60%	to	7.15%
2013	206,357,011	$22.741479	to	$43.273468	$1,628,087,321	0.15%	to	2.55%	0.19%	to	0.91%	35.58%	to	38.87%
2012	260,386,444	$16.773521	to	$31.161179	$1,449,743,721	0.15%	to	2.55%	1.45%	to	2.03%	15.36%	to	18.16%
Hartford Dividend and Growth HLS Fund
2016	125,443,126	$8.713644	to	$23.176621	$561,230,896	0.25%	to	2.55%	2.07%	to	2.18%	11.99%	to	14.60%
2015	144,583,898	$7.603607	to	$20.694545	$570,124,408	0.25%	to	2.55%	1.84%	to	1.92%	(3.65)%	to	(1.40)%
2014	170,572,101	$7.711883	to	$21.477674	$683,220,501	0.25%	to	2.55%	1.88%	to	1.92%	10.12%	to	12.68%
2013	205,934,346	$6.844185	to	$19.504567	$733,690,562	0.25%	to	2.55%	0.38%	to	2.24%	28.60%	to	31.59%
2012	258,584,997	$5.200999	to	$15.166408	$698,468,502	0.25%	to	2.55%	1.82%	to	2.09%	10.73%	to	13.31%
Hartford Healthcare HLS Fund
2016	6,631,660	$6.126384	to	$30.282716	$33,720,189	0.25%	to	2.55%	3.32%	to	3.55%	(10.94)%	to	(8.62)%
2015	7,525,871	$6.704291	to	$34.002148	$42,347,973	0.25%	to	2.55%	—%	to	—%	10.13%	to	12.93%
2014	8,717,914	$5.936772	to	$30.873490	$43,932,151	0.25%	to	2.55%	0.04%	to	0.26%	23.80%	to	27.08%
2013	10,269,066	$4.671807	to	$24.937357	$41,176,682	0.25%	to	2.55%	—%	to	0.53%	47.69%	to	51.46%
2012	12,923,594	$3.084440	to	$16.919866	$34,485,122	0.25%	to	2.50%	0.12%	to	0.39%	17.35%	to	20.32%
Hartford Global Growth HLS Fund
2016	28,796,664	$3.511345	to	$22.234462	$71,696,622	0.25%	to	2.55%	0.40%	to	0.68%	(0.85)%	to	1.70%
2015	34,899,664	$3.452731	to	$22.424533	$86,345,470	0.25%	to	2.55%	0.35%	to	0.47%	5.05%	to	7.77%
2014	39,694,766	$3.203830	to	$21.346842	$91,414,841	0.25%	to	2.55%	0.34%	to	0.46%	3.90%	to	6.52%
2013	39,039,397	$3.007662	to	$20.545960	$83,486,826	0.25%	to	2.55%	—%	to	0.77%	32.48%	to	35.95%
2012	51,657,517	$2.212255	to	$15.540082	$79,561,876	0.25%	to	2.50%	0.25%	to	0.56%	20.06%	to	23.10%
Hartford Disciplined Equity HLS Fund
2016	30,909,174	$3.130383	to	$25.418843	$76,530,870	0.25%	to	2.50%	0.63%	to	0.92%	2.89%	to	5.50%
2015	35,503,096	$2.967304	to	$24.706032	$83,817,386	0.25%	to	2.50%	0.48%	to	0.81%	3.96%	to	6.57%
2014	41,670,115	$2.784441	to	$23.764555	$92,593,303	0.25%	to	2.50%	0.50%	to	0.73%	13.01%	to	15.89%
2013	51,126,833	$2.402636	to	$21.029577	$97,256,674	0.25%	to	2.50%	0.75%	to	1.72%	32.13%	to	35.48%
2012	66,748,638	$1.773440	to	$16.047298	$92,089,204	0.25%	to	2.55%	1.30%	to	1.57%	14.66%	to	17.33%
Hartford Growth Opportunities HLS Fund
2016	33,692,672	$3.506008	to	$25.555087	$105,755,024	0.25%	to	2.55%	0.15%	to	0.43%	(3.27)%	to	(0.74)%
2015	40,407,856	$3.532119	to	$26.419523	$128,857,837	0.25%	to	2.55%	—%	to	0.13%	8.66%	to	11.46%
2014	44,635,102	$3.169054	to	$24.313439	$127,506,902	0.25%	to	2.55%	0.02%	to	0.17%	10.96%	to	13.86%
2013	33,504,355	$2.783319	to	$22.189472	$84,274,998	0.25%	to	2.55%	—%	to	0.01%	32.33%	to	35.40%
2012	42,585,420	$2.055557	to	$16.768515	$79,127,667	0.25%	to	2.55%	—%	to	—%	23.67%	to	26.54%
Hartford High Yield HLS Fund
2016	24,291,673	$2.891120	to	$20.717970	$60,059,014	0.25%	to	2.55%	6.01%	to	6.24%	11.12%	to	13.97%
2015	27,624,803	$2.536849	to	$18.644118	$60,315,993	0.25%	to	2.55%	6.38%	to	6.65%	(6.97)%	to	(4.54)%
2014	34,094,848	$2.303596	to	$20.040308	$78,188,552	0.80%	to	2.55%	7.38%	to	7.55%	(0.26)%	to	1.76%
2013	42,335,317	$2.597293	to	$20.093255	$95,403,790	0.25%	to	2.55%	0.79%	to	7.74%	3.50%	to	6.16%
2012	57,473,872	$2.446482	to	$19.414004	$121,751,909	0.25%	to	2.55%	8.58%	to	8.85%	11.16%	to	14.03%
Hartford International Opportunities HLS Fund
2016	70,102,308	$4.262334	to	$16.269214	$164,962,981	0.15%	to	2.55%	1.32%	to	1.67%	(1.60)%	to	1.11%
2015	81,175,591	$4.215734	to	$16.533795	$190,332,104	0.15%	to	2.55%	1.22%	to	1.41%	(0.91)%	to	1.72%
2014	93,429,334	$4.144313	to	$16.685282	$216,937,211	0.15%	to	2.55%	1.96%	to	2.20%	(6.56)%	to	(4.02)%
2013	111,338,122	$4.317809	to	$17.855902	$269,383,602	0.15%	to	2.55%	1.83%	to	2.13%	18.23%	to	21.37%
2012	139,938,612	$3.557593	to	$15.103260	$276,679,761	0.15%	to	2.55%	1.60%	to	1.87%	16.88%	to	20.02%
Hartford Small/Mid Cap Equity HLS Fund
2016	1,223,462	$18.534168	to	$28.231984	$21,793,212	0.80%	to	2.55%	1.07%	to	1.44%	13.41%	to	15.56%
2015	1,076,921	$16.038953	to	$24.894745	$16,486,385	0.80%	to	2.55%	0.98%	to	1.24%	(7.36)%	to	(5.49)%
2014	1,262,000	$16.971289	to	$26.873052	$20,892,009	0.80%	to	2.55%	1.28%	to	1.59%	2.36%	to	4.39%
2013	1,639,134	$16.258339	to	$26.253881	$25,838,575	0.80%	to	2.55%	—%	to	1.36%	33.63%	to	36.42%
2012	1,824,121	$11.918226	to	$19.686458	$21,107,459	0.80%	to	2.50%	0.28%	to	0.62%	12.73%	to	14.95%
Hartford MidCap HLS Fund
2016	17,909,853	$10.283273	to	$26.879188	$145,530,711	0.25%	to	2.35%	0.03%	to	0.19%	9.10%	to	11.70%
2015	20,369,154	$9.206314	to	$24.638323	$149,594,588	0.25%	to	2.35%	0.07%	to	0.08%	(1.02)%	to	1.34%
2014	23,194,199	$9.084240	to	$24.891435	$169,943,855	0.25%	to	2.35%	—%	to	0.10%	8.51%	to	11.09%
2013	26,974,047	$8.177076	to	$22.938841	$179,429,154	0.25%	to	2.35%	0.01%	to	0.13%	36.22%	to	39.47%
2012	32,175,969	$5.863032	to	$16.839398	$154,714,644	0.25%	to	2.35%	0.57%	to	0.84%	16.37%	to	19.14%
Hartford MidCap Value HLS Fund
2016	31,874,837	$3.681587	to	$29.950878	$97,448,120	0.25%	to	2.55%	0.52%	to	0.54%	9.98%	to	12.54%
2015	36,085,126	$3.271411	to	$27.233257	$98,806,734	0.25%	to	2.55%	0.58%	to	0.59%	(3.70)%	to	(1.46)%
2014	41,353,283	$3.319820	to	$28.279521	$116,895,360	0.25%	to	2.55%	0.68%	to	0.68%	5.49%	to	7.95%
2013	48,702,978	$3.075452	to	$26.807485	$128,470,601	0.25%	to	2.55%	0.98%	to	1.24%	31.32%	to	34.37%
2012	58,797,850	$2.288749	to	$20.413988	$116,362,266	0.25%	to	2.55%	0.90%	to	1.18%	21.81%	to	24.64%
Hartford Ultrashort Bond HLS Fund
2016	42,071,071	$4.020501	to	$8.241362	$63,819,139	0.15%	to	2.55%	0.46%	to	0.48%	(1.58)%	to	0.82%
2015	48,459,653	$3.987933	to	$8.373392	$73,743,189	0.15%	to	2.55%	0.32%	to	0.32%	(2.39)%	to	(0.02)%
2014	57,715,886	$3.988756	to	$8.578740	$88,126,047	0.15%	to	2.55%	—%	to	—%	(2.42)%	to	(0.05)%
2013	79,151,064	$3.990668	to	$8.791539	$121,294,430	0.15%	to	2.55%	—%	to	—%	(2.52)%	to	(0.15)%
2012	102,291,951	$3.996574	to	$9.018619	$156,530,238	0.15%	to	2.55%	—%	to	—%	(2.52)%	to	(0.15)%
Hartford Small Company HLS Fund
2016	21,614,520	$4.908794	to	$21.702692	$70,139,613	0.25%	to	2.55%	—%	to	—%	(0.76)%	to	1.79%
2015	24,879,058	$4.822478	to	$21.868502	$80,140,972	0.25%	to	2.55%	—%	to	—%	(10.76)%	to	(8.44)%
2014	28,308,641	$5.267087	to	$24.504167	$100,026,821	0.25%	to	2.55%	—%	to	—%	4.16%	to	6.80%
2013	34,169,068	$4.931545	to	$23.525408	$112,459,420	0.25%	to	2.55%	—%	to	0.06%	40.35%	to	44.02%
2012	43,186,433	$3.424249	to	$16.762227	$98,044,142	0.25%	to	2.55%	—%	to	—%	12.45%	to	15.35%
Hartford SmallCap Growth HLS Fund
2016	18,091,491	$3.377755	to	$32.080435	$56,062,539	0.25%	to	2.55%	—%	to	0.14%	9.25%	to	12.09%
2015	20,793,936	$3.013356	to	$29.363183	$57,663,417	0.25%	to	2.55%	—%	to	0.08%	(3.29)%	to	(0.79)%
2014	25,000,819	$3.037502	to	$30.362382	$70,005,871	0.25%	to	2.55%	—%	to	0.07%	2.92%	to	5.57%
2013	31,837,457	$2.877227	to	$29.882823	$84,357,776	0.25%	to	2.55%	0.37%	to	0.40%	41.23%	to	44.51%
2012	40,289,087	$1.991050	to	$21.159468	$73,697,224	0.25%	to	2.55%	—%	to	—%	14.44%	to	17.10%
Hartford Stock HLS Fund
2016	77,461,027	$24.651370	to	$32.444608	$464,902,377	0.15%	to	2.55%	1.56%	to	1.86%	4.44%	to	7.25%
2015	88,919,467	$23.602862	to	$30.250241	$494,987,083	0.15%	to	2.55%	1.51%	to	1.85%	(0.10)%	to	2.59%
2014	103,072,077	$23.697685	to	$29.486700	$555,423,299	0.15%	to	2.50%	1.61%	to	1.83%	8.29%	to	11.14%
2013	124,166,831	$21.882569	to	$26.531164	$596,911,162	0.15%	to	2.50%	1.87%	to	1.92%	28.67%	to	32.05%
2012	156,557,773	$17.147153	to	$20.092090	$548,666,998	0.15%	to	2.55%	2.05%	to	2.10%	11.51%	to	14.21%
Hartford U.S. Government Securities HLS Fund
2016	71,043,759	$9.746053	to	$11.950244	$86,871,234	0.15%	to	2.55%	1.63%	to	1.97%	(1.28)%	to	1.39%
2015	82,396,563	$9.872641	to	$11.786478	$100,552,894	0.15%	to	2.55%	1.60%	to	1.81%	(1.20)%	to	1.41%
2014	94,801,346	$9.992560	to	$11.622614	$115,577,320	0.15%	to	2.55%	1.61%	to	1.96%	0.01%	to	2.66%
2013	112,401,348	$9.991997	to	$11.321412	$135,461,174	0.15%	to	2.55%	2.05%	to	2.39%	(4.44)%	to	(1.83)%
2012	147,597,598	$10.456247	to	$11.532398	$183,118,500	0.15%	to	2.55%	2.57%	to	2.97%	0.83%	to	3.54%
Hartford Value HLS Fund
2016	34,776,588	$2.679183	to	$22.259303	$76,956,772	0.25%	to	2.55%	1.78%	to	1.83%	10.83%	to	13.41%
2015	40,050,259	$2.362391	to	$20.083965	$78,975,637	0.25%	to	2.55%	1.59%	to	1.59%	(5.52)%	to	(3.32)%
2014	46,607,452	$2.443602	to	$21.257953	$96,239,553	0.25%	to	2.55%	1.53%	to	1.56%	8.56%	to	11.09%
2013	57,518,803	$2.199698	to	$19.581385	$108,099,539	0.25%	to	2.55%	0.37%	to	1.71%	28.62%	to	31.61%
2012	71,600,681	$1.671361	to	$15.224093	$103,633,036	0.25%	to	2.55%	2.40%	to	3.10%	14.04%	to	16.69%
Catalyst Dividend Capture VA Fund+
2016	2,556,962	$2.275568	to	$21.655144	$5,966,859	1.15%	to	2.40%	—%	to	4.55%	4.43%	to	5.75%
2015	3,101,282	$2.151928	to	$20.736132	$7,046,108	1.15%	to	2.40%	4.13%	to	4.31%	(5.36)%	to	(4.17)%
2014	4,050,318	$2.245462	to	$21.909730	$9,630,515	1.15%	to	2.40%	3.39%	to	4.32%	7.55%	to	8.90%
2013	3,112,050	$2.061925	to	$20.371930	$7,009,918	1.15%	to	2.40%	2.61%	to	3.10%	17.12%	to	18.59%
2012	4,240,330	$1.738670	to	$17.394035	$7,956,101	1.15%	to	2.40%	3.49%	to	3.92%	8.82%	to	10.19%
Catalyst Insider Buying VA Fund+
2016	1,445,909	$2.204971	to	$24.402082	$3,004,228	1.15%	to	2.40%	—%	to	0.62%	8.37%	to	9.73%
2015	1,748,465	$2.009360	to	$22.517014	$3,369,024	1.15%	to	2.40%	0.55%	to	0.58%	(9.37)%	to	(8.23)%
2014	2,430,387	$2.189533	to	$24.844951	$5,107,641	1.15%	to	2.40%	0.12%	to	0.31%	(4.39)%	to	(3.18)%
2013	696,720	$2.261524	to	$25.984712	$1,556,758	1.15%	to	2.40%	0.28%	to	0.34%	28.80%	to	30.41%
2012	939,319	$1.734112	to	$20.175038	$1,592,365	1.15%	to	2.40%	—%	to	—%	19.72%	to	21.23%
BlackRock Global Opportunities V.I. Fund
2016	5,565	$1.501232	to	$17.312595	$27,521	1.25%	to	2.20%	1.91%	to	2.06%	1.34%	to	2.30%
2015	5,759	$1.467442	to	$17.084505	$30,341	1.25%	to	2.20%	0.92%	to	0.98%	(1.48)%	to	(0.54)%
2014	5,948	$1.475365	to	$17.340787	$33,938	1.25%	to	2.20%	1.02%	to	1.17%	(6.24)%	to	(5.34)%
2013	6,596	$1.558655	to	$18.494662	$48,023	1.25%	to	2.20%	0.37%	to	0.50%	26.95%	to	28.16%
2012	34,243	$1.216142	to	$14.568218	$59,363	1.25%	to	2.20%	1.06%	to	1.12%	12.12%	to	13.19%
BlackRock Large Cap Growth V.I. Fund
2016	3,626	$1.683737	to	$1.897462	$6,105	1.25%	to	1.80%	—%	to	0.70%	5.96%	to	6.54%
2015	30,329	$1.580319	to	$1.790742	$53,548	1.25%	to	1.80%	0.60%	to	0.61%	0.90%	to	1.45%
2014	30,363	$1.557693	to	$1.774843	$53,094	1.25%	to	1.80%	0.56%	to	0.57%	12.13%	to	12.75%
2013	30,433	$1.381592	to	$1.582869	$47,421	1.25%	to	1.80%	0.31%	to	0.71%	31.53%	to	32.26%
2012	72,228	$1.044631	to	$1.203418	$86,310	1.25%	to	1.80%	1.09%	to	1.42%	13.17%	to	13.79%
UIF U.S. Real Estate Portfolio
2016	26,079	$16.632382	to	$16.632382	$433,755	1.25%	to	1.25%	0.91%	to	0.91%	5.23%	to	5.23%
2015	29,634	$15.806095	to	$15.806095	$468,400	1.25%	to	1.25%	1.18%	to	1.18%	0.66%	to	0.66%
2014	30,630	$15.703049	to	$15.703049	$480,977	1.25%	to	1.25%	1.24%	to	1.24%	27.82%	to	27.82%
2013	36,957	$12.285318	to	$12.285318	$454,029	1.25%	to	1.25%	0.84%	to	0.84%	0.49%	to	0.49%
2012	45,181	$12.225565	to	$12.225565	$552,360	1.25%	to	1.25%	0.62%	to	0.62%	14.19%	to	14.19%
Invesco V.I. Equity and Income Fund
2016	15,775	$17.890107	to	$17.890107	$282,212	1.25%	to	1.25%	1.64%	to	1.64%	13.41%	to	13.41%
2015	16,646	$15.774315	to	$15.774315	$262,579	1.25%	to	1.25%	2.27%	to	2.27%	(3.80)%	to	(3.80)%
2014	30,205	$16.396635	to	$16.396635	$495,265	1.25%	to	1.25%	1.52%	to	1.52%	7.42%	to	7.42%
2013	33,549	$15.264633	to	$15.264633	$512,119	1.25%	to	1.25%	1.44%	to	1.44%	23.34%	to	23.34%
2012	33,170	$12.376498	to	$12.376498	$410,529	1.25%	to	1.25%	1.77%	to	1.77%	10.99%	to	10.99%
UIF Mid Cap Growth Portfolio
2016	13,104	$14.390065	to	$14.390065	$188,564	1.25%	to	1.25%	—%	to	—%	(9.97)%	to	(9.97)%
2015	21,141	$15.983940	to	$15.983940	$337,914	1.25%	to	1.25%	—%	to	—%	(7.16)%	to	(7.16)%
2014	29,114	$17.216246	to	$17.216246	$501,232	1.25%	to	1.25%	—%	to	—%	0.58%	to	0.58%
2013	32,539	$17.117780	to	$17.117780	$556,993	1.25%	to	1.25%	0.22%	to	0.22%	35.78%	to	35.78%
2012	36,633	$12.607167	to	$12.607167	$461,837	1.25%	to	1.25%	—%	to	—%	7.14%	to	7.14%
Columbia Variable Portfolio - International Opportunities Fund+
2016	—	$1.830866	to	$13.699393	$—	1.25%	to	2.50%	0.78%	to	0.79%	(15.30)%	to	(14.78)%
2015	2,995,365	$2.148426	to	$16.174372	$6,103,877	1.25%	to	2.50%	0.28%	to	0.30%	(2.50)%	to	(1.27)%
2014	3,547,829	$2.176152	to	$16.589279	$7,332,656	1.25%	to	2.50%	0.03%	to	0.03%	(7.44)%	to	(6.27)%
2013	4,233,320	$2.321793	to	$18.013642	$9,338,322	1.25%	to	2.40%	0.41%	to	0.43%	17.54%	to	18.90%
2012	5,441,670	$1.952720	to	$15.325265	$10,122,780	1.25%	to	2.40%	0.94%	to	1.08%	14.83%	to	16.16%
Columbia Variable Portfolio - Large Cap Growth Fund III+
2016	—	$2.649977	to	$20.657899	$—	1.25%	to	2.50%	—%	to	—%	(9.09)%	to	(8.54)%
2015	6,797,828	$2.897275	to	$22.724427	$19,249,172	1.25%	to	2.50%	0.16%	to	0.16%	0.04%	to	1.30%
2014	7,784,735	$2.860083	to	$22.715030	$21,756,908	1.25%	to	2.50%	0.50%	to	0.50%	9.68%	to	11.06%
2013	9,168,284	$1.597460	to	$2.575325	$23,030,718	1.25%	to	2.25%	0.43%	to	0.44%	35.03%	to	36.39%
2012	11,245,188	$1.888275	to	$15.470623	$20,911,159	1.25%	to	2.35%	—%	to	0.36%	9.44%	to	10.65%
Columbia Variable Portfolio - Asset Allocation Fund
2016	1,242,410	$1.758765	to	$18.667141	$2,135,137	1.25%	to	2.35%	—%	to	2.24%	2.91%	to	4.05%
2015	1,383,041	$1.486726	to	$1.690305	$2,280,515	1.25%	to	2.15%	2.04%	to	2.09%	(1.08)%	to	(0.19)%
2014	1,673,350	$1.503008	to	$1.693505	$2,771,226	1.25%	to	2.15%	1.49%	to	2.45%	7.71%	to	8.68%
2013	1,909,000	$1.395476	to	$1.558248	$2,912,490	1.25%	to	2.15%	2.38%	to	2.43%	15.66%	to	16.70%
2012	2,354,861	$1.206558	to	$1.335237	$3,080,384	1.25%	to	2.15%	2.15%	to	2.28%	10.63%	to	11.63%
Variable Portfolio - Loomis Sayles Growth Fund II+
2016	—	$2.674336	to	$20.836506	$—	1.25%	to	2.50%	0.27%	to	0.27%	(3.87)%	to	(3.28)%
2015	4,348,863	$2.764897	to	$21.674345	$11,645,362	1.25%	to	2.50%	0.11%	to	0.11%	(0.35)%	to	0.90%
2014	5,232,054	$2.740165	to	$21.750726	$13,856,929	1.25%	to	2.50%	0.21%	to	0.22%	6.72%	to	8.06%
2013	6,600,912	$2.535712	to	$20.484947	$16,062,389	1.25%	to	2.40%	0.23%	to	0.24%	32.43%	to	33.96%
2012	8,187,617	$1.892900	to	$15.468473	$15,069,644	1.25%	to	2.40%	0.68%	to	0.81%	9.58%	to	10.84%
Columbia Variable Portfolio - Large Cap Growth Fund II+
2016	—	$1.502159	to	$17.755803	$—	1.25%	to	2.50%	—%	to	—%	(11.57)%	to	(11.02)%
2015	1,751,737	$1.688280	to	$20.078399	$2,889,550	1.25%	to	2.50%	—%	to	—%	(0.97)%	to	0.28%
2014	2,019,373	$1.683564	to	$20.274238	$3,323,443	1.25%	to	2.50%	—%	to	—%	6.37%	to	7.71%
2013	2,315,752	$1.563100	to	$2.018970	$3,561,622	1.25%	to	2.25%	0.43%	to	0.44%	39.27%	to	40.67%
2012	2,966,094	$1.111214	to	$1.449693	$3,281,901	1.25%	to	2.25%	—%	to	—%	8.91%	to	10.00%
Columbia Variable Portfolio - Dividend Opportunity Fund
2016	521,624	$13.340948	to	$14.320460	$7,298,653	1.25%	to	2.50%	—%	to	—%	10.86%	to	12.26%
2015	515,538	$12.033741	to	$12.756826	$6,476,207	1.25%	to	2.50%	—%	to	—%	(5.06)%	to	(3.86)%
2014	599,157	$12.674661	to	$13.269215	$7,856,821	1.25%	to	2.50%	—%	to	—%	7.36%	to	8.71%
2013	776,615	$11.837228	to	$12.206023	$9,382,552	1.25%	to	2.40%	—%	to	—%	23.81%	to	25.24%
2012	922,445	$9.560641	to	$9.745925	$8,936,226	1.25%	to	2.40%	—%	to	—%	11.40%	to	12.69%
Columbia Variable Portfolio - Income Opportunities Fund
2016	384,474	$10.759574	to	$11.237681	$4,263,388	1.25%	to	2.40%	10.92%	to	10.93%	8.30%	to	9.55%
2015	444,440	$9.934939	to	$10.257794	$4,513,465	1.25%	to	2.40%	9.40%	to	9.43%	(3.34)%	to	(2.23)%
2014	525,710	$10.278689	to	$10.491337	$5,480,357	1.25%	to	2.40%	—%	to	—%	1.55%	to	2.73%
2013	630,751	$10.121603	to	$10.212888	$6,422,465	1.25%	to	2.40%	6.08%	to	6.50%	1.22%	to	2.13%
Columbia Variable Portfolio - Mid Cap Growth Fund
2016	381,134	$12.908423	to	$13.533186	$5,077,505	1.25%	to	2.50%	—%	to	—%	(0.23)%	to	1.02%
2015	479,927	$12.938596	to	$13.396280	$6,346,056	1.25%	to	2.50%	—%	to	—%	3.01%	to	4.30%
2014	514,802	$12.560806	to	$12.843546	$6,563,943	1.25%	to	2.50%	—%	to	—%	4.76%	to	6.08%
2013	655,018	$11.999138	to	$12.107309	$7,903,833	1.25%	to	2.40%	—%	to	—%	19.99%	to	21.07%
Oppenheimer Global Fund/VA
2016	38,060	$14.472034	to	$14.472034	$550,805	1.25%	to	1.25%	0.75%	to	0.75%	(1.39)%	to	(1.39)%
2015	46,947	$14.676617	to	$14.676617	$689,022	1.25%	to	1.25%	1.05%	to	1.05%	2.38%	to	2.38%
2014	59,824	$14.334809	to	$14.334809	$857,566	1.25%	to	1.25%	0.84%	to	0.84%	0.79%	to	0.79%
2013	64,174	$14.222748	to	$14.222748	$912,736	1.25%	to	1.25%	1.12%	to	1.12%	25.41%	to	25.41%
2012	57,702	$11.340551	to	$11.340551	$654,378	1.25%	to	1.25%	2.02%	to	2.02%	19.45%	to	19.45%
Putnam VT Small Cap Value Fund
2016	12,784	$16.148696	to	$16.148696	$206,439	1.25%	to	1.25%	1.40%	to	1.40%	25.91%	to	25.91%
2015	20,828	$12.825188	to	$12.825188	$267,119	1.25%	to	1.25%	0.89%	to	0.89%	(5.43)%	to	(5.43)%
2014	24,811	$13.561392	to	$13.561392	$336,469	1.25%	to	1.25%	0.49%	to	0.49%	2.15%	to	2.15%
2013	34,092	$13.276071	to	$13.276071	$452,607	1.25%	to	1.25%	0.77%	to	0.77%	37.87%	to	37.87%
2012	25,529	$9.629143	to	$9.629143	$245,827	1.25%	to	1.25%	0.53%	to	0.53%	16.03%	to	16.03%
PIMCO VIT Real Return Portfolio
2016	40,526	$13.873671	to	$13.873671	$562,223	1.25%	to	1.25%	2.10%	to	2.10%	3.90%	to	3.90%
2015	58,126	$13.353479	to	$13.353479	$776,175	1.25%	to	1.25%	3.98%	to	3.98%	(3.91)%	to	(3.91)%
2014	70,528	$13.897485	to	$13.897485	$980,153	1.25%	to	1.25%	1.43%	to	1.43%	1.82%	to	1.82%
2013	87,365	$13.649217	to	$13.649217	$1,192,462	1.25%	to	1.25%	1.39%	to	1.39%	(10.35)%	to	(10.35)%
2012	131,658	$15.224338	to	$15.224338	$2,004,403	1.25%	to	1.25%	1.09%	to	1.09%	7.41%	to	7.41%
Pioneer Fund VCT Portfolio
2016	5,198,298	$1.543383	to	$1.756682	$8,767,790	1.15%	to	2.30%	0.97%	to	1.05%	7.12%	to	8.36%
2015	6,146,814	$1.440746	to	$1.621117	$9,596,668	1.15%	to	2.30%	0.80%	to	0.82%	(2.64)%	to	(1.51)%
2014	7,631,990	$1.479781	to	$1.646007	$12,149,472	1.15%	to	2.30%	0.77%	to	0.92%	8.26%	to	9.51%
2013	9,834,682	$1.366869	to	$1.503025	$14,356,258	1.15%	to	2.30%	1.01%	to	1.03%	29.96%	to	31.46%
2012	13,226,017	$1.051745	to	$1.143296	$14,731,659	1.15%	to	2.30%	1.25%	to	1.27%	7.45%	to	8.69%
Pioneer Mid Cap Value VCT Portfolio
2016	9,821	$16.828482	to	$16.828482	$165,275	1.25%	to	1.25%	0.48%	to	0.48%	14.79%	to	14.79%
2015	13,072	$14.660195	to	$14.660195	$191,641	1.25%	to	1.25%	0.55%	to	0.55%	(7.52)%	to	(7.52)%
2014	16,930	$15.851783	to	$15.851783	$268,377	1.25%	to	1.25%	0.66%	to	0.66%	13.37%	to	13.37%
2013	16,317	$13.981972	to	$13.981972	$228,143	1.25%	to	1.25%	0.77%	to	0.77%	31.10%	to	31.10%
2012	15,639	$10.664780	to	$10.664780	$166,792	1.25%	to	1.25%	0.87%	to	0.87%	9.45%	to	9.45%
Jennison 20/20 Focus Fund
2016	45,377	$2.072717	to	$2.216224	$95,559	1.25%	to	1.80%	—%	to	—%	(0.58)%	to	(0.03)%
2015	45,395	$2.084739	to	$2.216834	$95,974	1.25%	to	1.80%	—%	to	—%	3.97%	to	4.55%
2014	50,306	$2.005053	to	$2.120395	$101,813	1.25%	to	1.80%	—%	to	—%	4.80%	to	5.38%
2013	71,904	$1.913229	to	$2.012183	$140,340	1.25%	to	1.80%	—%	to	—%	27.05%	to	27.75%
2012	149,419	$1.505915	to	$1.575130	$231,650	1.25%	to	1.80%	—%	to	—%	8.64%	to	9.24%
Jennison Fund
2016	478,893	$1.239017	to	$1.619988	$594,573	1.25%	to	1.80%	—%	to	—%	(3.05)%	to	(2.52)%
2015	488,946	$1.271003	to	$1.670986	$624,304	1.25%	to	1.80%	—%	to	—%	9.05%	to	9.65%
2014	538,670	$1.159140	to	$1.532315	$629,661	1.25%	to	1.80%	—%	to	—%	7.63%	to	8.22%
2013	544,553	$1.071091	to	$1.423730	$590,046	1.25%	to	1.80%	—%	to	—%	34.67%	to	35.41%
2012	1,375,040	$0.791008	to	$1.057224	$1,084,910	1.25%	to	1.80%	—%	to	—%	13.66%	to	14.29%
Prudential Value Portfolio
2016	154,524	$1.868257	to	$21.898093	$401,746	1.25%	to	2.20%	—%	to	—%	8.54%	to	9.58%
2015	162,652	$1.704980	to	$20.175000	$390,205	1.25%	to	2.20%	—%	to	—%	(10.54)%	to	(9.68)%
2014	163,418	$1.887733	to	$22.550970	$444,210	1.25%	to	2.20%	—%	to	—%	7.27%	to	8.30%
2013	256,894	$1.602147	to	$1.743090	$426,734	1.25%	to	1.95%	—%	to	—%	29.97%	to	30.88%
2012	346,583	$1.232676	to	$1.331782	$442,775	1.25%	to	1.95%	0.55%	to	0.55%	11.93%	to	12.72%
Prudential SP International Growth Portfolio
2016	41,011	$0.997680	to	$1.074306	$43,257	1.45%	to	1.95%	—%	to	—%	(6.01)%	to	(5.54)%
2015	41,194	$1.061506	to	$1.137329	$46,043	1.45%	to	1.95%	—%	to	—%	1.10%	to	1.60%
2014	53,664	$1.049997	to	$1.150396	$59,477	1.25%	to	1.95%	—%	to	—%	(7.93)%	to	(7.29)%
2013	63,185	$1.140465	to	$1.240799	$75,825	1.25%	to	1.95%	—%	to	—%	16.22%	to	17.04%
2012	82,656	$0.981260	to	$1.060146	$85,000	1.25%	to	1.95%	—%	to	—%	19.51%	to	20.35%
Royce Small-Cap Portfolio
2016	27,582	$17.130030	to	$17.130030	$472,481	1.25%	to	1.25%	1.60%	to	1.60%	19.46%	to	19.46%
2015	37,555	$14.339485	to	$14.339485	$538,526	1.25%	to	1.25%	0.73%	to	0.73%	(12.90)%	to	(12.90)%
2014	42,167	$16.462914	to	$16.462914	$694,187	1.25%	to	1.25%	0.09%	to	0.09%	1.96%	to	1.96%
2013	68,682	$16.146969	to	$16.146969	$1,109,006	1.25%	to	1.25%	1.05%	to	1.05%	33.08%	to	33.08%
2012	79,261	$12.133238	to	$12.133238	$961,691	1.25%	to	1.25%	0.10%	to	0.10%	11.10%	to	11.10%
Legg Mason ClearBridge Appreciation Fund
2016	9,561	$27.346154	to	$27.346154	$261,452	1.00%	to	1.00%	1.06%	to	1.06%	7.98%	to	7.98%
2015	9,562	$25.324321	to	$25.324321	$242,146	1.00%	to	1.00%	0.98%	to	0.98%	0.42%	to	0.42%
2014	9,563	$25.217570	to	$25.217570	$241,151	1.00%	to	1.00%	0.91%	to	0.91%	9.63%	to	9.63%
2013	9,564	$23.002067	to	$23.002067	$219,989	1.00%	to	1.00%	1.01%	to	1.01%	28.00%	to	28.00%
2012	9,565	$17.970774	to	$17.970774	$171,894	1.00%	to	1.00%	1.38%	to	1.38%	14.33%	to	14.33%
Victory Variable Insurance Diversified Stock Fund
2016	19,515	$15.596010	to	$16.849822	$321,976	1.25%	to	1.75%	0.99%	to	1.00%	2.09%	to	2.60%
2015	23,417	$15.276305	to	$16.422075	$376,171	1.25%	to	1.75%	0.56%	to	0.57%	(4.80)%	to	(4.32)%
2014	29,865	$17.163150	to	$20.372631	$503,663	1.25%	to	2.00%	0.87%	to	0.90%	8.02%	to	8.83%
2013	35,191	$15.770465	to	$18.860398	$542,829	1.25%	to	2.00%	0.62%	to	0.62%	31.28%	to	32.27%
2012	44,632	$11.923243	to	$14.366565	$520,407	1.25%	to	2.00%	0.91%	to	0.97%	13.98%	to	14.84%
Invesco V.I. Comstock Fund
2016	10,415	$17.462616	to	$17.462616	$181,871	1.25%	to	1.25%	1.39%	to	1.39%	15.54%	to	15.54%
2015	10,726	$15.114185	to	$15.114185	$162,106	1.25%	to	1.25%	1.69%	to	1.69%	(7.36)%	to	(7.36)%
2014	14,410	$16.314960	to	$16.314960	$235,099	1.25%	to	1.25%	1.16%	to	1.16%	7.75%	to	7.75%
2013	15,737	$15.142159	to	$15.142159	$238,299	1.25%	to	1.25%	1.54%	to	1.54%	33.97%	to	33.97%
2012	13,350	$11.302669	to	$11.302669	$150,885	1.25%	to	1.25%	1.52%	to	1.52%	17.45%	to	17.45%
Invesco V.I. American Franchise Fund
2016	57,622	$14.538366	to	$15.332492	$877,298	1.25%	to	2.35%	—%	to	—%	(0.11)%	to	1.00%
2015	108,052	$14.554192	to	$15.181179	$1,610,154	1.25%	to	2.35%	—%	to	—%	2.57%	to	3.70%
2014	82,994	$14.270517	to	$14.639201	$1,210,863	1.25%	to	2.15%	0.04%	to	0.04%	6.13%	to	7.09%
2013	99,800	$13.445810	to	$13.669622	$1,361,018	1.25%	to	2.15%	0.44%	to	0.45%	37.16%	to	38.40%
2012	162,164	$9.786561	to	$9.876982	$1,597,939	1.25%	to	2.35%	—%	to	—%	(2.13)%	to	(1.23)%
Wells Fargo VT Index Asset Allocation Fund
2016	7,616	$1.967436	to	$1.967436	$14,984	1.90%	to	1.90%	0.89%	to	0.89%	5.64%	to	5.64%
2015	7,616	$1.862327	to	$1.862327	$14,183	1.90%	to	1.90%	1.03%	to	1.03%	(0.66)%	to	(0.66)%
2014	7,287	$1.874650	to	$1.874650	$13,660	1.90%	to	1.90%	1.53%	to	1.53%	15.84%	to	15.84%
2013	7,287	$1.618343	to	$1.618343	$11,792	1.90%	to	1.90%	1.65%	to	1.65%	17.38%	to	17.38%
2012	7,291	$1.378700	to	$1.378700	$10,053	1.90%	to	1.90%	1.42%	to	1.42%	10.91%	to	10.91%
Wells Fargo VT Total Return Bond Fund+
2016	—	$1.534303	to	$1.588072	$—	1.65%	to	1.90%	0.47%	to	0.47%	1.81%	to	1.94%
2015	7,708	$1.507008	to	$1.557915	$11,702	1.65%	to	1.90%	1.29%	to	1.29%	(1.75)%	to	(1.50)%
2014	7,369	$1.533817	to	$1.581679	$11,382	1.65%	to	1.90%	1.36%	to	1.36%	3.60%	to	3.86%
2013	7,304	$1.480466	to	$1.522846	$10,881	1.65%	to	1.90%	1.18%	to	1.25%	(4.27)%	to	(4.03)%
2012	19,738	$1.546485	to	$1.586793	$30,577	1.65%	to	1.90%	1.44%	to	1.49%	4.11%	to	4.37%
Wells Fargo VT Intrinsic Value Fund+
2016	—	$1.730261	to	$1.730261	$—	1.65%	to	1.65%	1.89%	to	1.89%	(0.14)%	to	(0.14)%
2015	1,350	$1.732675	to	$1.732675	$2,338	1.65%	to	1.65%	0.86%	to	0.86%	(2.15)%	to	(2.15)%
2014	1,342	$1.770800	to	$1.770800	$2,378	1.65%	to	1.65%	0.76%	to	0.76%	8.51%	to	8.51%
2013	1,405	$1.631978	to	$1.631978	$2,293	1.65%	to	1.65%	1.03%	to	1.03%	28.17%	to	28.17%
2012	35,864	$1.240846	to	$1.273268	$44,551	1.65%	to	1.90%	1.35%	to	1.36%	17.22%	to	17.52%
Wells Fargo VT International Equity Fund
2016	2,859,520	$1.947089	to	$14.278233	$4,274,082	1.15%	to	2.45%	3.26%	to	3.48%	0.75%	to	2.07%
2015	3,639,028	$1.907551	to	$14.171400	$5,311,132	1.15%	to	2.45%	3.88%	to	4.10%	(0.18)%	to	1.13%
2014	4,181,779	$1.886318	to	$14.197051	$5,996,920	1.15%	to	2.45%	2.74%	to	2.99%	(7.59)%	to	(6.38)%
2013	4,979,196	$2.014936	to	$15.363555	$7,651,102	1.15%	to	2.45%	2.44%	to	2.48%	17.04%	to	18.57%
2012	6,357,767	$11.788898	to	$13.127174	$8,133,848	1.15%	to	2.45%	1.68%	to	1.68%	10.93%	to	12.18%
Wells Fargo VT Small Cap Growth Fund
2016	117,041	$17.643851	to	$19.249420	$2,200,084	1.15%	to	2.50%	—%	to	—%	5.43%	to	6.87%
2015	144,856	$16.734373	to	$18.012433	$2,559,120	1.15%	to	2.50%	—%	to	—%	(5.04)%	to	(3.75)%
2014	180,041	$17.622403	to	$18.713842	$3,210,246	1.15%	to	2.50%	—%	to	—%	(4.10)%	to	(2.80)%
2013	223,149	$18.376160	to	$19.252544	$4,121,870	1.15%	to	2.50%	—%	to	—%	46.84%	to	48.84%
2012	255,212	$12.513990	to	$12.935392	$3,156,776	1.15%	to	2.50%	—%	to	—%	5.44%	to	6.88%
Wells Fargo VT Small Cap Value Fund+
2016	—	$13.049561	to	$14.139445	$—	1.15%	to	2.50%	0.51%	to	0.65%	6.19%	to	6.89%
2015	254,442	$12.288846	to	$13.227651	$3,270,459	1.15%	to	2.50%	0.54%	to	0.61%	(12.56)%	to	(11.37)%
2014	320,164	$14.053851	to	$14.924536	$4,672,036	1.15%	to	2.50%	—%	to	0.59%	2.05%	to	3.44%
2013	373,443	$13.795343	to	$14.428683	$5,296,213	1.15%	to	2.45%	0.97%	to	0.99%	12.25%	to	13.72%
2012	485,029	$12.290051	to	$12.688341	$6,080,729	1.15%	to	2.45%	1.13%	to	1.15%	11.57%	to	13.03%
Wells Fargo VT Opportunity Fund
2016	162,640	$16.917220	to	$18.181991	$2,920,438	1.15%	to	2.50%	2.22%	to	2.32%	9.74%	to	11.23%
2015	246,721	$15.415377	to	$16.345729	$3,996,962	1.15%	to	2.50%	0.35%	to	0.40%	(5.25)%	to	(3.96)%
2014	282,511	$16.269011	to	$17.019429	$4,771,819	1.15%	to	2.50%	0.29%	to	0.44%	7.97%	to	9.44%
2013	323,860	$15.068193	to	$15.551922	$5,005,193	1.15%	to	2.50%	0.44%	to	0.53%	27.76%	to	29.50%
2012	376,503	$11.793976	to	$12.009593	$4,505,827	1.15%	to	2.50%	0.57%	to	0.59%	12.95%	to	14.48%
HIMCO VIT Index Fund
2016	25,134,047	$12.312718	to	$23.463163	$150,131,302	0.15%	to	2.50%	2.11%	to	2.22%	8.59%	to	11.42%
2015	28,574,730	$11.050342	to	$21.607364	$152,141,264	0.15%	to	2.50%	0.34%	to	0.35%	(1.67)%	to	0.91%
2014	32,745,183	$10.950530	to	$21.973575	$176,285,902	0.15%	to	2.50%	—%	to	—%	4.09%	to	13.16%
Columbia Variable Portfolio - Large Cap Growth Fund+
2016	1,819,402	$10.505251	to	$10.608394	$19,281,130	1.25%	to	2.50%	—%	to	—%	5.05%	to	6.08%
Columbia Variable Portfolio - Select International Equity Fund+
2016	526,103	$9.767869	to	$9.863879	$5,178,019	1.25%	to	2.50%	1.09%	to	1.10%	(2.32)%	to	(1.36)%
Variable Portfolio - Loomis Sayles Growth Fund+
2016	984,696	$10.572329	to	$10.676129	$10,499,958	1.25%	to	2.50%	—%	to	—%	5.72%	to	6.76%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2016 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholder of
Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. These consolidated financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on the consolidated financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2017

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	For the years ended December 31,
(In millions)	2016	2015	2014
Revenues
Fee income and other	$969	$1,097	$1,210
Earned premiums	203	92	32
Net investment income	1,373	1,456	1,543
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(29)	(63)	(31)
OTTI losses recognized in other comprehensive income (losses) ("OCI")	1	2	2
Net OTTI losses recognized in earnings	(28)	(61)	(29)
Other net realized capital gains (losses)	(135)	(85)	606
Total net realized capital gains (losses)	(163)	(146)	577
Total revenues	2,382	2,499	3,362
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	1,437	1,402	1,460
Amortization of deferred policy acquisition costs ("DAC")	114	69	206
Insurance operating costs and other expenses	472	524	851
Reinsurance gain on disposition	—	(28)	(23)
Dividends to policyholders	3	2	7
Total benefits, losses and expenses	2,026	1,969	2,501
Income before income taxes	356	530	861
Income tax expense	74	30	184
Net income	282	500	677
Net income attributable to noncontrolling interest	—	—	1
Net income attributable to Hartford Life Insurance Company	$282	$500	$676
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Year Ended December 31,
(In millions)	2016	2015	2014
Net income	$282	$500	$677
Other comprehensive income (loss):
Change in net unrealized gain on securities	154	(615)	659
Change in net gain on cash-flow hedging instruments	(25)	(13)	(9)
Change in foreign currency translation adjustments	—	—	(3)
OCI, net of tax	129	(628)	647
Comprehensive income (loss)	411	(128)	1,324
Less: Comprehensive income attributable to noncontrolling interest	—	—	1
Comprehensive income (loss) attributable to Hartford Life Insurance Company	$411	$(128)	$1,323
 See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	As of December 31,
(In millions, except for share data)	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,507 and $23,559)	$23,819	$24,657
Fixed maturities, at fair value using the fair value option (includes variable interest entity assets, at fair value, of $0 and $49)	82	165
Equity securities, available-for-sale, at fair value (cost of $142 and $471) (includes equity securities, at fair value using the fair value option, of $0 and $281, and variable interest entity assets of $0 and $1)	152	459
Mortgage loans (net of allowance for loan losses of $19 and $19)	2,811	2,918
Policy loans, at outstanding balance	1,442	1,446
Limited partnerships and other alternative investments (includes variable interest entity assets of $0 and $2)	930	1,216
Other investments	293	212
Short-term investments (includes variable interest entity assets of $0 and $2)	1,349	572
Total investments	30,878	31,645
Cash	554	305
Premiums receivable and agents’ balances, net	18	19
Reinsurance recoverables	20,725	20,499
Deferred policy acquisition costs	463	542
Deferred income taxes, net	1,437	1,581
Other assets	606	648
Separate account assets	115,665	120,111
Total assets	$170,346	$175,350
Liabilities
Reserve for future policy benefits	$14,000	$13,850
Other policyholder funds and benefits payable	30,588	31,157
Other liabilities (includes variable interest entity liabilities of $0 and $12)	2,272	2,070
Separate account liabilities	115,665	120,111
Total liabilities	162,525	167,188
Commitments and Contingencies (Note 10)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	4,935	5,687
Accumulated other comprehensive income, net of tax	722	593
Retained earnings	2,158	1,876
Total stockholder’s equity	7,821	8,162
Total liabilities and stockholder’s equity	$170,346	$175,350
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

(In millions)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-Controlling Interest	Total Stockholder's Equity
Balance, December 31, 2015	$6	$5,687	$593	$1,876	$—	$8,162
Return of capital to parent	—	(752)	—	—	—	(752)
Net income	—	—	—	282	—	282
Total other comprehensive income	—	—	129	—	—	129
Balance, December 31, 2016	$6	$4,935	$722	$2,158	$—	$7,821
Balance, December 31, 2014	$6	$6,688	$1,221	$1,376	$—	$9,291
Return of capital to parent	—	(1,001)	—	—	—	(1,001)
Net income	—	—	—	500	—	500
Total other comprehensive loss	—	—	(628)	—	—	(628)
Balance, December 31, 2015	$6	$5,687	$593	$1,876	$—	$8,162
Balance, December 31, 2013	$6	$6,959	$574	$700	$—	$8,239
Return of capital to parent	—	(271)	—	—	—	(271)
Net income	—	—	—	676	1	677
Change in non-controlling interest ownership					(1)	(1)
Total other comprehensive income	—	—	647	—	—	647
Balance, December 31, 2014	$6	$6,688	$1,221	$1,376	$—	$9,291
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	For the years ended December 31,
(In millions)	2016	2015	2014
Operating Activities
Net income	$282	$500	$677
Adjustments to reconcile net income to net cash provided by operating activities
Net realized capital (gains) losses	163	146	(577)
Amortization of deferred policy acquisition costs	114	69	206
Additions to deferred policy acquisition costs	(7)	(7)	(14)
Reinsurance gain on disposition	—	(28)	(23)
Depreciation and amortization (accretion), net	9	(14)	6
Other operating activities, net	33	38	248
Change in assets and liabilities:
Decrease (increase) in reinsurance recoverables	117	(14)	170
Increase (decrease) in accrued and deferred income taxes	278	(62)	302
Increase in reserve for future policy benefits and unearned premiums	111	276	586
Net changes in other assets and other liabilities	(316)	(222)	(912)
Net cash provided by operating activities	784	682	669
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	10,152	11,465	10,333
Fixed maturities, fair value option	68	107	358
Equity securities, available-for-sale	321	586	107
Mortgage loans	371	467	377
Partnerships	395	252	152
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(8,889)	(11,755)	(7,385)
Fixed maturities, fair value option	(29)	(67)	(217)
Equity securities, available-for-sale	(58)	(535)	(363)
Mortgage loans	(263)	(282)	(146)
Partnerships	(151)	(199)	(104)
Net payments for derivatives	(261)	(167)	(66)
Net increase (decrease) in policy loans	2	(31)	(14)
Net (payments for) proceeds from short-term investments	(769)	1,604	(556)
Other investing activities, net	(25)	1	34
Net cash provided by investing activities	864	1,446	2,510
Financing Activities
Deposits and other additions to investment and universal life-type contracts	4,162	4,674	4,567
Withdrawals and other deductions from investment and universal life-type contracts	(14,871)	(16,972)	(21,810)
Net transfers from separate accounts related to investment and universal life-type contracts	9,811	10,987	14,167
Net increase in securities loaned or sold under agreements to repurchase	268	264	—
Return of capital to parent	(752)	(1,001)	(275)
Net repayments at maturity or settlement of consumer notes	(17)	(33)	(13)
Net cash used for financing activities	(1,399)	(2,081)	(3,364)
Foreign exchange rate effect on cash	—	—	(3)
Net increase (decrease) in cash	249	47	(188)
Cash — beginning of year	305	258	446
Cash — end of year	$554	$305	$258
Supplemental Disclosure of Cash Flow Information
Income tax refunds received/(payments)	210	(80)	187
Noncash return of capital	—	—	(4)
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Hartford Life Insurance Company (together with its subsidiaries, “HLIC”, “Company”, “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.
On June 30, 2014, HLI completed the sale of the issued and outstanding equity of Hartford Life Insurance KK, a Japanese company ("HLIKK"), to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Upon closing HLIKK recaptured certain risks reinsured to the Company and Hartford Life and Annuity Insurance Company ("HLAI"), a wholly owned subsidiary of the Company, by terminating intercompany agreements. The Buyer is responsible for all liabilities related to the recaptured business. However, HLAI has continued to provide reinsurance for yen denominated fixed payout annuities. For further discussion of this transaction, see Note 11 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Effective April 1, 2014, the Company terminated its modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. On April 30, 2014 The Hartford dissolved WRR. For further discussion of this transaction, see Note 11 - Transactions with Affiliates of Notes to Consolidated Financial Statements.
Effective March 3, 2014, The Hartford made Hartford Life and Accident Insurance Company ("HLA") the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI and the Company became a direct subsidiary of HLI.
The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
Consolidation
The Consolidated Financial Statements include the accounts of HLIC and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Adoption of New Accounting Standards
On January 1, 2016 the Company adopted new consolidation guidance issued by the Financial Accounting Standards Board ("FASB"). The updates revise when to consolidate variable interest entities ("VIEs") and general partners’ investments in limited partnerships, end the deferral granted for applying the VIE guidance to certain investment companies, and reduce the number of circumstances where a decision maker’s or service provider’s fee arrangement is deemed to be a variable interest in an entity. The updates also modify guidance for determining whether limited partnerships are VIEs or voting interest entities. The new guidance did not have a material effect on the Company’s Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Future Adoption of New Accounting Standards
Financial Instruments - Credit Losses
The FASB issued updated guidance for recognition and measurement of credit losses on financial instruments. The new guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of debt instruments, such as mortgage loans, reinsurance recoverables and receivables. Credit losses on available-for-sale (“AFS”) debt securities carried at fair value will continue to be measured as other-than-temporary impairments (“OTTI”) when incurred; however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances and no longer accreted as investment income through an adjustment to the investment yield. The allowance on AFS securities cannot cause the net carrying value to be below fair value and, therefore, it is possible that increases in fair value due to decreases in market interest rates could cause the reversal of a valuation allowance and increase net income. The new guidance will also require purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to be recorded based on contractual amounts due and an initial allowance recorded at the date of purchase. The guidance is effective January 1, 2020 through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for debt instruments carried at other than fair value. No allowance will be recognized at adoption for AFS debt securities; rather, their cost basis will be evaluated for an allowance for OTTI prospectively. Early adoption is permitted as of January 1, 2019. The Company has not yet determined the timing for adoption or estimated the effect on the Company’s consolidated financial statements. Significant implementation matters yet to be addressed include estimating lifetime expected losses on debt instruments carried at other than fair value, determining the impact of valuation allowances on the effective interest method for recognizing interest income from AFS securities, updating our investment accounting system functionality to adjust valuation allowances based on changes in fair value and developing an implementation plan.

Financial Instruments - Recognition and Measurement
The FASB issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for those equity securities that result in consolidation or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in accumulated other comprehensive income (loss) ("AOCI") to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, available-for-sale, at fair value with changes in fair value reported in other comprehensive income. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholder's equity. Cash flows will not be affected. The impact will depend on the composition of the Company’s investment portfolio in the future and changes in fair value of the Company’s investments. As of December 31, 2016, equity securities available-for-sale totaled $152, with unrealized gains of $7 in AOCI, that would have been classified in retained earnings. Had the new accounting guidance been in place since the beginning of 2016, the Company would have recognized mark-to-market gains of $7 after-tax in net income for the year ended December 31, 2016.
Revenue Recognition
The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to be entitled in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. This guidance is effective retrospectively on January 1, 2018, with a choice of restating prior periods or recognizing a cumulative effect for contracts in place as of the adoption. Early adoption is permitted as of January 1, 2017. The Company will adopt on January 1, 2018 and has not determined its method for adoption. The adoption is not expected to have a material effect on the Company’s Consolidated Financial Statements.
Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and is comprised of the run-off operations of annuity, institutional and private-placement life insurance businesses. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
The Company is included in The Hartford’s consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.
Dividends to Policyholders
Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Participating dividends to policyholders are accrued and reported in other liabilities using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.
There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder’s share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and an increase to a liability.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale ("AFS") and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders’ equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Also included in equity securities, AFS are certain equity securities for which the Company elected the fair value option. These equity securities are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2016, 2015, and 2014 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. In addition, for investments in a hedge fund of funds which was liquidated during 2016, the Company recognizes changes in the fair value of the underlying funds in net investment income, which is consistent with accounting requirements for investment companies. Other investments primarily consist of derivative instruments which are carried at fair value.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities FVO, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of certain fair-value hedging instruments and their associated hedged item. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings; however, for a portion of those investments, the Company uses investment fund accounting applied to a fund of funds which was liquidated during 2016. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the years ended December 31, 2016, 2015 and 2014.
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC") transactions cleared through central clearing houses ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•	to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•	to manage liquidity;

•	to control transaction costs;

•	to enter into synthetic replication transactions.
Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company also clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Fair Value Hedges - Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense (“periodic derivative net coupon settlements”) are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Net Investment in a Foreign Operation Hedges - Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.
Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2)the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.
When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Embedded Derivatives
The Company purchases and has previously issued financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.
Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Deferred Policy Acquisition Costs
Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

For life insurance products, the DAC asset related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company’s Consolidated Balance Sheets, such as sales inducement assets (“SIA”). Components of EGPs are also used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full surrender and partial withdrawal rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.
The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.
In the fourth quarter of 2016, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC models, as well as, EGPs used in the death and other insurance benefit reserving models.
All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Policyholders may exchange contracts or make modifications to existing contracts.  If the new contract or the modification results in a substantially changed replacement contract, DAC is established for the new contract and the existing DAC is written off through income.  If the new or modified contract is not substantially changed, the existing DAC continues to be amortized and incremental costs are expensed in the period incurred.  Additions to coverage or benefits that are underwritten separately are considered non-integrated features for which DAC is established if additional acquisition costs are incurred.  Reductions to coverage or benefits that have a commensurate reduction in price are treated as partial terminations and DAC is reduced through a charge to income.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB"), and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (MAV). For the Company's products with GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, GMIBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.
The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods as the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.
Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item in the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.
Foreign Currency
Foreign currency translation gains and losses are reflected in stockholder's equity as a component of AOCI. The Company’s foreign subsidiaries’ balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies. Gains and losses resulting from the remeasurement of foreign currency transactions are reflected in earnings in realized capital gains (losses) in the period in which they occur.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1	Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2	Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3
Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$993	$—	$956	$37
Collateralized debt obligations ("CDOs")	940	—	680	260
Commercial mortgage-backed securities ("CMBS")	2,146	—	2,125	21
Corporate	14,693	—	14,127	566
Foreign government/government agencies	345	—	328	17
Municipal	1,189	—	1,117	72
Residential mortgage-backed securities ("RMBS")	1,760	—	1,049	711
U.S. Treasuries	1,753	230	1,523	—
Total fixed maturities	23,819	230	21,905	1,684
Fixed maturities, FVO	82	—	82	—
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	152	20	88	44
Derivative assets
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	4	—	4	—
Interest rate derivatives	30	—	30	—
GMWB hedging instruments	74	—	14	60
Macro hedge program	128	—	8	120
Total derivative assets [2]	235	—	55	180
Short-term investments	1,349	637	712	—
Reinsurance recoverable for GMWB	73	—	—	73
Modified coinsurance reinsurance contracts	68	—	68	—
Separate account assets [3]	111,634	71,606	38,856	201
Total assets accounted for at fair value on a recurring basis	$137,423	$72,504	$61,766	$2,182
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(241)	$—	$—	$(241)
Equity linked notes	(33)	—	—	(33)
Total other policyholder funds and benefits payable	(274)	—	—	(274)
Derivative liabilities
Credit derivatives	1	—	1	—
Equity derivatives	33	—	33	—
Foreign exchange derivatives	(247)	—	(247)	—
Interest rate derivatives	(434)	—	(404)	(30)
GMWB hedging instruments	20	—	(1)	21
Macro hedge program	50	—	3	47
Total derivative liabilities [4]	(577)	—	(615)	38
Total liabilities accounted for at fair value on a recurring basis	$(851)	$—	$(615)	$(236)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2015
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$846	$—	$841	$5
CDOs	1,408	—	1,078	330
CMBS	1,964	—	1,902	62
Corporate	15,175	—	14,641	534
Foreign government/government agencies	331	—	314	17
Municipal	1,132	—	1,083	49
RMBS	1,503	—	875	628
U.S. Treasuries	2,298	123	2,175	—
Total fixed maturities	24,657	123	22,909	1,625
Fixed maturities, FVO	165	1	162	2
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	459	396	25	38
Derivative assets
Credit derivatives	7	—	7	—
Equity derivatives	—	—	—	—
Foreign exchange derivatives	4	—	4	—
Interest rate derivatives	54	—	54	—
GMWB hedging instruments	111	—	27	84
Macro hedge program	74	—	—	74
Total derivative assets [2]	250	—	92	158
Short-term investments	572	131	441	—
Reinsurance recoverable for GMWB	83	—	—	83
Modified coinsurance reinsurance contracts	79	—	79	—
Separate account assets [3]	118,163	78,099	38,700	140
Total assets accounted for at fair value on a recurring basis	$144,439	$78,761	$62,408	$2,046
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(262)	$—	$—	$(262)
Equity linked notes	(26)	—	—	(26)
Total other policyholder funds and benefits payable	(288)	—	—	(288)
Derivative liabilities
Credit derivatives	(7)	—	(7)	—
Equity derivatives	41	—	41	—
Foreign exchange derivatives	(376)	—	(376)	—
Interest rate derivatives	(431)	—	(402)	(29)
GMWB hedging instruments	47	—	(4)	51
Macro hedge program	73	—	—	73
Total derivative liabilities [4]	(653)	—	(748)	95
Total liabilities accounted for at fair value on a recurring basis	$(941)	$—	$(748)	$(193)

[1]	Included in other investments on the Consolidated Balance Sheets.

[2]
Includes OTC and OTC-cleared derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules, and applicable law. See footnote 4 to this table for derivative liabilities.

[3]
Approximately $4.0 billion and $1.8 billion of investment sales receivable, as of December 31, 2016 and December 31, 2015, respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $1.0 billion and $1.2 billion of investments, as of December 31, 2016 and December 31, 2015 for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[4]
Includes OTC and OTC-cleared derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules and applicable law.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:

•	Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•
Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, including certain municipal securities, foreign government/government agency securities, and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•
Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•
Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Controls
The fair value process for investments is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as approving changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.
There are also two working groups under the Valuation Committee: a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group ("Derivatives Working Group"). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service’s transaction price and will estimate fair value using an internal process, such as a pricing matrix.
The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.
The Company conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

•	Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

•	Daily comparison of OTC derivative market valuations to counterparty valuations.

•	Review of weekly price changes compared to published bond prices of a corporate bond index.

•	Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

•	Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.
In addition, the Company’s enterprise-wide Operational Risk Management function, led by the Chief Risk Officer, is responsible for model risk management and provides an independent review of the suitability and reliability of model inputs, as well as an analysis of significant changes to current models.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CDOs CMBS and RMBS)

• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS and RMBS:
• Estimate of future principal prepayments, derived based on the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity

Corporates

• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing :
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Independent broker quotes
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements
• Independent broker quotes • Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable; or they may be held at cost
Short Term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	Not applicable
Derivatives
Credit derivatives
• The swap yield curve • Credit default swap curves	• Independent broker quotes • Yield curves beyond observable limits
Equity derivatives
• Equity index levels • The swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	• Independent broker quotes
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities

Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
As of December 31, 2016
CMBS [3]	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	10bps	1,273bps	249bps	Decrease
Corporate [4]	265	Discounted cash flows	Spread	122bps	1,021bps	373bps	Decrease
Municipal [3]	56	Discounted cash flows	Spread	135bps	286bps	195bps	Decrease
RMBS [3]	704	Discounted cash flows	Spread	16bps	1,830bps	189bps	Decrease
			Constant prepayment rate	—%	20%	4%	Decrease [5]
			Constant default rate	1%	10%	5%	Decrease
			Loss severity	—%	100%	75%	Decrease

As of December 31, 2015
CMBS [3]	$61	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	31bps	1,505bps	230bps	Decrease
Corporate [4]	213	Discounted cash flows	Spread	63bps	800bps	290bps	Decrease
Municipal [3]	31	Discounted cash flows	Spread	193bps	193bps	193bps	Decrease
RMBS	628	Discounted cash flows	Spread	30bps	1,696bps	172bps	Decrease
			Constant prepayment rate	—%	20%	3%	Decrease [5]
			Constant default rate	1%	10%	6%	Decrease
			Loss severity	—%	100%	79%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]	Excludes securities for which the Company based fair value on broker quotations.

[4]
Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]	Decrease for above market rate coupons and increase for below market rate coupons.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives

	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
As of December 31, 2016
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(36)	Option model	Equity volatility	20%	23%	Increase
Equity options	17	Option model	Equity volatility	27%	30%	Increase
Customized swaps	100	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options [2]	188	Option model	Equity volatility	17%	28%	Increase

As of December 31, 2015
Interest rate derivatives
Interest rate swaps	(30)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(31)	Option model	Equity volatility	19%	21%	Increase
Equity options	35	Option model	Equity volatility	27%	29%	Increase
Customized swaps	131	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options	179	Option model	Equity volatility	14%	28%	Increase

[1]
Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]	Excludes derivatives for which the Company bases fair value on broker quotations.
The tables above exclude the portion of ABS, CRE CDOs, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the year ended December 31, 2016, no significant adjustments were made by the Company to broker prices received.
Transfers between Levels
Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $563 and $711, for the years ended December 31, 2016 and 2015, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2016 and 2015, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2016 and 2015, for the transfers into and out of Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives
The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives
The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative
The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques
Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Controls
Oversight of the Company's valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Claim Payments
The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.
The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company’s annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Credit Standing Adjustment
The credit standing adjustment is an estimate of the additional amount that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.
Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels
• Market implied equity volatility assumptions Assumptions about policyholder behavior, including: • Withdrawal utilization • Withdrawal rates • Lapse rates • Reset elections
Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives

	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
December 31, 2016
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	12%	30%	Increase
December 31, 2015
Withdrawal Utilization [2]	20%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	75%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	10%	40%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]	Range represents assumed cumulative annual amount withdrawn by policyholders.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 39% and 30% were subject to significant liquidation restrictions due to lock-up or gating provisions as of December 31, 2016 and December 31, 2015, respectively. Total limited partnerships that do not allow any form of redemption were 11% and 2%, as of December 31, 2016 and December 31, 2015, respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS, and commercial mortgage loans.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.
Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Year Ended December 31, 2016

		Total realized/unrealized gains (losses)
	Fair value as of January 1, 2016	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of December 31, 2016
Assets
Fixed Maturities, AFS
ABS	$5	$—	$—	$35	$(2)	$(2)	$5	$(4)	$37
CDOs	330	(1)	(14)	62	(117)	—	—	—	260
CMBS	62	—	(2)	43	(13)	(2)	—	(67)	21
Corporate	534	(6)	10	87	(63)	(126)	368	(238)	566
Foreign Govt./Govt. Agencies	17	—	1	8	(4)	(5)	—	—	17
Municipal	49	—	—	16	(1)	—	8	—	72
RMBS	628	(1)	4	268	(154)	(26)	2	(10)	711
Total Fixed Maturities, AFS	1,625	(8)	(1)	519	(354)	(161)	383	(319)	1,684
Fixed Maturities, FVO	2	—	—	1	—	(1)	—	(2)	—
Equity Securities, AFS	38	(1)	6	4	—	(3)	—	—	44
Freestanding Derivatives
Equity	—	(8)	—	8	—	—	—	—	—
Interest rate	(29)	(1)	—	—	—	—	—	—	(30)
GMWB hedging instruments	135	(60)	—	—	—	—	—	6	81
Macro hedge program	147	(38)	—	63	(6)	—	—	1	167
Total Freestanding Derivatives [5]	253	(107)	—	71	(6)	—	—	7	218
Reinsurance Recoverable for GMWB	83	(24)	—	—	14	—	—	—	73
Separate Accounts	139	(1)	(3)	320	(15)	(78)	17	(178)	201
Total Assets	$2,140	$(141)	$2	$915	$(361)	$(243)	$400	$(492)	$2,220
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	(262)	88	—	—	(67)	—	—	—	(241)
Equity Linked Notes	(26)	(7)	—	—	—	—	—	—	(33)
Total Other Policyholder Funds and Benefits Payable	(288)	81	—	—	(67)	—	—	—	(274)
Total Liabilities	$(288)	$81	$—	$—	$(67)	$—	$—	$—	$(274)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Year Ended December 31, 2015

		Total realized/unrealized gains (losses)
	Fair value as of January 1, 2015	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of December 31, 2015
Assets
Fixed Maturities, AFS
ABS	$82	$—	$(2)	$22	$—	$(6)	$1	$(92)	$5
CDOs	360	(1)	3	—	(26)	—	—	(6)	330
CMBS	119	—	(5)	18	(36)	(3)	4	(35)	62
Corporate	646	(18)	(38)	45	(21)	(43)	99	(136)	534
Foreign Govt./Govt. Agencies	30	—	(3)	5	(3)	(15)	3	—	17
Municipal	54	—	(5)	—	—	—	—	—	49
RMBS	734	(2)	(2)	154	(126)	(127)	16	(19)	628
Total Fixed Maturities, AFS	2,025	(21)	(52)	244	(212)	(194)	123	(288)	1,625
Fixed Maturities, FVO	84	(5)	1	6	(23)	(50)	—	(11)	2
Equity Securities, AFS	48	(5)	1	11	(1)	(13)	—	(3)	38
Freestanding Derivatives
Credit	(3)	1	—	(8)	—	—	—	10	—
Commodity	—	(3)	—	—	(3)	—	6	—	—
Equity	5	5	—	—	(10)	—	—	—	—
Interest rate	(27)	(1)	—	—	(1)	—	—	—	(29)
GMWB hedging instruments	170	(16)	—	—	(19)	—	—	—	135
Macro hedge program	141	(41)	—	47	—	—	—	—	147
Other contracts	—	—	—	—	—	—	—	—	—
Total Freestanding Derivatives [5]	286	(55)	—	39	(33)	—	6	10	253
Reinsurance Recoverable for GMWB	56	9	—	—	18	—	—	—	83
Separate Accounts	112	28	(5)	375	(20)	(238)	12	(125)	139
Total Assets	$2,611	$(49)	$(55)	$675	$(271)	$(495)	$141	$(417)	$2,140
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	(139)	(59)	—	—	(64)	—	—	—	(262)
Equity Linked Notes	(26)	—	—	—	—	—	—	—	(26)
Total Other Policyholder Funds and Benefits Payable	(165)	(59)	—	—	(64)	—	—	—	(288)
Consumer Notes	(3)	3	—	—	—	—	—	—	—
Total Liabilities	$(168)	$(56)	$—	$—	$(64)	$—	$—	$—	$(288)

[1]
The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
Amounts in these rows are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.

[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at Year End

	December 31, 2016 [1] [2]	December 31, 2015 [1] [2]
Assets
Fixed Maturities, AFS
CDOs	$—	$(1)
CMBS	(1)	(1)
Corporate	(13)	(17)
RMBS	—	(3)
Total Fixed Maturities, AFS	(14)	(22)
Fixed Maturities, FVO	—	(3)
Equity Securities, AFS	(1)	(5)
Freestanding Derivatives
GMWB hedging instruments	(52)	(5)
Macro hedge program	(33)	(34)
Total Freestanding Derivatives	(85)	(39)
Reinsurance Recoverable for GMWB	(24)	9
Separate Accounts	—	27
Total Assets	$(124)	$(33)
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	88	(59)
Equity Linked Notes	(7)	—
Total Other Policyholder Funds and Benefits Payable	81	(59)
Consumer Notes	—	3
Total Liabilities	$81	$(56)

[1]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[2]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
Fair Value Option
The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, primarily related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets. The Company also classifies the underlying fixed maturities held in certain consolidated investment funds within Fixed Maturities, FVO. The Company reports the underlying fixed maturities of these consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, which is consistent with accounting requirements for investment companies. The consolidated investment funds hold fixed income securities in multiple sectors and the Company has management and control of the funds as well as a significant ownership interest.
The Company also elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedge the risk associated with the investments. The swaps do not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps are recorded in net realized capital gains and losses. These equity securities are classified within equity securities, AFS on the Consolidated Balance Sheets. As of December 31, 2016, the Company no longer holds these investments. Income earned from FVO securities is recorded in net investment income and changes in fair value are recorded in net realized capital gains and losses.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Fair Value of Assets using Fair Value Option

	For the year ended December 31,
	2016	2015	2014
Assets
Fixed maturities, FVO
CDOs	$—	$1	$21
Corporate	—	(3)	(3)
Foreign government	—	2	16
RMBS	3	—	—
Total fixed maturities, FVO	$3	$—	$34
Equity, FVO	(34)	(12)	(2)
Total realized capital gains (losses)	$(31)	$(12)	$32
Fair Value of Assets and Liabilities using the Fair Value Option

	As of December 31,
	2016	2015
Assets
Fixed maturities, FVO
ABS	$—	$4
CDOs	—	1
CMBS	—	6
Corporate	—	31
Foreign government	—	1
RMBS	82	119
U.S. Government	—	3
Total fixed maturities, FVO	$82	$165
Equity, FVO [1]	$—	$281

[1]	Included in equity securities, AFS on the Consolidated Balance Sheets. The Company did not hold any equity securities, FVO as of December 31, 2016.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Financial Instruments Not Carried at Fair Value
Financial Assets and Liabilities Not Carried at Fair Value

		December 31, 2016		December 31, 2015
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Policy loans	Level 3	$1,442	$1,442	$1,446	$1,446
Mortgage loans	Level 3	2,811	2,843	2,918	2,995
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	6,436	6,626	6,611	6,802
Consumer notes [2] [3]	Level 3	20	20	38	38
Assumed investment contracts [3]	Level 3	487	526	619	682

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in preceding disclosures.

[3]	Included in other liabilities in the Consolidated Balance Sheets.
Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans.
Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.
Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, are estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.
Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income (Loss)

	For the years ended December 31,
(Before-tax)	2016	2015	2014
Fixed maturities [1]	$1,049	$1,095	$1,113
Equity securities	8	7	14
Mortgage loans	135	152	156
Policy loans	83	82	80
Limited partnerships and other alternative investments	86	97	141
Other investments [2]	64	82	111
Investment expenses	(52)	(59)	(72)
Total net investment income	$1,373	$1,456	$1,543

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.
Net Realized Capital Gains (Losses)

	For the years ended December 31,
(Before-tax)	2016	2015	2014
Gross gains on sales	$211	$239	$264
Gross losses on sales	(93)	(211)	(235)
Net OTTI losses recognized in earnings	(28)	(61)	(29)
Valuation allowances on mortgage loans	—	(4)	(4)
Japanese fixed annuity contract hedges, net	—	—	(14)
Results of variable annuity hedge program
GMWB derivatives, net	(38)	(87)	5
Macro hedge program	(163)	(46)	(11)
Total U.S. program	(201)	(133)	(6)
International Program	—	—	(126)
Total results of variable annuity hedge program	(201)	(133)	(132)
GMAB/GMWB reinsurance	—	—	579
Modified coinsurance reinsurance contracts	(12)	46	395
Transactional foreign currency revaluation	(70)	(4)	—
Non-qualifying foreign currency derivatives	57	(16)	(122)
Other, net [1]	(27)	(2)	(125)
Net realized capital losses	$(163)	$(146)	$577

[1]	Includes non-qualifying derivatives, excluding variable annuity hedge program and foreign currency derivatives, of $(12), $46, and $972, respectively for 2016, 2015 and 2014.
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $89, $(27) and $1 for the years ended December 31, 2016, 2015 and 2014, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Sales of AFS Securities

	For the years ended December 31,
	2016	2015	2014
Fixed maturities, AFS
Sale proceeds	$7,409	$9,454	$9,084
Gross gains	206	195	210
Gross losses	(85)	(161)	(183)
Equity securities, AFS
Sale proceeds	$321	$586	$107
Gross gains	4	26	9
Gross losses	(8)	(26)	(6)
Sales of AFS securities in 2016 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.
Recognition and Presentation of Other-Than-Temporary Impairments
The Company will record an other-than-temporary impairment (“OTTI”) for fixed maturities and certain equity securities with debt-like characteristics (collectively “debt securities”) if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.
The Company will also record an OTTI for those debt securities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.
The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company considers, but is not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ("LTV") ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.
The Company will also record an OTTI for equity securities where the decline in the fair value is deemed to be other-than-temporary. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the new cost basis. The Company’s evaluation and assumptions used to determine an equity OTTI include, but is not limited to, (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. For the remaining equity securities which are determined to be temporarily impaired, the Company asserts its intent and ability to retain those equity securities until the price recovers.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Impairments in Earnings by Type

	For the years ended December 31,
	2016	2015	2014
Intent-to-sell impairments	$4	$24	$11
Credit impairments	22	23	16
Impairments on equity securities	2	14	1
Other impairments	—	—	1
Total impairments	$28	$61	$29
Cumulative Credit Impairments

	For the years ended December 31,
(Before-tax)	2016	2015	2014
Balance as of beginning of period	$(211)	$(296)	$(410)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(9)	(11)	(7)
Securities previously impaired	(13)	(12)	(9)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	44	58	111
Securities the Company made the decision to sell or more likely than not will be required to sell	—	1	—
Securities due to an increase in expected cash flows	19	49	$19
Balance as of end of period	$(170)	$(211)	$(296)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.
Available-for-Sale Securities
AFS Securities by Type

	December 31, 2016					December 31, 2015
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$1,011	$9	$(27)	$993	$—	$864	$16	$(34)	$846	$—
CDOs [2]	893	49	(2)	940	—	1,354	67	(11)	1,408	—
CMBS	2,135	45	(34)	2,146	(1)	1,936	52	(24)	1,964	(3)
Corporate	13,677	1,111	(95)	14,693	—	14,425	975	(225)	15,175	(3)
Foreign govt./govt. agencies	337	18	(10)	345	—	328	14	(11)	331	—
Municipal	1,098	97	(6)	1,189	—	1,057	80	(5)	1,132	—
RMBS	1,742	34	(16)	1,760	—	1,468	43	(8)	1,503	—
U.S. Treasuries	1,614	153	(14)	1,753	—	2,127	184	(13)	2,298	—
Total fixed maturities, AFS	22,507	1,516	(204)	23,819	(1)	23,559	1,431	(331)	24,657	(6)
Equity securities, AFS [3]	142	12	(2)	152	—	178	11	(11)	178	—
Total AFS securities	$22,649	$1,528	$(206)	$23,971	$(1)	$23,737	$1,442	$(342)	$24,835	$(6)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2016 and 2015.

[2]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivatives within certain securities. Subsequent changes in value are recorded in net realized capital gains (losses).

[3]	Excludes equity securities, FVO, with a cost and fair value of $293 and $281, respectively, as of December 31, 2015. The Company held no equity securities, FVO as of December 31, 2016.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Fixed maturities, AFS, by Contractual Maturity Year

	December 31, 2016		December 31, 2015
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$722	$727	$953	$974
Over one year through five years	4,184	4,301	4,973	5,075
Over five years through ten years	3,562	3,649	3,650	3,714
Over ten years	8,258	9,303	8,361	9,173
Subtotal	16,726	17,980	17,937	18,936
Mortgage-backed and asset-backed securities	5,781	5,839	5,622	5,721
Total fixed maturities, AFS	$22,507	$23,819	$23,559	$24,657
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities as of December 31, 2016 or December 31, 2015. As of December 31, 2016, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were National Grid plc, HSBC Holdings plc, and Oracle Corp., which each comprised less than 1% of total invested assets. As of December 31, 2015, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were Morgan Stanley, Verizon Communications Inc., and Bank of America Corp., which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2016, were financial services, utilities, and consumer non-cyclical which comprised approximately 10%, 9% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2015 were financial services, utilities, and consumer non-cyclical which comprised approximately 11%, 8% and 7%, respectively, of total invested assets.
Unrealized Losses on AFS Securities
Unrealized Loss Aging for AFS securities by Type and Length of Time

	December 31, 2016
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$249	$248	$(1)	$265	$239	$(26)	$514	$487	$(27)
CDOs [1]	325	325	—	210	208	(2)	535	533	(2)
CMBS	1,058	1,030	(28)	139	133	(6)	1,197	1,163	(34)
Corporate	2,535	2,464	(71)	402	378	(24)	2,937	2,842	(95)
Foreign govt./govt. agencies	164	155	(9)	6	5	(1)	170	160	(10)
Municipal	166	160	(6)	—	—	—	166	160	(6)
RMBS	548	535	(13)	198	195	(3)	746	730	(16)
U.S. Treasuries	385	371	(14)	—	—	—	385	371	(14)
Total fixed maturities, AFS	5,430	5,288	(142)	1,220	1,158	(62)	6,650	6,446	(204)
Equity securities, AFS [2]	59	57	(2)	5	5	—	64	62	(2)
Total securities in an unrealized loss position	$5,489	$5,345	$(144)	$1,225	$1,163	$(62)	$6,714	$6,508	$(206)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

	December 31, 2015
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$387	$385	$(2)	$271	$239	$(32)	$658	$624	$(34)
CDOs [1]	608	602	(6)	500	493	(5)	1,108	1,095	(11)
CMBS	655	636	(19)	99	94	(5)	754	730	(24)
Corporate	4,880	4,696	(184)	363	322	(41)	5,243	5,018	(225)
Foreign govt./govt. agencies	144	136	(8)	30	27	(3)	174	163	(11)
Municipal	179	174	(5)	—	—	—	179	174	(5)
RMBS	280	279	(1)	230	223	(7)	510	502	(8)
U.S. Treasuries	963	950	(13)	8	8	—	971	958	(13)
Total fixed maturities, AFS	8,096	7,858	(238)	1,501	1,406	(93)	9,597	9,264	(331)
Equity securities, AFS [2]	83	79	(4)	44	37	(7)	127	116	(11)
Total securities in an unrealized loss position	$8,179	$7,937	$(242)	$1,545	$1,443	$(100)	$9,724	$9,380	$(342)

[1]	Unrealized losses exclude the change in fair value of bifurcated embedded derivatives within certain securities for which changes in fair value are recorded in net realized capital gains (losses).

[2]	As of December 31, 2016 and 2015, excludes equity securities, FVO which are included in equity securities, AFS on the Consolidated Balance Sheets.
As of December 31, 2016, AFS securities in an unrealized loss position consisted of 1,897 securities, primarily in the corporate sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2016, 95% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2016 was primarily attributable to tighter credit spreads, partially offset by higher interest rates.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Most of the securities depressed for twelve months or more primarily relate to student loan ABS and corporate securities concentrated in the financial services and energy sectors. Corporate financial services securities and student loan ABS were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities within the energy sector are primarily depressed due to a lower level of oil prices. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.
Mortgage Loans
Mortgage Loan Valuation Allowances
Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.
For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan's estimated value is most frequently the Company's share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.
As of December 31, 2016, commercial mortgage loans had an amortized cost of $2.8 billion, with a valuation allowance of $19 and a carrying value of $2.8 billion. As of December 31, 2015, commercial mortgage loans had an amortized cost of $2.9 billion, with a valuation allowance of $19 and a carrying value of $2.9 billion. Amortized cost represents carrying value prior to valuation allowances, if any.
As of December 31, 2016 and 2015, the carrying value of mortgage loans that had a valuation allowance was $31 and $39, respectively. There were no mortgage loans held-for-sale as of December 31, 2016 or December 31, 2015. As of December 31, 2016, the Company had an immaterial amount of mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.
Valuation Allowance Activity

	For the years ended December 31,
	2016	2015	2014
Balance as of January 1	$(19)	$(15)	$(12)
(Additions)/Reversals	—	(4)	(4)
Deductions	—	—	1
Balance as of December 31	$(19)	$(19)	$(15)
The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 51% as of December 31, 2016, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. The weighted average DSCR of the Company’s commercial mortgage loan portfolio was 2.55x as of December 31, 2016. As of December 31, 2016 and December 31, 2015, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Commercial Mortgage Loans Credit Quality

	December 31, 2016		December 31, 2015
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$20	0.59x	$15	0.91x
65% - 80%	182	2.17x	280	1.78x
Less than 65%	2,609	2.61x	2,623	2.54x
Total commercial mortgage loans	$2,811	2.55x	$2,918	2.45x
Mortgage Loans by Region

	December 31, 2016		December 31, 2015
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$54	1.9%	$66	2.3%
East South Central	14	0.5%	14	0.5%
Middle Atlantic	237	8.4%	210	7.2%
New England	93	3.3%	163	5.6%
Pacific	814	29.0%	933	32.0%
South Atlantic	613	21.8%	579	19.8%
West South Central	128	4.6%	125	4.3%
Other [1]	858	30.5%	828	28.3%
Total mortgage loans	$2,811	100%	$2,918	100%

[1]	Primarily represents loans collateralized by multiple properties in various regions.
Mortgage Loans by Property Type

	December 31, 2016		December 31, 2015
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Agricultural	$16	0.6%	$16	0.5%
Industrial	793	28.2%	829	28.4%
Lodging	25	0.9%	26	0.9%
Multifamily	535	19.0%	557	19.1%
Office	605	21.5%	729	25.0%
Retail	611	21.8%	650	22.3%
Other	226	8.0%	111	3.8%
Total mortgage loans	$2,811	100%	$2,918	100%
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities but also as an investment manager and as a means of accessing capital through a contingent capital facility ("the facility").
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Consolidated VIEs
The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company’s financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment. Since December 31, 2015, the Company has disposed of the VIEs for which it was the primary beneficiary.
Consolidated VIEs

	December 31, 2016			December 31, 2015
	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]	Total Assets	Total Liabilities [1]	Maximum Exposure to Loss [2]
Investment funds [3]	$—	$—	$—	$52	$11	$42
Limited partnerships and other alternative investments [4]	—	—	—	2	1	1
Total	$—	$—	$—	$54	$12	$43

[1]	Included in other liabilities on the Company’s Consolidated Balance Sheets.

[2]
The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company’s investment.

[3]	Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS on the Company's Consolidated Balance Sheets.

[4]	Total assets included in limited partnerships and other alternative investments on the Company's Consolidated Balance Sheets.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. Upon the adoption of the new consolidation guidance discussed above, these investments are now considered VIEs. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2016 and December 31, 2015 is limited to the total carrying value of $859 and $729, respectively, which are included in limited partnerships and other alternative investments in the Company's Consolidated Balance Sheets. As of December 31, 2016 and December 31, 2015, the Company has outstanding commitments totaling $497 and $299, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager and, therefore does not consolidate. These investments are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Securities Lending, Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn income on securities loaned (securities lending) or on securities sold and repurchased (repurchase agreements). Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s consolidated balance sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the consolidated balance sheets. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s consolidated statements of operations. As of December 31, 2016, the fair value of securities on loan and the associated liability for cash collateral received was $435 and $420,

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

respectively. The Company also received securities collateral of $26 which was not included in the Company's Consolidated Balance Sheets. As of December 31, 2015, the fair value of securities on loan and the associated liability for cash collateral received was $15 and $15, respectively.
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified date in the future. These transactions generally have a contractual maturity of ninety days or less.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's consolidated balance sheets. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, fixed maturities do not meet the specific conditions for net presentation under U.S. GAAP. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.
As of December 31, 2016, the Company reported in fixed maturities, AFS on the Consolidated Balance Sheets financial collateral pledged relating to repurchase agreements of $112 in fixed maturities, AFS and $9 in cash. The Company reported a corresponding obligation to repurchase the pledged securities of $118 in other liabilities on the Consolidated Balance Sheets. As of December 31, 2015, the Company reported in financial collateral pledged relating to repurchase agreements of $249. The Company reported a corresponding obligation to repurchase the pledged securities of $249 in other liabilities on the Consolidated Balance Sheets. The Company had no outstanding dollar roll transactions as of December 31, 2016 or December 31, 2015.
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2016 and 2015 the fair value of securities on deposit was approximately $21 and $14, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company’s maximum exposure to loss as of December 31, 2016 is limited to the total carrying value of $930. In addition, the Company has outstanding commitments totaling approximately $497, to fund limited partnership and other alternative investments as of December 31, 2016. The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2016, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $100.6 billion and $82.2 billion as of December 31, 2016 and 2015, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $17.6 billion and $14.0 billion as of December 31, 2016 and 2015, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $0.8 billion and $3.5 billion for the periods ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income of the limited partnerships in which the Company invested totaled $7.4 billion, $5.2 billion, and $8.7 billion for the periods ended December 31, 2016, 2015 and 2014, respectively. As of, and for the period ended, December 31, 2016, the aggregated summarized financial data reflects the latest available financial information.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives

Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.
Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Fair Value Hedges
Interest rate swaps are used to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps are typically used to manage interest rate duration.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions, and Futures
The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2016 and 2015, the notional amount of interest rate swaps in offsetting relationships was $2.7 billion and $4.6 billion, respectively.
Foreign Currency Swaps and Forwards
Foreign currency forwards are used to hedge non-U.S. dollar denominated cash and equity securities. The Company also enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.
Fixed Payout Annuity Hedge
The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

event, as defined in the contract. The Company is also exposed to credit risk related to certain structured fixed maturity securities that have embedded credit derivatives, which reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. During 2015, the Company entered into a total return swap to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). The swap matured in January 2016 and the specific common stock investments were sold at that time. In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contain embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.
Commodity Contracts
The Company has used put option contracts on oil futures to partially offset potential losses related to certain fixed maturity securities that could be impacted by changes in oil prices. These options were terminated at the end of 2015.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.
The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. The following table presents notional and fair value for GMWB hedging instruments.

	Notional Amount		Fair Value
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Customized swaps	$5,191	$5,877	$100	$131
Equity swaps, options, and futures	1,362	1,362	(27)	2
Interest rate swaps and futures	3,703	3,740	21	25
Total	$10,256	$10,979	$94	$158
Macro Hedge Program
The Company utilizes equity swaps, options, futures, and forwards to provide partial protection against the statutory tail scenario risk arising from GMWB and the GMDB liabilities on the Company's statutory surplus. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.
Modified Coinsurance Reinsurance Contracts
As of December 31, 2016 and 2015, the Company had approximately $875 and $895, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2016	Dec 31, 2015	Dec 31, 2016	Dec 31, 2015	Dec 31, 2016	Dec 31, 2015	Dec 31, 2016	Dec 31, 2015
Cash flow hedges
Interest rate swaps	$1,794	$1,766	$7	$38	$9	$38	$(2)	$—
Foreign currency swaps	164	143	(16)	(19)	10	7	(26)	(26)
Total cash flow hedges	1,958	1,909	(9)	19	19	45	(28)	(26)
Fair value hedges
Interest rate swaps	—	23	—	—	—	—	—	—
Total fair value hedges	—	23	—	—	—	—	—	—
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	2,774	4,710	(411)	(415)	249	285	(660)	(700)
Foreign exchange contracts
Foreign currency swaps and forwards	382	386	36	4	36	4	—	—
Fixed payout annuity hedge	804	1,063	(263)	(357)	—	—	(263)	(357)
Credit contracts
Credit derivatives that purchase credit protection	131	249	(3)	10	—	12	(3)	(2)
Credit derivatives that assume credit risk [1]	458	1,435	4	(10)	5	5	(1)	(15)
Credit derivatives in offsetting positions	1,006	1,435	(1)	(1)	16	17	(17)	(18)
Equity contracts
Equity index swaps and options	100	404	—	15	33	41	(33)	(26)
Variable annuity hedge program
GMWB product derivatives [2]	13,114	15,099	(241)	(262)	—	—	(241)	(262)
GMWB reinsurance contracts	2,709	3,106	73	83	73	83	—	—
GMWB hedging instruments	10,256	10,979	94	158	190	264	(96)	(106)
Macro hedge program	6,532	4,548	178	147	201	179	(23)	(32)
Other
Modified coinsurance reinsurance contracts	875	895	68	79	68	79	—	—
Total non-qualifying strategies	39,141	44,309	(466)	(549)	871	969	(1,337)	(1,518)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$41,099	$46,241	$(475)	$(530)	$890	$1,014	$(1,365)	$(1,544)
Balance Sheet Location
Fixed maturities, available-for-sale	$121	$184	$—	$(1)	$—	$—	$—	$(1)
Other investments	12,732	11,837	235	250	325	360	(90)	(110)
Other liabilities	11,498	15,071	(577)	(653)	424	492	(1,001)	(1,145)
Reinsurance recoverables	3,584	4,000	141	162	141	162	—	—
Other policyholder funds and benefits payable	13,164	15,149	(274)	(288)	—	—	(274)	(288)
Total derivatives	$41,099	$46,241	$(475)	$(530)	$890	$1,014	$(1,365)	$(1,544)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.
Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2016
Other investments	$749	$588	$235	$(74)	$101	$60
Other liabilities	(1,091)	(396)	(577)	(118)	(655)	(40)
As of December 31, 2015
Other investments	$852	$692	$250	$(90)	$99	$61
Other liabilities	(1,255)	(499)	(653)	(103)	(753)	(3)

[1]	Included in other investments in the Company's Consolidated Balance Sheets.

[2]	Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]	Included in other investments in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]	Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)			Net Realized Capital Gains (Losses) Recognized in Income on Derivative (Ineffective Portion)
	2016	2015	2014	2016	2015	2014
Interest rate swaps	$(16)	$3	$34	$—	$—	$2
Foreign currency swaps	2	—	(10)	—	—	—
Total	$(14)	$3	$24	$—	$—	$2

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2016	2015	2014
Interest rate swaps	Net realized capital gains (losses)	$1	$(1)	$(1)
Interest rate swaps	Net investment income (loss)	25	33	50
Foreign currency swaps	Net realized capital gains (losses)	(2)	(9)	(13)
Total		$24	$23	$36
As of December 31, 2016, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $13. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions, excluding interest payments on existing variable-rate financial instruments, is approximately less than one year.
During the years ended December 31, 2016, 2015, and 2014, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Fair Value Hedges
For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
For the years ended December 31, 2016, 2015, and 2014, the Company recognized in income immaterial gains and (losses) for the ineffective portion of fair value hedges related to the derivative instrument and the hedged item.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2016	2015	2014
Variable annuity hedge program
GMWB product derivatives	$88	$(59)	$(2)
GMWB reinsurance contracts	(14)	17	4
GMWB hedging instruments	(112)	(45)	3
Macro hedge program	(163)	(46)	(11)
International program hedging instruments	—	—	(126)
Total variable annuity hedge program	(201)	(133)	(132)
Foreign exchange contracts
Foreign currency swaps and forwards	32	5	4
Fixed payout annuity hedge	25	(21)	(148)
Japanese fixed annuity hedging instruments	—	—	22
Total foreign exchange contracts	57	(16)	(122)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	(18)	(7)	(6)
Credit contracts
Credit derivatives that purchase credit protection	(9)	3	(6)
Credit derivatives that assume credit risk	15	(4)	10
Equity contracts
Equity index swaps and options	30	19	7
Commodity contracts
Commodity options	—	(5)	—
Other
GMAB and GMWB reinsurance contracts	—	—	579
Modified coinsurance reinsurance contracts	(12)	46	395
Derivative instruments formerly associated with HLIKK [1]	—	—	(2)
Total other non-qualifying derivatives	(12)	46	972
Total [2]	$(138)	$(97)	$723
[1] These amounts relate to the termination of the hedging program associated with the Japan variable annuity product due to the sale of HLIKK.
[2] Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.
As of December 31, 2016

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$88	$—	3 years	Corporate Credit/ Foreign Gov.	A	$45	$—
Below investment grade risk exposure	43	—	1 year	Corporate Credit	B-	43	—
Basket credit default swaps [4]
Investment grade risk exposure	493	5	3 years	Corporate Credit	BBB+	225	(1)
Below investment grade risk exposure	22	2	4 years	Corporate Credit	B	22	(2)
Investment grade risk exposure	158	(2)	2 years	CMBS Credit	AA+	111	1
Below investment grade risk exposure	57	(13)	1 year	CMBS Credit	CCC	57	13
Embedded credit derivatives
Investment grade risk exposure	100	100	Less than 1 year	Corporate Credit	A+	—	—
Total [5]	$961	$92				$503	$11
As of December 31, 2015

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$118	$—	1 year	Corporate Credit/ Foreign Gov.	BBB+	$115	$(1)
Below investment grade risk exposure	43	(2)	2 years	Corporate Credit	CCC+	43	1
Basket credit default swaps [4]
Investment grade risk exposure	1,265	7	4 years	Corporate Credit	BBB+	345	(2)
Investment grade risk exposure	503	(14)	6 years	CMBS Credit	AAA-	141	1
Below investment grade risk exposure	74	(13)	1 year	CMBS Credit	CCC	74	13
Embedded credit derivatives
Investment grade risk exposure	150	148	1 year	Corporate Credit	A+	—	—
Total [5]	$2,153	$126				$718	$12

[1]
The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, Fitch and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $1.8 billion as of December 31, 2016 and 2015, of notional amount on swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2016 and 2015, the Company pledged cash collateral associated with derivative instruments with a fair value of $134 and $173, respectively, for which the collateral receivable has been primarily included within other investments on the Company's Consolidated Balance Sheets. As of December 31, 2016 and 2015, the Company also pledged securities collateral associated with derivative instruments with a fair value of $830 and $873, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.
As of December 31, 2016 and 2015, the Company accepted cash collateral associated with derivative instruments of $333 and $341, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2016 and 2015 with a fair value of $107 and $100, respectively, of which the Company has the ability to sell or repledge $81 and $100, respectively. As of December 31, 2016 and 2015, the Company had no repledged securities and did not sell any securities. In addition, as of December 31, 2016 and 2015, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers.
Reinsurance Recoverables
Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company’s estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.
The Company's reinsurance recoverables are summarized as follows:

	As of December 31,
Reinsurance Recoverables	2016	2015
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,363	$18,993
Other reinsurers	1,362	1,506
Gross reinsurance recoverables	$20,725	$20,499
As of December 31, 2016, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.8 billion, respectively. As of December 31, 2015, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.4 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. Net of invested assets held in trust, as of December 31, 2016, the Company has $1.2 billion of reinsurance recoverables from Prudential representing approximately 15% of the Company's consolidated stockholder's equity. As of December 31, 2016, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company’s Consolidated Stockholder's Equity.
No allowance for uncollectible reinsurance is required as of December 31, 2016 and December 31, 2015. The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company’s reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company’s consolidated results of operations or cash flows in a particular quarter or annual period.
Insurance Revenues
The effect of reinsurance on earned premiums, fee income and other is as follows:

	Year Ended December 31,
	2016	2015	2014
Gross earned premiums, fee income and other	$2,659	$2,877	$3,228
Reinsurance assumed	129	113	74
Reinsurance ceded	(1,616)	(1,801)	(2,060)
Net earned premiums, fee income and other	$1,172	$1,189	$1,242

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,131, $1,094, and $845 for the years ended December 31, 2016, 2015, and 2014, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.
The Company also maintains a reinsurance agreement with HLA, whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $40, $64, and $85 for the years ended December 31, 2016, 2015, and 2014, respectively. The Company ceded accident and health premiums to HLA of $86, $129, and $365 for the years ended December 31, 2016, 2015, and 2014, respectively.

6. Deferred Policy Acquisition Costs
Changes in the DAC balance are as follows:

	For the years ended December 31,
	2016	2015	2014
Balance, beginning of period	$542	$521	$689
Deferred costs	7	7	14
Amortization — DAC	(40)	(82)	(110)
Amortization — Unlock benefit (charge), pre-tax	(74)	13	(96)
Adjustments to unrealized gains and losses on securities AFS and other	28	83	24
Balance, end of period	$463	$542	$521

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for future policy benefits are as follows:

	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total
Liability balance as of January 1, 2016	$863	$2,313	$10,674	$13,850
Less Shadow Reserve	—	—	(211)	(211)
Liability balance as of January 1, 2016, excluding shadow reserve	863	2,313	10,463	13,639
Incurred [3]	37	314	671	1,022
Paid	(114)	—	(785)	(899)
Liability balance as of December 31, 2016, excluding shadow reserve	786	2,627	10,349	13,762
Add Shadow Reserve	—	—	238	238
Liability balance as of December 31, 2016	$786	$2,627	$10,587	$14,000
Reinsurance recoverable asset, as of January 1, 2016	$523	$2,313	$1,823	$4,659
Incurred [3]	—	314	(56)	258
Paid	(91)	—	(70)	(161)
Reinsurance recoverable asset, as of December 31, 2016	$432	$2,627	$1,697	$4,756

	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2015	$812	$2,041	$10,771	$13,624
Less Shadow Reserve	—	—	(265)	(265)
Liability balance as of January 1, 2015, excluding shadow reserve	812	2,041	10,506	13,359
Incurred [3]	163	272	741	1,176
Paid	(112)	—	(784)	(896)
Liability balance as of December 31, 2015, excluding shadow reserve	863	2,313	10,463	13,639
Add Shadow Reserve	—	—	211	211
Liability balance as of December 31, 2015	$863	$2,313	$10,674	$13,850
Reinsurance recoverable asset, as of January 1, 2015	$480	$2,041	$1,795	$4,316
Incurred [3]	132	272	107	511
Paid	(89)	—	(79)	(168)
Reinsurance recoverable asset, as of December 31, 2015	$523	$2,313	$1,823	$4,659

[1]
These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits that make up a shortfall between the account value and the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]	Represents life-contingent reserves for which the company is subject to insurance and investment risk.

[3]	Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

 The following table provides details concerning GMDB/GMWB exposure as of December 31, 2016:

Account Value by GMDB/GMWB Type
Maximum anniversary value (“MAV”) [1]	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV only	$13,565	$2,285	$350	71
With 5% rollup [2]	1,156	187	60	71
With Earnings Protection Benefit Rider (“EPB”) [3]	3,436	464	75	70
With 5% rollup & EPB	467	102	22	73
Total MAV	18,624	3,038	507
Asset Protection Benefit ("APB") [4]	10,438	172	114	69
Lifetime Income Benefit ("LIB") – Death Benefit [5]	464	6	6	70
Reset [6] (5-7 years)	2,406	13	12	70
Return of Premium ("ROP") [7] /Other	8,766	69	65	69
Subtotal Variable Annuity with GMDB/GMWB [10]	$40,698	$3,298	$704	70
Less: General Account Value with GMDB/GMWB	3,773
Subtotal Separate Account Liabilities with GMDB	36,925
Separate Account Liabilities without GMDB	78,740
Total Separate Account Liabilities	$115,665

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV; net premiums paid; or for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]
Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $6.4 billion of total account value and weighted average attained age of 72 years. There is no NAR or retained NAR related to these contracts.

The account balances of contracts with guarantees were invested in variable separate accounts as follows:

Asset type	December 31, 2016	December 31, 2015
Equity securities (including mutual funds)	$33,880	$36,970
Cash and cash equivalents	3,045	3,453
Total	$36,925	$40,423
As of December 31, 2016 and December 31, 2015, approximately 16% and 17% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 84% and 83% were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $1.1 billion in qualifying assets to secure FHLBB advances for 2017. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2016, the Company had no advances outstanding under the FHLBB facility.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Income Taxes

The provision (benefit) for income taxes consists of the following:

	For the years ended December 31,
	2016	2015	2014
Income Tax Expense (Benefit)
Current - U.S. Federal	$2	$36	$(339)
Deferred - U.S. Federal	72	(6)	523
Total income tax expense	$74	$30	$184
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	As of December 31,
Deferred Tax Assets	2016	2015
Tax basis deferred policy acquisition costs	$101	$119
Unearned premium reserve and other underwriting related reserves	6	4
Financial statement deferred policy acquisition costs and reserves	32	—
Investment-related items	135	524
Insurance product derivatives	79	90
Net operating loss carryover	1,155	1,166
Alternative minimum tax credit	232	232
Foreign tax credit carryover	40	122
Other	191	16
Total Deferred Tax Assets	1,971	2,273
Net Deferred Tax Assets	1,971	2,273
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	—	(220)
Net unrealized gain on investments	(480)	(432)
Employee benefits	(54)	(40)
Total Deferred Tax Liabilities	(534)	(692)
Net Deferred Tax Assets	$1,437	$1,581
The Company has a current income tax receivable of $64 and $276 as of December 31, 2016 and 2015, respectively.
Under a separate entity approach, no current tax benefits would have been required to be recorded to equity in 2016, 2015, or 2014.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover, alternative minimum tax credit carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2016 and 2015, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,301 and $3,333, respectively. If unutilized, $3,299 of the losses expire from 2023-2029. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Income Taxes (continued)

Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future ultimate parent's consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time.
Alternative Minimum Tax Credit and Foreign Tax Credit Carryover
As of December 31, 2016 and 2015, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $232 and $232 and foreign tax credit carryover of $40 and $122 respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryover expire from 2020 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified and purchased certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.
The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2017. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company’s effective tax rate for the year ended December 31, 2015 reflects a $36 net reduction in the provision for income taxes from intercompany tax settlements.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2016	2015	2014
Tax provision at the U.S. federal statutory rate	$125	$186	$301
Dividends received deduction ("DRD")	(76)	(152)	(109)
Foreign related investments	(7)	(3)	(8)
IRS audit adjustments	31	—	—
Other	1	(1)	—
Provision for income taxes	$74	$30	$184
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

Lease Commitments
The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $2, $9 and $7 for the years ended December 31, 2016, 2015 and 2014, respectively. Future minimum lease commitments as of December 31, 2016 are immaterial.
Unfunded Commitments
As of December 31, 2016, the Company has outstanding commitments totaling $645, of which $497 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $106 of the outstanding commitments relate to various funding obligations associated with private placement securities. The remaining outstanding commitments of $42 relate to mortgage loans the Company is expecting to fund in the first half of 2017.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2016 and 2015 the liability balance was $8 and $15, respectively. As of December 31, 2016 and 2015 was $15 and $27, respectively, related to premium tax offsets was included in other assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Commitments and Contingencies (continued)

Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2016, was $794. Of this $794 the legal entities have posted collateral of $939 in the normal course of business. In addition, the Company has posted collateral of $31 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2016, a downgrade of one or two levels below the current financial strength ratings by either Moody’s or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, is primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Transactions with Affiliates

Parent Company Transactions
Transactions of the Company with Hartford Fire Insurance Company ("Hartford Fire"), Hartford Holdings Inc. ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company has issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self -insured entities. In many cases, the structured settlement contracts are to fund claim settlements of the Company's affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. As of December 31, 2016 and 2015, the Company had $53 and $53, respectively, of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2016, 2015 and 2014, the Company recorded earned premiums of $4, $3, and $3 for these intercompany claim annuities. Under some of the structured settlement agreements, the claimants have released The Hartford's property and casualty subsidiaries of their primary claim obligation. Reserves for annuities issued by the Company to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $711 and $746 as of December 31, 2016 and 2015, respectively.
Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods that would include a blend of revenue, expense and capital.
The Company has issued a guarantee to retirees and vested terminated employees (“Retirees”) of The Hartford Retirement Plan for U.S. Employees (“the Plan”) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.
In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2016 and 2015, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.
Reinsurance Assumed from Affiliates
The Company and HLAI formerly reinsured certain fixed annuity products and variable annuity product GMDB, GMIB, GMWB and GMAB riders from HLIKK, a former Japanese affiliate that was sold on June 30, 2014 to ORIX Life Insurance Corporation. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLAI by terminating or modifying intercompany agreements. As a result, the Company recognized a loss on this recapture of $213 in 2014. Upon closing, HLIKK is responsible for all liabilities of the recaptured business.
HLAI continues to provide reinsurance for yen denominated fixed payout annuities approximating $487 and $619 as of December 31, 2016 and 2015, respectively.
Reinsurance Ceded to Affiliates
Effective August 1, 2016, the Company recaptured a reinsurance agreement with HLA, a wholly owned subsidiary of Hartford Life, Inc. whereby the Company had ceded a single group annuity contract to HLA under a 100% quota share agreement. As a result of this recapture, the Company received a return of premium of $90 and increased reserves by $63 resulting in a recognized pre-tax gain of approximately $27.
The Company also maintains a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc., whereby the Company cedes both group life and group accident and health risk. Under this treaty, the Company ceded group life premium of $40, $64, and $85 for the years ended December 31, 2016, 2015, and 2014, respectively. The Company ceded accident and health premiums to HLA of $86, $129, and $365 for the years ended December 31, 2016, 2015, and 2014, respectively.
Effective April 1, 2014, HLAI, terminated its modco and coinsurance with funds withheld reinsurance agreement with WRR, following receipt of approval from the CTDOI and Vermont Department of Financial Regulation. As a result, the Company recognized a gain of $213 in the year ended December 31, 2014 resulting from the termination of derivatives associated with the reinsurance transaction.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Transactions with Affiliates (continued)

The impact of the modco and coinsurance with funds withheld reinsurance agreement with WRR on the Company’s Consolidated Statements of Operations prior to termination in 2014 was as follows:

For the Year Ended December 31,
2014
Earned premiums	$(5)
Net realized losses [1]	(103)
Total revenues	(108)
Benefits, losses and loss adjustment expenses	(1)
Insurance operating costs and other expenses	(4)
Total expenses	(5)
Loss before income taxes	(103)
Income tax benefit	(36)
Net loss	$(67)

[1]	Amounts represent the change in valuation of the derivative associated with this transaction.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".
Statutory net income and statutory capital are as follows:

	For the years ended December 31,
	2016	2015	2014
Combined statutory net income	$349	$371	$132
Statutory capital	$4,398	$4,939	$5,564
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 400% of their Company Action Levels as of December 31, 2016 and 2015. The reporting of RBC ratios is not intended for the purpose of ranking any company, or for use in connection with any marketing, advertising of promotional activities.
Dividends and Capital Contributions
Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.
The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer’s earned surplus, it requires the prior approval of the CTDOI.
In 2016, HLAI paid dividends of $750 to the Company which were subsequently paid to the Company's parent.
In 2017, the Company is permitted to pay up to a maximum of $1 billion in dividends and the Company 's subsidiaries are permitted to pay up to a maximum of approximately $345 in dividends without prior approval from the applicable insurance commissioner. However, to meet the liquidity needed to pay dividends up to the HFSG Holding Company, the Company may require receiving regulatory approval for extraordinary dividends from HLAI. On January 30, 2017, HLAI paid a dividend of $300 to the Company which was subsequently paid as a dividend to the Company's parent.
The Company anticipates paying an additional $300 dividends to its parent during 2017.
Year Ended December 31, 2015
In 2015 the Company paid dividends of approximately $1.0 billion to its parent, based on the approval of the CTDOI.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Statutory Results (continued)

The Company’s subsidiaries were permitted to pay up to a maximum of approximately $415 in dividends without prior approval from the applicable insurance commissioner. On January 29, 2016, Hartford Life and Annuity paid an extraordinary dividend of $500 to the Company which was subsequently paid as an extraordinary dividend to HLI.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, net of tax, by component consist of the following:
For the year ended December 31, 2016

	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$539	$57	$(3)	$593
OCI before reclassifications	212	(9)	—	203
Amounts reclassified from AOCI	(58)	(16)	—	(74)
OCI, net of tax	154	(25)	—	129
Ending balance	$693	$32	$(3)	$722
For the year ended December 31, 2015

	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,154	$70	$(3)	$1,221
OCI before reclassifications	(633)	2	—	(631)
Amounts reclassified from AOCI	18	(15)	—	3
OCI, net of tax	(615)	(13)	—	(628)
Ending balance	$539	$57	$(3)	$593
For the year ended December 31, 2014

	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$495	$79	$—	$574
OCI before reclassifications	660	14	(3)	671
Amounts reclassified from AOCI	(1)	(23)	—	(24)
OCI, net of tax	659	(9)	(3)	647
Ending balance	$1,154	$70	$(3)	$1,221

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Reclassifications from AOCI consist of the following:

	Amount Reclassified from AOCI
AOCI	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	Affected Line Item in the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$89	$(27)	$1	Net realized capital gains (losses)
	89	(27)	1	Total before tax
	31	(9)	—	Income tax expense
	$58	$(18)	$1	Net income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$1	$(1)	$(1)	Net realized capital gains (losses)
Interest rate swaps	25	33	50	Net investment income
Foreign currency swaps	(2)	(9)	(13)	Net realized capital gains (losses)
	24	23	36	Total before tax
	8	8	13	Income tax expense
	$16	$15	$23	Net income
Total amounts reclassified from AOCI	$74	$(3)	$24	Net income
14. Quarterly Results (Unaudited)

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2016	2015	2016	2015	2016	2015	2016	2015
Total revenues	$487	$668	$622	$702	$702	$630	$571	$499
Total benefits, losses and expenses	478	483	474	461	610	500	464	525
Net income	28	145	118	230	79	118	57	7
Less: Net income (loss) attributable to the noncontrolling interest	—	—	—	—	—	1	—	(1)
Net income attributable to Hartford Life Insurance Company	$28	$145	$118	$230	$79	$117	$57	$8

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account (1)
	(2)	Not applicable.
	(3)	(a) Principal Underwriter Agreement.(2)
	(3)	(b) Form of Dealer Agreement.(2)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract.(3)
	(4)	(b) Amendatory Rider - Annuity Commencement Date Deferral Option (4)
	(5)	Form of Application.(3)
	(6)	(a) Articles of Incorporation of Hartford.(5)
	(6)	(b) Bylaws of Hartford.(6)
	(7)	Form of Reinsurance Agreement.(7)
	(8)	Form of Fund Participation Agreement.(8)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consent of Deloitte & Touche LLP.
	(11)	No financial statements are omitted.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)     Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2)    Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3)     Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, dated April 7, 2003.

(4)     Incorporated by reference to Post-Effective Amendment No. 22, to the Registration Statement File No. 333-101950, dated November 15, 2016.

(5)    Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(6)    Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(7)    Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(8)    Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 333-39612, dated September 6, 2000.

ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Kathleen M. Bromage	Senior Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Aidan Kidney	Senior Vice President
Diane Krajewski	Vice President
David R. Kryzanski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 333-176150, filed on April 20, 2017.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2017, there were 91,349 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

(a)    HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Aidan Kidney	Chairman of the Board, Senior Vice President, Director
Kathleen E. Jorens	Vice President, Assistant Treasurer
Robert W. Paiano	Senior Vice President, Treasurer
Michael Chesman	Senior Vice President, Director of Taxes
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Mark M. Sosha	Vice President
Diane Krajewski	Director

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on April 20, 2017.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	April 20, 2017

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney